         Filed with the Securities and Exchange Commission on September 30, 2005
                           Securities Act of 1933 Registration File No. 33-84762
                                Investment Company Act of 1940 File No. 811-8648

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]

        Pre-Effective Amendment No.__                             [_]
        Post-Effective Amendment No. 33                           [X]

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
        ACT OF 1940                                               [X]

        Amendment No. 36

                        (Check appropriate box or boxes)

                                 WT MUTUAL FUND
               (Exact Name of Registrant as Specified in Charter)

                 1100 North Market Street, Wilmington, DE 19890
               (Address of Principal Executive Offices)(Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 254-3948

                         Robert J. Christian, President
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                     (Name and Address of Agent for Service)

                                    Copy to:
                            Joseph V. Del Raso, Esq.
                               Pepper Hamilton LLP
                              3000 Two Logan Square
                             Philadelphia, PA 19103

It is proposed that this filing will become effective (check the appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)
[X]  75 days after filing  pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        WILMINGTON MID CAP CORE PORTFOLIO
                      WILMINGTON SMALL CAP GROWTH PORTFOLIO
                      WILMINGTON SMALL CAP VALUE PORTFOLIO

                                OF WT MUTUAL FUND

                        INVESTOR AND INSTITUTIONAL SHARES

                           PROSPECTUS DATED ____, 2005

      This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

      Please note that these Portfolios:

      -     are not bank deposits

      - are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

      -     are not federally insured

      - are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other governmental agency

      -     are not guaranteed to achieve their goal(s)

      These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                         [PAGE INTENTIONALLY LEFT BLANK]

                                TABLE OF CONTENTS

                                           PORTFOLIO DESCRIPTIONS
A look at the goals, strategies, risks,        Summary .......................................................
and expenses of each Portfolio.                Performance Information........................................
                                               Fees and Expenses..............................................
                                               Expense Example
                                           ADDITIONAL INVESTMENT INFORMATION
                                               Investment Objectives..........................................
                                               Principal Investment Strategies................................
                                               Additional Investment Strategies...............................
                                               Additional Risk Information....................................
Details about the service providers.       MANAGEMENT OF THE PORTFOLIO
                                               Investment Adviser.............................................
                                               Portfolio Management...........................................
                                               Service Providers..............................................
Policies and instructions for opening,     SHAREHOLDER INFORMATION
maintaining and closing an account in          Pricing of Shares..............................................
any of the Portfolios.                         Purchase of Shares.............................................
                                               Redemption of Shares...........................................
                                               Exchange of Shares.............................................
                                               Distributions
                                               Taxes           ...............................................
                                           DISTRIBUTION ARRANGEMENTS
Details on the Portfolios' distribution        Share Classes
arrangements and share classes.            FOR MORE INFORMATION...............................................

                         [PAGE INTENTIONALLY LEFT BLANK]

                        WILMINGTON MID CAP CORE PORTFOLIO
                      WILMINGTON SMALL CAP GROWTH PORTFOLIO
                      WILMINGTON SMALL CAP VALUE PORTFOLIO

                        INVESTOR AND INSTITUTIONAL SHARES

                             PORTFOLIO DESCRIPTIONS

SUMMARY

Investment Objectives                           The WILMINGTON MID CAP CORE
                                                PORTFOLIO, the WILMINGTON SMALL
                                                CAP GROWTH PORTFOLIO and the
                                                WILMINGTON SMALL CAP VALUE
                                                PORTFOLIO each seek long-term
                                                capital appreciation.

Investment Focus                                Equity (or equity related)
                                                securities

Share Price Volatility                          High

Principal Investment Strategies                 The WILMINGTON MID CAP CORE
                                                PORTFOLIO invests at least 80%
                                                of its assets in a diversified
                                                portfolio of U.S. equity (or
                                                equity related) securities of
                                                mid cap companies. The
                                                Portfolio's investment adviser
                                                employs a combined growth and
                                                value investment approach and
                                                invests in stocks of companies
                                                with characteristics the
                                                investment adviser believes are
                                                attractive to the equity
                                                securities marketplace.

                                                The WILMINGTON SMALL CAP GROWTH
                                                PORTFOLIO invests at least 80%
                                                of its assets in a diversified
                                                portfolio of U.S. equity (or
                                                equity related) securities of
                                                small cap companies. The
                                                Portfolio's investment adviser
                                                employs a growth investment
                                                approach and invests in stocks
                                                of companies with
                                                characteristics the investment
                                                adviser believes are attractive
                                                to the equity securities
                                                marketplace.

                                                The WILMINGTON SMALL CAP VALUE
                                                PORTFOLIO invests at least 80%
                                                of its assets in a diversified
                                                portfolio of U.S. equity (or
                                                equity related) securities of
                                                small cap companies. The
                                                Portfolio's investment adviser
                                                employs a value investment
                                                approach and invests in stocks
                                                of companies with
                                                characteristics the investment
                                                adviser believes are attractive
                                                to the equity securities
                                                marketplace.

Principal Risks                                 The Portfolios are subject to
                                                the risks summarized below and
                                                further described under the
                                                heading "Additional Risk
                                                Information."

                                                -   An investment in a Portfolio
                                                    is not a deposit of
                                                    Wilmington Trust Company or
                                                    any of its affiliates and is
                                                    not insured or guaranteed by
                                                    the FDIC or any other
                                                    government agency.

                                                -   It is possible to lose money
                                                    by investing in a Portfolio.
                                                    There is no guarantee that
                                                    the stock market or the
                                                    stocks that a Portfolio
                                                    holds will increase in
                                                    value.

                                                -   A Portfolio's share price
                                                    will fluctuate in response
                                                    to changes in the market
                                                    value of the Portfolio's
                                                    investments. Market value
                                                    changes result from business
                                                    developments affecting an
                                                    issuer as well as general
                                                    market and economic
                                                    conditions.

                                                -   Growth-oriented investments
                                                    may be more volatile than
                                                    the rest of the U.S. stock
                                                    market as a whole.

                                                -   A value-oriented investment
                                                    approach is subject to the
                                                    risk that a security
                                                    believed to be undervalued
                                                    does not appreciate in value
                                                    as anticipated.

                                                -   Small capitalization
                                                    companies may be more
                                                    vulnerable than large
                                                    companies to adverse
                                                    business or economic
                                                    developments, and their
                                                    securities may be less
                                                    liquid and more volatile
                                                    than securities of larger
                                                    companies.

                                                -   The performance of a
                                                    Portfolio will depend on
                                                    whether the investment
                                                    adviser is successful in
                                                    pursuing the investment
                                                    strategy.

Investor Profile                                Investors who want the value of
                                                their investment to grow and who
                                                are willing to accept more
                                                volatility for the possibility
                                                of higher returns.

PERFORMANCE INFORMATION

                        WILMINGTON MID CAP CORE PORTFOLIO
                      WILMINGTON SMALL CAP GROWTH PORTFOLIO
                      WILMINGTON SMALL CAP VALUE PORTFOLIO

      Because the Portfolios have not yet commenced operations as of the date of this Prospectus, performance information is not yet available.

FEES AND EXPENSES

      The table below describes the fees and expenses that you may pay if you buy and hold Shares of a Portfolio.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                            INSTITUTIONAL         INVESTOR
                                                                                                SHARES             SHARES
                                                                                            --------------        ---------
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)            None                None
Maximum deferred sales charge                                                                   None                None
Maximum sales charge imposed on reinvested dividends (and other distributions)                  None                None
Redemption fee (a)                                                                              1.00%               1.00%
Exchange fee (a)                                                                                1.00%               1.00%
Maximum account fee                                                                             1.00%               1.00%

-----------
(a) Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See "REDEMPTION OF SHARES" and "EXCHANGE OF SHARES" elsewhere in this prospectus for additional information.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

INSTITUTIONAL SHARES

                                                   MID CAP                   SMALL CAP                   SMALL CAP
                                                    CORE                      GROWTH                       VALUE
                                                  PORTFOLIO                  PORTFOLIO                   PORTFOLIO
                                                  ---------                  ---------                   ---------
Management fees                                      0.70%                      0.75%                       0.75%
Distribution (Rule 12b-1) fees                       None                       None                        None
Other expenses(1)                                   _____%                     _____%                      _____%
Total annual operating expenses                     _____%                     _____%                      _____%
Waivers/Reimbursements(2)                          (_____)%                   (_____)%                    (_____)%
Net expenses(2)                                     _____%                     _____%                      _____%

INVESTOR SHARES

                                                      MID CAP                  SMALL CAP                 SMALL CAP
                                                       CORE                     GROWTH                     VALUE
                                                     PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                                     ---------                 ---------                 ---------
Management fees                                        0.70%                      0.75%                       0.75%
Distribution (Rule 12b-1) fees                         0.25%                      0.25%                       0.25%
Other expenses(1)                                     _____%                     _____%                      _____%
Total annual operating expenses                       _____%                     _____%                      _____%
Waivers/Reimbursements(2)                            (_____)%                   (_____)%                    (_____)%
Net expenses(2)                                       _____%                     _____%                      _____%

----------
1 The Portfolio was not operational as of the date of this prospectus. Therefore, "Other expenses" listed in the table are based on estimates for the current fiscal year; actual expenses may vary. "Other expenses" include, among other things, fees payable for transfer agency services, which are borne by each class separately. As a result, transfer agency fees and "Other expenses" may differ between the classes.

[2 The investment adviser has contractually agreed to reimburse the Portfolio for other expenses to the extent that "Total annual Portfolio operating expenses" exceed ____% and ____%, for Institutional Shares and Investor Shares, respectively, through _____.]

EXPENSE EXAMPLE

      This Example is intended to help you compare the cost of investing in Shares of each Portfolio with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

      -     you reinvested all dividends and other distributions;

      -     the average annual return was 5%;

      - the Portfolio's total operating expenses (reflecting contractual waivers or reimbursements) are charged and remain the same over the time periods; and

      -     you redeemed all of your investment at the end of each time period.

      Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                              INSTITUTIONAL          INVESTOR
                                 SHARES               SHARES
                              ------------           --------
1 Year                           $____                 $____
3 Years                          $____                 $____

      The above example is for comparison purposes only and is not a representation of a Portfolio's actual expenses and returns, either past or future.

INVESTMENT OBJECTIVES

      The WILMINGTON MID CAP CORE PORTFOLIO, the WILMINGTON SMALL CAP GROWTH PORTFOLIO and the WILMINGTON SMALL CAP VALUE PORTFOLIO each seek long-term capital appreciation. These investment objectives may be changed without shareholder approval.

      There is no guarantee that any Portfolio will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

      The WILMINGTON MID CAP CORE PORTFOLIO invests at least 80% of its assets in a diversified portfolio of U.S. equity or equity-related securities of mid cap companies. Rodney Square Management Corporation ("RSMC") employs a growth and value investment approach and invests in common or preferred stock of U.S. companies that have attractive growth characteristics with market capitalizations at the time of purchase similar to those in the Russell Midcap Index and the S&P MidCap 400 Index that trade on U.S. securities markets.

      RSMC seeks securities that it believes possess growth or value characteristics attractive to institutional and retail investors. The selection of individual securities is based on a proprietary methodology that employs a disciplined analysis of multiple factors, including liquidity, profitability, risk, valuation, price history and analysts' earnings estimates. RSMC may rotate the Portfolio's holdings among various market sectors based on economic analysis of the overall business cycle.

      The WILMINGTON SMALL CAP GROWTH PORTFOLIO invests at least 80% of its assets in a diversified portfolio of U.S. equity or equity-related securities of small cap companies. RSMC employs a growth investment approach and invests in common or preferred stock of U.S. companies that have attractive growth characteristics with market capitalizations at the time of purchase similar to those in the Russell 2000 Growth Index and the S&P SmallCap 600/Barra Growth Index that trade on U.S. securities markets.

      RSMC seeks securities that it believes possess growth characteristics attractive to institutional and retail investors. The selection of individual securities is based on a proprietary methodology that employs a disciplined analysis of multiple factors, including liquidity, profitability, risk, valuation, price history and analysts' earnings estimates.

      The WILMINGTON SMALL CAP VALUE PORTFOLIO invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity related) securities of small cap companies. RSMC employs a value investment approach and invests in common or preferred stock of U.S. companies that have attractive growth characteristics with market capitalizations at the time of purchase similar to those in the Russell 2000 Value Index and the S&P SmallCap 600/Barra Value Index that trade on U.S. securities markets.

      RSMC seeks securities that it believes possess value characteristics attractive to institutional and retail investors. The selection of individual securities is based on a proprietary methodology that employs a disciplined analysis of multiple factors, including liquidity, profitability, risk, valuation, price history and analysts' earnings estimates.

      ALL PORTFOLIOS. RSMC may also allocate a portion of a Portfolio's assets (up to __%) to shares of exchange traded funds or ("ETFs") whose underlying investments are consistent with a Portfolio's investment objective. As a shareholder in an investment company, a Portfolio would bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses. The Investment Company Act of 1940 limits investments by registered investment companies in the securities of other investment companies. However, a Portfolio may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

      Any percentage limitations with respect to assets of a Portfolio or the capitalization requirement of companies in which a Portfolio invests are applied at the time of purchase.

ADDITIONAL INVESTMENT STRATEGIES

      Each Portfolio may use other strategies and engage in other investment practices, which are more fully described in the Statement of Additional Information ("SAI"). These include, but are not limited to, the following investment strategies and practices: borrow money;

lend portfolio securities; enter into repurchase agreements and reverse repurchase agreements; purchase and sell securities on a when-issued or delayed delivery basis; enter into forward commitments to purchase securities; purchase and write call and put options on securities and securities indexes; enter into futures contracts, options on futures contracts and swap agreements; invest in foreign securities; and buy or sell foreign currencies and enter into forward foreign currency contracts. These and other types of securities and investment techniques used by the Portfolios all have attendant risks.

      For cash management purposes, the Portfolios may maintain cash reserves and money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations, and commercial paper). Each Portfolio may expose these reserves to the performance of one or more equity markets, usually by use of stock index futures contracts and options on such futures contracts, as well as exchange traded and over the counter options, and equity index swaps to attempt to hedge actual or anticipated investment securities positions.

      The frequency of portfolio transactions and the Portfolios' turnover rate will vary from year to year depending on the market. A higher turnover rate may increase transaction costs (i.e., brokerage commissions) and may cause adverse tax consequences for a Portfolio's shareholders. With frequent trading activity, a greater proportion of any dividends paid out by a Portfolio will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall Portfolio performance.

      In order to respond to adverse market, economic, political or other conditions, the Portfolios may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade or higher. The result of this action may be that a Portfolio will be unable to achieve its investment objective.

ADDITIONAL RISK INFORMATION

      The following is a list of certain risks that may apply to your investment in a Portfolio. Further information about investment risks is available in the
SAI:

      - DERIVATIVES RISK: Some of a Portfolio's investments may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. [As a fundamental policy, no more than 15% of a Portfolio's total assets may be committed or exposed to derivative strategies.]

      - FOREIGN SECURITY RISK. The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. markets.

      - GROWTH INVESTING RISK: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.

      - LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

      - MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

      - OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

      - SMALL/MID CAP RISK: Small cap and mid cap companies may be more vulnerable than larger companies to adverse business or economic developments. These companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

      - VALUATION RISK: The risk that a Portfolio has valued certain of its securities at a higher price than they can be sold.

      - VALUE INVESTING RISK: The risk that investments in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

                          MANAGEMENT OF THE PORTFOLIOS

      The Board of Trustees of the Portfolios supervises the management, activities and affairs of the Portfolios and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Portfolio and its shareholders.

INVESTMENT ADVISER

      Rodney Square Management Corporation ("RSMC"), 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to the Portfolios. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of each Portfolio in accordance with its investment objective, policies and limitations. Wilmington Trust Investment Management, LLC ("WTIM"), 3455 Peachtree Road, Suite 2000, Atlanta, Georgia 30326, also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. As of September 30, 2005, RSMC had $[____ billion] in assets under management and WTIM had [$___ billion] in assets under management.

      RSMC is entitled to receive an annual investment advisory fee, paid monthly as a percentage of each Portfolio's average daily net assets, as follows:

    PORTFOLIO                            ADVISORY FEE AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS ("ASSETS")
-------------------            ------------------------------------------------------------------------------------
Mid Cap Core                   0.70% [of the first $1 billion in Assets; __% of the next $1 billion in Assets; and
                               0.__% of Assets over $2 billion]

Small Cap Growth               0.75% [of the first $1 billion in Assets; __% of the next $1 billion in Assets; and
                               0.__% of Assets over $2 billion]

Small Cap Value                0.75% [of the first $1 billion in Assets; __% of the next $1 billion in Assets; and
                               0.__% of Assets over $2 billion]

      WTIM may receive a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC's fee. The fee shall be payable monthly as soon as practicable after the last day of each month.

PORTFOLIO MANAGERS

      The day-to-day management of the Portfolios is the responsibility of a group of RSMC investment professionals. The senior members of the Portfolio's management team who are jointly and primarily responsible for the Portfolios' day-to-day management are set forth below.

      REX P. MACEY, CFA, CIMA, CFP is Vice President and Director of Equity Management of RSMC and WTIM. Mr. Macey is a member of the portfolio management team primarily responsible for the day-to-day management of the Mid Cap Core, Small Cap Growth and Small Cap Value Portfolios. Prior to joining RSMC in 2004, Mr. Macey served as the Director of Research at KPMG Investment Advisors from 2001 to 2004. He also served as Chief Investment Officer for American Financial Advisors, LLC from 2001 to 2004 and as a Portfolio Manager at Macy-Holland & Co., LLC from 1996-2001.

      ADRIAN CRONJE, CFA is a Vice President of WTIM and a member of the portfolio management team primarily responsible for the day-to-day management of the Mid Cap Core, Small Cap Growth and Small Cap Value Portfolios. Mr. Cronje joined RSMC in July 2005. Previously, he was Director, Deputy Head of Quantitative Equity Products at Schroder Investment Management Limited from October 1999 to June 2005.

      ANDREW H. HOPKINS, CFA, CPA is an Assistant Vice President of RSMC and WTIM. Mr. Hopkins is a member of the portfolio management team primarily responsible for the day-to-day management of the Mid Cap Core, Small Cap Growth and Small Cap Value

Portfolios. Mr. Hopkins joined RSMC in 1997 as a securities analyst covering the information technology sector.

      VINCENT F. RIGHTS is an Investment Officer of RSMC and WTIM. Mr. Rights is a member of the portfolio management team primarily responsible for the day-to-day management of the Mid Cap Core, Small Cap Growth and Small Cap Value Portfolios. Mr. Rights joined RSMC in 2000 as a securities analyst.

SERVICE PROVIDERS

      The chart below provides information on the Portfolios' primary service providers.

      [INSERT CHART]

                             SHAREHOLDER INFORMATION

PRICING OF SHARES

      The price of each Portfolio's shares is based on a Portfolio's net asset value ("NAV"). The Portfolios value their assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Any assets held by a Portfolio that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Portfolio's Administrator, PFPC Inc. ("PFPC") determines the daily NAV per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities.

      Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Board of Trustees. When a Portfolio uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. This policy is intended to result in a calculation of a Portfolio's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to these procedures may not accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing.

      PFPC determines the NAV per share of each Portfolio as of the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time), on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in a Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in that Portfolio. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. Shares will only be priced on business days.

PURCHASE OF SHARES

Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment amount for each class of shares is as follows:

   Share Class                              Minimum Initial Investment
   -----------                              --------------------------
Institutional Shares                               $500,000
Investor Shares                                    $  1,000

      Additional investments in a Portfolio may be made in any amount. You may purchase shares as specified below.

      You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolios' distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolios. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

      BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Funds, indicating the name and class of the Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, each Portfolio may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

   Regular mail:                             Overnight mail:
   -------------                             ---------------
Wilmington Funds                          Wilmington Funds
c/o PFPC Inc.                             c/o PFPC Inc.
P.O.  Box 9828                            101 Sabin Street
Providence, RI 02940                      Pawtucket, RI  02860-1427

      BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to obtain an account number.

      ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. Any purchase order may be rejected if a Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders. It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to the SAI.

REDEMPTION OF SHARES

      You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Portfolio shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day (if received after 4:00 p.m. Eastern time or on a non-business day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

      REDEMPTION FEES: A redemption fee of 1.00% of the total redemption amount (calculated at market value) may be imposed if you sell your shares within 60 days (the "Holding Period") of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios (a list of which is shown under the heading "EXCHANGE OF SHARES" below). This fee is paid directly to the respective Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first, however, shares purchased through the reinvestment of dividends or capital gain distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions or exchanges for purposes of calculating the Holding Period. This fee will not apply in certain circumstances, including (i) redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts; (ii) shares redeemed (A) via a systematic withdrawal plan approved by the adviser, (B) through an automatic, nondiscretionary rebalancing or asset reallocation program approved by the adviser, (C) as part of a retirement plan participant-directed distribution, including but not limited to, death distributions, hardship withdrawals, loan withdrawals and qualified domestic relations orders, (D) as part of a retirement plan termination or restructuring, (E) to effect a transfer from one retirement plan to another retirement plan in the same Portfolio, or (F) by a Portfolio to cover various fees; or (iii) shares converted from one share class to another in the same Portfolio. See "EXCHANGE OF SHARES" for additional information regarding the exchange of shares of a Wilmington Portfolio.

      FREQUENT PURCHASES AND REDEMPTIONS: The Portfolios discourage frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position, including, primarily, the redemption fees set forth above and related exchanged fees set forth below. The Portfolios are not designed to accommodate market timing or short-term trading. Frequent trades into or out of a Portfolio in an effort to anticipate changes in market prices of that Portfolio's investment portfolio is generally referred to as "market timing". Each Portfolio reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange orders by market timers or by those persons a Portfolio or the Distributor believes are engaging in similar trading activity.

      Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Portfolio. These expenses are borne by all Portfolio shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in a Portfolio engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. Because certain of the Portfolios invest significantly in foreign securities traded on markets which close prior to when such Portfolio determines its net asset value, market timing can cause dilution in the value of such Portfolio's shares held by other shareholders. This occurs when market timers attempt to trade Portfolio shares when the net asset value of the Portfolio does reflect the value of the underlying portfolio securities. While the Portfolios have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what are believed to be the fair value of the foreign securities, they may not be accurate. See "PRICING OF SHARES" for more information. Also, because some of the Portfolios invest in small cap equity securities, which may trade less frequently than larger capitalization securities, frequent trading in such Portfolio's shares to take advantage of the market pricing inefficiency of such small cap stocks, may result in dilution in the value of Portfolio shares held by long-term investors. Short-term trading in such small cap Portfolios may also increase expenses and reduce performance due to the difficulties in buying and selling less liquid small cap stocks.

      There is no guarantee that the Portfolios or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. The ability of the Portfolios and their agents to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator, or fee-based program sponsor does not provide complete information to the Portfolios or their agents regarding underlying beneficial owners of Portfolio shares.

      BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Portfolio name, your Portfolio account number and your name. The written instructions and signature guarantee should be mailed to:

   Regular mail:                          Overnight mail:
   -------------                          ---------------
Wilmington Funds                      Wilmington Funds
c/o PFPC Inc.                         c/o PFPC Inc.
P.O.  Box 9828                        101 Sabin Street
Providence, RI 02940                  Pawtucket, RI  02860-1427

      BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However, there are risks. The Portfolios have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

      ADDITIONAL INFORMATION REGARDING REDEMPTIONS: The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day. Among the reasons for this are days where the Exchange may be closed, when an emergency exists that makes it difficult to execute portfolio transactions or by the order of the

Securities and Exchange Commission for the protection of Portfolio shareholders. Other events could cause a delay as well.

      Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. For amounts exceeding $10,000, proceeds may be mailed to your bank.

      In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

      If shares to be redeemed represent a recent investment made by check, each Portfolio reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

      SMALL ACCOUNTS: If the value of your investment in a Portfolio falls below the minimum initial investment, the Portfolio may ask you to increase your balance. If the account value is still below the minimum initial investment after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below the minimum initial investment solely as a result of a reduction in your account's market value.

      Each Portfolio reserves the right to make "redemptions in kind" - payments of redemption proceeds in portfolio securities rather than cash - if the amount redeemed is large enough to affect operations (for example, if it represents more than 1% of the Portfolio' assets).

      For additional information on other ways to redeem shares, please refer to the SAI.

EXCHANGE OF SHARES

      You may exchange all or a portion of your Institutional or Investor shares in a Portfolio for corresponding shares of the following funds ("Wilmington Portfolios"):

                                [MONEY MARKETS?]

                  Wilmington Short/Intermediate Bond Portfolio
                     Wilmington Broad Market Bond Portfolio
                       Wilmington Municipal Bond Portfolio
                     Wilmington Short-Term Income Portfolio
                       Wilmington Large Cap Core Portfolio

                      Wilmington Large Cap Growth Portfolio
                      Wilmington Large Cap Value Portfolio
                        Wilmington Mid Cap Core Portfolio
                       Wilmington Small Cap Core Portfolio
                      Wilmington Small Cap Growth Portfolio
                      Wilmington Small Cap Value Portfolio
                       Balentine International Equity Fund
                      Balentine Real Estate Securities Fund
                         Balentine Large Cap Equity Fund
                          Balentine Mid Cap Equity Fund
                         Balentine Small Cap Equity Fund

      Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

      Exchange transactions will be subject to the minimum initial investment and other requirements of the particular fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than the minimum initial investment.

      FEES ON EXCHANGES: If held for more than 60 days, there is no fee when Portfolio shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

      To obtain prospectuses for the other funds into which an exchange may be made free of charge, call (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Portfolios may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Portfolio shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

      Distributions from the net investment income, if any, of each Portfolio are declared and paid annually to you. Any net capital gain realized by a Portfolio will be distributed annually.

      Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

      As long as a Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While each Portfolio may invest in securities that earn interest exempt from Federal income tax, the Portfolios invest primarily in taxable securities. The Portfolios' distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Portfolio shares, are generally taxable to you as ordinary income. Each Portfolio will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

      The Portfolios' distributions of a net capital gain, if any, whether received in cash or reinvested in additional Portfolio shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Portfolio shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

      It is a taxable event for you if you sell or exchange shares of any Portfolio. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

      STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

      This section is only a summary of some important income tax considerations that may affect your investment in a Portfolio. Any discussion of tax matters contained in this prospectus is not intended or written to be used, and cannot be used, for the purpose of avoiding any penalties that may be imposed under the Federal tax laws. More information regarding those considerations appears in the SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                            DISTRIBUTION ARRANGEMENTS

      Professional Funds Distributor, LLC manages the Portfolios' distribution efforts, provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolios do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

RULE 12b-1 FEES

      The Investor Shares of each Portfolio have adopted a distribution plan under Rule 12b-1 that allows a Portfolio to pay a fee to the Distributor for the sale and distribution of Investor Shares. Because these fees are paid out of a Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee as a percentage of a Portfolio's average daily net assets of its Investor Shares is 0.25%.

SUB TRANSFER AGENCY FEES

      The Board of Trustees has authorized each Portfolio to pay sub-transfer agency fees to compensate shareholder service providers who maintain a service relationship with shareholders of a Portfolio. Service activities provided by service providers under this plan include: (a) answering shareholders inquiries;
(b) assisting in designating and changing dividend options, account designations and addresses; (c) establishing and maintaining shareholders accounts and records; (d) assisting in processing Portfolio share purchase, exchange and redemption transactions; (e) arranging for the wiring of funds relating to transactions in Portfolio shares; (f) transmitting and receiving funds in connection with shareholder orders to purchase, exchange or redeem shares; (g) verifying and guaranteeing shareholder signatures in connection with redemption orders, transfers among and changes in shareholder-designated accounts; (h) providing periodic statements showing a shareholder's account balances; (i) furnishing on behalf of the Portfolios' distributor periodic statements and confirmations of all purchases, exchanges and redemptions of Portfolio shares;
(j) transmitting proxy statements, annual reports, updating prospectuses and other communications from the Portfolios to shareholders; (k) receiving, tabulating and transmitting to the Portfolios proxies executed by shareholders;
(l) providing reports containing state-by-state listings of the principal residences of the beneficial owners of Portfolio shares; (m) completing all customer identification procedures in relation to the shareholders under the Portfolios' anti-money laundering program; (n) providing to shareholders all privacy notices and (o) providing other services requested by shareholders of the Portfolios' shares. The Adviser may provide services to some shareholders of the Portfolios' shares and receive a sub-transfer agency fee or may remit all or a portion of such fees to a broker or other financial institution which has contracted with the Portfolios ("Intermediaries").

ADDITIONAL PAYMENTS

      The Adviser and/or its affiliates (other than the Portfolios) may pay, out of its/their own assets, compensation to Intermediaries in connection with the sale and distribution of Portfolio shares and/or shareholder services. These payments ("Additional Payments") would be in addition to the payments by the Portfolios described in this Prospectus for distribution (Rule 12b-1) or shareholder servicing and sub-transfer agency. These Additional Payments may take the form of "due diligence" payments for an Intermediary's examination of the Portfolios and payments for providing extra employee training and information relating to the Portfolio; "listing" fees for the placement of the Portfolios on an Intermediary's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to the Portfolios; "marketing support" fees for providing assistance in promoting the sale of the Portfolios' shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Adviser and/or its affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder administration, servicing and processing fees paid by the Portfolios. The Additional Payments made by the Adviser and its affiliates may be: (A) a fixed dollar amount; (B) based on the number of customer accounts maintained by an Intermediary; (C) based on a percentage of the value of shares sold to or held by, customers of the Intermediary involved; or (D) calculated on another basis. The Additional Payments may be different for different Intermediaries.

SHARE CLASSES

      The Portfolios issue Institutional and Investor Shares. Each class of shares bears a pro rata portion of a Portfolio's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

                              FOR MORE INFORMATION

      FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE OF CHARGE UPON REQUEST:

      ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Portfolios' investments will be available in the Portfolios' annual and semi-annual reports to shareholders. These reports will contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Portfolios' performance for the most recently completed fiscal year or half-year. The annual report will also include a discussion of the market conditions and investment strategies that significantly affected a Portfolio's performance during its last fiscal year.

      STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides additional technical and legal descriptions of the Portfolios' policies, investment restrictions, risks, and business structure, including a description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio securities holdings. The information in the SAI is incorporated into this prospectus by this reference.

      Copies of these documents and answers to questions about the Portfolios may be obtained free of charge by contacting:

      WT Mutual Fund
      c/o PFPC Inc.
      101 Sabin Street
      Pawtucket, RI 02860-1427
      (800) 336-9970
      9:00 a.m. to 5:00 p.m. Eastern time

      WT Mutual Fund does not currently maintain an Internet Web site. However, reports and information about the funds (including the SAI and Annual and Semi-Annual Reports) may be viewed or downloaded, free of charge, from the EDGAR database on the SEC's Internet site at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

      FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL (800)-336-9970.

            The investment company registration number is 811-08648.

                        WILMINGTON ASSET ALLOCATION FUNDS

                     WILMINGTON ASSET ALLOCATION PORTFOLIO I
                    WILMINGTON ASSET ALLOCATION PORTFOLIO II
                    WILMINGTON ASSET ALLOCATION PORTFOLIO III

                                of WT Mutual Fund

                       Investor and Institutional Classes

                     Prospectus dated _______________, 2005

This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference. Please note that these Portfolios:

      -     are not bank deposits

      - are not obligations of or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

      -     are not federally insured

      - are not obligations of or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other governmental agency

      -     are not guaranteed to achieve their goal(s)

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS................     1

WILMINGTON ASSET ALLOCATION PORTFOLIO I...................................................     4

                  Investment Objective....................................................     4
                  Principal Investment Strategies and Asset Allocation....................     4
                  Principal Risks.........................................................     4
                  Past Performance........................................................     4
                  Fees and Expenses.......................................................     5
                  Expense Example.........................................................     6

WILMINGTON ASSET ALLOCATION PORTFOLIO II..................................................     7

                  Investment Objective....................................................     7
                  Principal Investment Strategies and Asset Allocation....................     7
                  Principal Risks.........................................................     7
                  Past Performance........................................................     7
                  Fees and Expenses.......................................................     8
                  Expense Example.........................................................     9

WILMINGTON ASSET ALLOCATION PORTFOLIO III.................................................    10

                  Investment Objective....................................................    10
                  Principal Investment Strategies and Asset Allocation....................    10
                  Principal Risks.........................................................    10
                  Past Performance........................................................    10
                  Fees and Expenses.......................................................    11
                  Expense Example.........................................................    12

INVESTMENT STRATEGIES AND RISKS OF THE UNDERLYING FUNDS...................................    13

                  Investment Strategies of the Underlying Funds...........................    13
                  Principal Risks of the Underlying Funds.................................    14

MANAGEMENT OF THE PORTFOLIOS..............................................................    18

                  Investment Adviser......................................................    18
                  Portfolio Managers......................................................    18

SHAREHOLDER INFORMATION...................................................................    19

                  Pricing of Shares.......................................................    19
                  Purchase of Shares......................................................    19
                  Redemption of Shares....................................................    21
                  Exchange of Shares......................................................    23
                  Distributions...........................................................    24
                  Taxes...................................................................    24

DISTRIBUTION ARRANGEMENTS.................................................................    26

                  Rule 12b-1 Fees.........................................................    26
                  Sub-Transfer Agency Fees................................................    26
                  Additional Payments.....................................................    27
                  Share Classes...........................................................    27

FOR MORE INFORMATION......................................................................    28

                        WILMINGTON ASSET ALLOCATION FUNDS

                     WILMINGTON ASSET ALLOCATION PORTFOLIO I
                    WILMINGTON ASSET ALLOCATION PORTFOLIO II
                    WILMINGTON ASSET ALLOCATION PORTFOLIO III

This Prospectus discusses the Wilmington Asset Allocation Portfolio I, Wilmington Asset Allocation Portfolio II and the Wilmington Asset Allocation Portfolio III (each a "Portfolio" and collectively referred to as the "Portfolios"), each a series of WT Mutual Fund, a Delaware statutory trust (the "Trust"), which is a series mutual fund with [__] different series (the "Wilmington Funds"). Each Portfolio is advised by Rodney Square Management Corporation (the "Adviser" or "RSMC") and sub-advised by Wilmington Trust Investment Management, LLC ("WTIM").

Each Portfolio is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in other Wilmington Funds (the "Underlying Funds").(1) The Underlying Funds are described and offered for direct investment in separate prospectuses. Each Fund is designed for investors with a particular time horizon or risk profile and invests in a distinct mix of Underlying Funds.

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

PRINCIPAL INVESTMENT STRATEGIES. The Adviser uses a two-stage asset allocation process to create an investment portfolio for a Portfolio. The first stage is a strategic asset allocation to determine the percentage of each Portfolio's investable assets to be invested in broad asset classes--Equity, Fixed Income and Real Estate Related Securities. The Adviser determines, monitors and may periodically adjust asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets and various segments within those markets. The following table illustrates each Portfolio's allocation among asset classes (the allocations and/or actual holdings will vary from time to time):

                                    PORTFOLIO I            PORTFOLIO II            PORTFOLIO III
                                 -----------------   ------------------------   -----------------
          Risk Profile           Aggressive/Growth   Moderate/Growth & Income   Conservative/Income
------------------------------   -----------------   ------------------------   -----------------
U.S. Equity                            ____%                  ____%                     ____%
International Equity                   ____%                  ____%                     ____%
Fixed Income                           ____%                  ____%                     ____%
Real Estate Related Securities         ____%                  ____%                     ____%

---------------
      (1) Initially, the Portfolios will invest solely in other investment companies within the Wilmington Funds investment complex, certain government securities and cash equivalents. The Securities and Exchange Commission (SEC) has proposed a rule that would allow the Portfolios to invest in underlying funds that are managed by RSMC and its affiliates or managed by an investment adviser not associated with RSMC. If such rule becomes available to the Portfolios or if the Portfolios received an exemptive order from the SEC, RSMC may invest in underlying funds that are not managed by RSMC. It is anticipated that underlying funds managed by RSMC will at all times represent a significant portion of a Portfolios investments

The second stage involves the selection of Underlying Funds to represent the equity and fixed income asset classes and the determination of weightings among the Underlying Funds for each Portfolio. A Portfolio may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. For cash management purposes each Portfolio may hold a portion of its assets in U.S. government securities, cash or cash equivalents. The Portfolio may also invest in Underlying Funds that are money market funds. The Underlying Funds use a broad array of investment styles. These funds can buy many types of equity and debt securities, among them common stocks of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage-backed and asset-backed securities and money market instruments. These securities are mainly issued by U.S. issuers but may be, to a more limited extent, issued by foreign issuers. There are certain risk factors associated with each of these securities that could affect the performance of the Underlying Funds, which could, in turn, adversely affect the performance of a Portfolio. Please see "Investment Strategies and Risks of the Underlying Funds" for a description of the principal risks associated with the Underlying Funds.

The Adviser monitors each Portfolio's holdings daily to ensure that the Underlying Funds and its actual allocations continue to conform to the Portfolio's asset class allocations over time. The Adviser may rebalance each Portfolio's investments in the Underlying Funds, as it deems appropriate, to bring the portfolio back within the asset class allocations. The Adviser may change the asset class allocations or the Underlying Funds or the weightings without prior approval from shareholders.

In anticipation or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, a Portfolio may, regardless of its normal asset class allocation, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash or cash equivalents. Under such conditions, a Portfolio may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that the Portfolio will achieve its investment objective.

PRINCIPAL RISKS. The following is a list of certain risks that may apply to your investment in a Portfolio.

      - ASSET ALLOCATION. A Portfolio's investment performance depends, in part, upon how its assets are allocated and reallocated among the Underlying Funds. There is a risk that the Adviser's evaluations and assumptions regarding a Portfolio's broad asset classes or the Underlying Funds in which a Portfolio invests may be incorrect based on actual market conditions. There is a risk that a Portfolio will vary from the intended weightings in the Underlying Funds due to factors such as market fluctuations. There can be no assurance that the Underlying Funds will achieve their investment objectives and the performance of the Underlying Funds may be lower than the asset class that they were selected to represent.

      - CONCENTRATION RISK. In connection with the asset allocation process, a Portfolio may from time to time, invest more than 25% of its assets in one

            Underlying Fund. To the extent that a Portfolio invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the Portfolio.

      - "FUND OF FUNDS" STRUCTURE AND EXPENSES. The term "fund of funds" is used to describe mutual funds, such as the Portfolios, that pursue their investment objectives by investing in other mutual funds. By investing in a Portfolio, you will indirectly bear fees and expenses charged by the Underlying Funds in which a Portfolio invests, in addition to a Portfolio's direct fees and expenses. Your cost of investing in a Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Underlying Funds may change their investment objectives or policies without the approval of a Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the Underlying Fund at a time that is unfavorable to the Portfolio. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

      - INVESTMENT IN AFFILIATED UNDERLYING FUNDS. The Adviser has the ability to select and substitute the Underlying Funds in which the Portfolio invests and may be subject to potential conflicts of interest in selecting Underlying Funds because it may receive higher fees from certain Underlying Funds than others. However, as a fiduciary to each Portfolio, the Adviser is required to act in each Portfolio's best interest when selecting Underlying Funds.

      - NOT INSURED-YOU COULD LOSE MONEY. An investment in a Portfolio is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other governmental agency.

      - It is possible to lose money by investing in a Portfolio. There is no guarantee that the stock market or the securities in which a Portfolio invests will increase in value.

      - NAV WILL FLUCTUATE. A Portfolio's share price will fluctuate in response to changes in the market value of its investments. Market value changes result from business or economic developments affecting an issuer as well as general market and economic conditions.

MORE INFORMATION. The next section of this Prospectus gives you more detailed information about the investment objective, policies, strategies, risks, performance and expenses of each of the Portfolios. Please review it carefully.

                     WILMINGTON ASSET ALLOCATION PORTFOLIO I

INVESTMENT OBJECTIVE

The Wilmington Asset Allocation Portfolio I seeks long-term capital appreciation. This investment objective may be changed without shareholder approval. There is no guarantee that the Portfolio will achieve its investment objective.

INVESTOR PROFILE

Investors with a long-term time horizon (10 to 15 years or longer) who want an aggressive asset allocation approach to investing.

PRINCIPAL INVESTMENT STRATEGIES AND ASSET ALLOCATION

The Portfolio seeks to achieve its investment objective by normally investing [approximately __% (within a range of __%-__%) of its assets in Underlying Equity Funds and approximately __% (within a range of __%-__%) of its assets in Underlying Fixed Income Funds. The Portfolio's fixed income component may include a money market component. For cash management purposes, the Portfolio may hold a portion of its assets directly in U.S. government securities, money market funds and cash or cash equivalents. The foregoing policies may be changed without shareholder approval.

Please see "Objectives, Principal Investment Strategies and Principal Risks" beginning on page 1 for a discussion of how the Adviser allocates and reallocates the Portfolio's assets among particular Underlying Funds.

PRINCIPAL RISKS

Among the principal risks of the Underlying Funds, which could adversely affect the performance of the Portfolio, are:

-        Market Risk
-        Growth Investing Risk
-        Value Investing Risk
-        Small/Mid Cap Risk
-        Foreign Company Risk
-        Real Estate Securities Risk
-        Credit Risk
-        Interest Rate Risk
-        Prepayment Risk
-        Government Obligations Risk
-        High Yield Bond Risk
-        Preferred Stock Risk
-        Liquidity Risk

Please see "Investment Strategies and Risks of the Underlying Funds" following the Portfolio summaries for a description of these principal risks and other risks associated with the Underlying Funds.

PAST PERFORMANCE

Because the Portfolio had not yet commenced operations as of the date of this Prospectus, performance information is not yet available.

                                                                     PORTFOLIO I

FEES AND EXPENSES

The table below shows the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. The expenses are shown as a percentage of its net assets.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                       Institutional   Investor
                                                                                          Shares        Shares
                                                                                          ------        ------
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)      None           None
Maximum deferred sales charge                                                             None           None
Maximum sales charge imposed on reinvested dividends (and other distributions)            None           None
Redemption fee (a)                                                                        1.00%          1.00%
Exchange fee (a)                                                                          1.00%          1.00%
Maximum Account Fee                                                                       1.00%          1.00%

-------------------
(a) Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See "REDEMPTION OF SHARES" and "EXCHANGE OF SHARES" elsewhere in this prospectus for additional information.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                         Institutional   Investor
                                                            Shares        Shares
                                                            ------        ------
Management fees                                               None          None
Distribution (Rule 12b-1) fees                                None          0.25%
Other expenses (1)                                           _____%        _____%
Total annual Portfolio operating expenses                    _____%        _____%
Waivers/Reimbursements (2)                                  (_____)%      (_____)%
Net annual Portfolio operating expenses (2)                  _____%        _____%
Estimated Underlying Funds expenses (3,4)                    _____%        _____%
Estimated net expenses and Underlying Funds expenses (5)     _____%        _____%

--------------
1 The Portfolio was not operating as of the date of this prospectus. Therefore, "Other expenses" listed in the table are based on estimates for the current fiscal year; actual expenses may vary. "Other expenses" include, among other things, fees payable for transfer agency services which are borne by each class separately. As a result, transfer agency fees and "Other expenses" may differ between the classes.

2 [The Adviser has contractually agreed to reimburse the Portfolio for "Other expenses" to the extent that "Total annual Portfolio operating expenses" exceed ____% and ____%, for Institutional Shares and Investor Shares, respectively, through _____.]

3 Underlying Funds' expense ratios have been reduced to reflect contractual expense limitations and/or reimbursements where applicable, based on such `Underlying Funds' most recent prospectuses.

4 In addition to the "Total annual Portfolio operating expenses," which the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expenses of the Underlying Funds in which the Portfolio invests. The Portfolio's estimated indirect expense from investing in the Underlying Funds, based on its expected allocations and Underlying Funds, is as shown in the table.

5 The "Estimated net expenses and Underlying Funds expenses" shown in the table are the sum of the Portfolio's "Net expenses" and "Estimated Underlying Funds expenses."

                                                                     PORTFOLIO I

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

      -     you reinvested all dividends and other distributions;

      -     the average annual return was 5%;

      - the Portfolio's assets are invested in accordance within its asset allocation ranges;

      - the Portfolio's and Underlying Fund's operating expenses (reflecting any contractual waivers or reimbursements) were charged and remained the same over the time periods; and

      -     you redeemed all of your investment at the end of each time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

           Institutional   Investor
               Shares       Shares
               ------       ------
1 Year         $____         $____
3 Years        $____         $____
5 Years        $____         $____
10 Years       $____         $____

The above example is for comparison purposes only and is not a representation of the Portfolio's actual expenses and returns, either past or future.

                    WILMINGTON ASSET ALLOCATION PORTFOLIO II

INVESTMENT OBJECTIVE

The Wilmington Asset Allocation Portfolio II seeks long-term capital appreciation with current income. This investment objective may be changed without shareholder approval. There is no guarantee that the Portfolio will achieve its investment objective.

INVESTOR PROFILE

Investors with a time horizon of 5 to 10 years and who want an asset allocation with substantial equity and fixed income components.

PRINCIPAL INVESTMENT STRATEGIES AND ASSET ALLOCATION

The Portfolio seeks to achieve its investment objective by normally investing approximately __% (within a range of __%-__%) of its assets in Underlying Equity Funds and approximately __% (within a range of __%-__%) of its assets in Underlying Fixed Income Funds. The Portfolio's fixed income component may include a money market component. For cash management purposes, the Portfolio may hold a portion of its assets directly in U.S. government securities, money market funds and cash or cash equivalents. The foregoing policies may be changed without shareholder approval.

Please see "Introduction to Investment Objectives, Principal Investment Strategies and Principal Risks" beginning on page 1 for a discussion of how the Adviser allocates and reallocates the Portfolio's assets among particular Underlying Funds.

PRINCIPAL RISKS

Among the principal risks of the Underlying Funds, which could adversely affect the performance of the Portfolio, are:

-        Market Risk
-        Growth Investing Risk
-        Value Investing Risk
-        Small/Mid Cap Risk
-        Foreign Company Risk
-        Real Estate Securities Risk
-        Credit Risk
-        Interest Rate Risk
-        Prepayment Risk
-        Government Obligations Risk
-        High Yield Bond Risk
-        Preferred Stock Risk
-        Liquidity Risk

Please see "Investment Strategies and Risks of the Underlying Funds" following the Portfolio summaries for a description of these principal risks and other risks associated with the Underlying Funds.

PAST PERFORMANCE

Because the Portfolio had not yet commenced operations as of the date of this Prospectus, performance information is not yet available.

                                                                    PORTFOLIO II

FEES AND EXPENSES

The table below shows the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The expenses are shown as a percentage of its net assets.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                      Institutional      Investor
                                                                                          Shares          Shares
                                                                                          ------          ------
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)      None             None
Maximum deferred sales charge                                                             None             None
Maximum sales charge imposed on reinvested dividends (and other distributions)            None             None
Redemption fee (a)                                                                        1.00%            1.00%
Exchange fee (a)                                                                          1.00%            1.00%
Maximum account fee                                                                       1.00%            1.00%

(a) Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See "REDEMPTION OF SHARES" and "EXCHANGE OF SHARES" elsewhere in this prospectus for additional information.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                         Institutional       Investor
                                                             Shares           Shares
                                                             ------           ------
Management fees                                                None             None
Distribution (Rule 12b-1) fees                                 None             0.25%
Other expenses (1)                                            _____%           _____%
Total annual Portfolio operating expenses                     _____%           _____%
Waivers/Reimbursements (2)                                   (_____)%         (_____)%
Net annual Portfolio operating expenses (2)                   _____%           _____%
Estimated Underlying Funds expenses (3,4)                     _____%           _____%
Estimated net expenses and Underlying Funds expenses (5)      _____%           _____%

--------------
1 The Portfolio was not operating as of the date of this prospectus. Therefore, "Other expenses" listed in the table are based on estimates for the current fiscal year; actual expenses may vary. "Other expenses" include, among other things, fees payable for transfer agency services which are borne by each class separately. As a result, transfer agency fees and "Other expenses" may differ between the classes.

[2 The Adviser has contractually agreed to reimburse the Portfolio for "Other expenses" to the extent that "Total annual Portfolio operating expenses" exceed ____% and ____%, for Institutional Shares and Investor Shares, respectively, through _____.]

3 Underlying Funds expense ratios have been reduced to reflect contractual expense limitations and/or reimbursements where applicable, based on such `Underlying funds' most recent prospectuses.

4 In addition to the "Total annual Portfolio operating expenses," which the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expenses of the Underlying Funds in which the Portfolio invests. The Portfolio's estimated indirect expense from investing in the Underlying Funds, based on its expected allocations and Underlying Funds, is as shown in the table.

5 The "Estimated net expenses and Underlying Funds expenses" shown in the table are the sum of the Portfolio's "Net expenses" and "Estimated Underlying Funds expenses."

                                                                    PORTFOLIO II

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in Shares of the Portfolio with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

      -     you reinvested all dividends and other distributions;

      -     the average annual return was 5%;

      - the Portfolio's assets are invested in accordance with its asset allocation ranges;

      - the Portfolio's and Underlying Fund's operating expenses (reflecting any contractual waivers or reimbursements) were charged and remained the same over the time periods; and

      -     you redeemed all of your investment at the end of each time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

           Institutional          Investor
               Shares              Shares
               ------              ------
1 Year          $____               $____
3 Years         $____               $____
5 Years         $____               $____
10 Years        $____               $____

The above example is for comparison purposes only and is not a representation of the Portfolio's actual expenses and returns, either past or future.

                    WILMINGTON ASSET ALLOCATION PORTFOLIO III

INVESTMENT OBJECTIVE

The Wilmington Asset Allocation Portfolio III seeks current income and preservation of capital. This investment objective may be changed without shareholder approval. There is no guarantee that the Portfolio will achieve its investment objective.

INVESTOR PROFILE

Investors with a time horizon of 3 to 5 years who want a relatively conservative asset allocation.

PRINCIPAL INVESTMENT STRATEGIES AND ASSET ALLOCATION

The Portfolio seeks to achieve its investment objective by normally investing approximately __% (within a range of __%-__%) of its assets in Underlying Fixed Income Funds and approximately __% (within a range of __%-__%) of its assets in Underlying Equity Funds. The Portfolio's fixed income component may include a money market component. For cash management purposes, the Portfolio may hold a portion of its assets directly in U.S. government securities, money market funds and cash or cash equivalents. The foregoing policies may be changed without shareholder approval.

Please see "Investment Objectives, Principal Investment Strategies and Principal Risks" beginning on Page 1 for a discussion of how the Adviser allocates and reallocates the Portfolio's assets among particular Underlying Funds.

PRINCIPAL RISKS

Among the principal risks of the Underlying Funds, which could adversely affect the performance of the Portfolio, are:

-        Credit Risk
-        Interest Rate Risk
-        Prepayment Risk
-        Government Obligations Risk
-        High Yield Bond Risk
-        Preferred Stock Risk
-        Liquidity Risk
-        Market Risk
-        Growth Investing Risk
-        Value Investing Risk
-        Small/Mid Cap Risk
-        Foreign Company Risk
-        Real Estate Securities Risk

Please see "Investment Strategies and Risks of the Underlying Funds" following the Portfolio summaries for a description of these principal risks and other risks associated with the Underlying Funds.

PAST PERFORMANCE

Because the Portfolio had not yet commenced operations as of the date of this Prospectus, performance information is not yet available.

                                                                   PORTFOLIO III

FEES AND EXPENSES

The table below shows the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. The expenses are shown as a percentage of its net assets.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                      Institutional      Investor
                                                                                          Shares          Shares
                                                                                          ------          ------
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)      None             None
Maximum deferred sales charge                                                             None             None
Maximum sales charge imposed on reinvested dividends (and other distributions)            None             None
Redemption fee (a)                                                                        1.00%            1.00%
Exchange fee (a)                                                                          1.00%            1.00%
Maximum account fee                                                                       1.00%            1.00%

---------------
(a) Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See "REDEMPTION OF SHARES" and "EXCHANGE OF SHARES" elsewhere in this prospectus for additional information.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                         Institutional       Investor
                                                             Shares           Shares
                                                             ------           ------
Management fees                                               None             None
Distribution (Rule 12b-1) fees                                None             0.25%
Other expenses (1)                                           _____%           _____%
Total annual Portfolio operating expenses                    _____%           _____%
Waivers/Reimbursements (2)                                  (_____)%         (_____)%
Net annual Portfolio operating expenses (2)                  _____%           _____%
Estimated Underlying Funds expenses (3,4)                    _____%           _____%
Estimated net expenses and Underlying Funds expenses (5)     _____%           _____%

----------------
1 The Portfolio was not operating as of the date of this prospectus. Therefore, "Other expenses" listed in the table are based on estimates for the current fiscal year; actual expenses may vary. "Other expenses" include, among other things, fees payable for transfer agency services which are borne by each class separately. As a result, transfer agency fees and "Other expenses" may differ between the classes.

[2 The Adviser has contractually agreed to reimburse the Portfolio for "Other expenses" to the extent that "Total annual Portfolio operating expenses" exceed ____% and ____%, for Institutional Shares and Investor Shares, respectively, through _____.]

3 Underlying Funds expense ratios have been reduced to reflect contractual expense limitations and/or reimbursements where applicable, based on such `Underlying funds' most recent prospectuses.

4 In addition to the "Total annual Portfolio operating expenses," which the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expenses of the Underlying Funds in which the Portfolio invests. The Portfolio's estimated indirect expense from investing in the Underlying Funds, based on its expected allocations and Underlying Funds, is as shown in the table.

5 The "Estimated net expenses and Underlying Funds expenses" shown in the table are the sum of the Portfolio's "Net expenses" and "Estimated Underlying Funds expenses."

                                                                   PORTFOLIO III

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in Shares of the Portfolio with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

      -     you reinvested all dividends and other distributions;

      -     the average annual return was 5%;

      - the Portfolio's assets are invested in accordance with its asset allocation ranges;

      - the Portfolio's and Underlying Fund's operating expenses (reflecting any contractual waivers or reimbursements) were charged and remained the same over the time periods; and

      -     you redeemed all of your investment at the end of each time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

           Institutional  Investor
               Shares      Shares
               ------      ------
1 Year         $____        $____
3 Years        $____        $____
5 Years        $____        $____
10 Years       $____        $____

The above example is for comparison purposes only and is not a representation of the Portfolio's actual expenses and returns, either past or future.

                            INVESTMENT STRATEGIES AND
                          RISKS OF THE UNDERLYING FUNDS

Information about the Portfolios' principal investment objectives, investment practices and principal risks appears at the beginning of the Prospectus. The information below describes in greater detail the investment strategies and risks pertinent to the Underlying Funds. The list of Underlying Funds may change from time to time as funds are created, cease operations or are reorganized.

Additional information about the investment practices of the Portfolios and Underlying Funds and risks pertinent to these practices is included in the Statement of Additional Information ("SAI").

INVESTMENT OBJECTIVES OF THE UNDERLYING FUNDS

The following charts summarize the investment objectives and primary investments of the Wilmington Funds that may be used as Underlying Funds in each asset category.

For a complete description of these Underlying Funds, please see the Underlying Fund prospectuses, which are available without charge by calling [_______] toll-free (____________).

UNDERLYING EQUITY FUNDS              INVESTMENT OBJECTIVE                  PRIMARY INVESTMENTS
Balentine International Equity       long-term capital appreciation        foreign stocks
Balentine Large Cap Equity           long-term capital appreciation        large cap stocks
Balentine Mid Cap Equity             long-term capital appreciation        mid cap stocks
Balentine Small Cap Equity           long-term capital appreciation        small cap stocks

UNDERLYING FIXED INCOME FUNDS        INVESTMENT OBJECTIVE                  PRIMARY INVESTMENTS
Wilmington Broad Market Bond         high total return/                    investment grade bonds
                                     high current income
Wilmington Short/Intermediate Bond   high total return/                    investment grade bonds
                                     high current income
Wilmington Short-Term Income         capital preservation                  investment grade bonds
                                     and current income

UNDERLYING REAL ESTATE FUND          INVESTMENT OBJECTIVE                  PRIMARY INVESTMENTS
Balentine Real Estate Securities     long-term capital appreciation and    REITs and real estate
                                     high current income                   related securities

UNDERLYING MONEY MARKET FUND         INVESTMENT OBJECTIVE                  PRIMARY INVESTMENTS
Wilmington Prime Money Market        capital preservation, liquidity and   money market instruments
                                     current income

In addition to purchasing the securities listed in the tables above under "Primary Investments," some or all of the Underlying Funds may to varying extents: borrow money; lend portfolio securities; enter into repurchase agreements and reverse repurchase agreements; purchase and sell securities on a when-issued or delayed delivery basis; enter into forward commitments to purchase securities; purchase and write call and put options on securities and securities indexes; enter into futures contracts, options on futures contracts and swap agreements; invest in foreign securities; and buy or sell foreign currencies and enter into forward foreign currency contracts.

These and other types of securities and investment techniques used by the Underlying Funds all have attendant risks. The Portfolios are indirectly subject to some or all of these risks to varying degrees because they invest all of their assets in the Underlying Funds. For further information concerning the investment practices of and risks associated with the Underlying Funds, please see the following section, "Principal Investment Risks of the Underlying Funds," the SAI and the Underlying Fund prospectuses.

For cash management purposes, the Underlying Funds may maintain cash reserves and money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations, and commercial paper).

Certain Underlying Funds may engage in frequent trading of portfolio securities to achieve their principal investment strategies. Such frequent trading activity may cause a greater proportion of dividends paid out by a Portfolio to be characterized as ordinary income which is taxed at a higher rate than long term capital gains which may have the effect of lowering overall performance.

ADDITIONAL UNDERLYING FUNDS

In addition to the Underlying Funds listed above, the Portfolio may invest in additional Underlying Funds, including those that may become available for investment in the future, at the discretion of the Adviser and without shareholder approval.

PRINCIPAL INVESTMENT RISKS OF THE UNDERLYING FUNDS

The following principal risks are associated with investments in the Underlying Funds and, indirectly, with your investment in a Portfolio. Each Underlying Fund may be subject to additional risks other than those described below because the types of investments made by an Underlying Fund can change over time. For a further description of the risks associated with the Underlying Funds, please see the Underlying Fund prospectuses, which are available without charge by calling [________] toll-free (_________). The summary is not intended to be exhaustive. For additional technical and legal descriptions of these risks and the securities and investment techniques used by an Underlying Fund, please refer to the SAI.

            - CREDIT RISK: The risk that the issuer of a security or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

            - CURRENCY RISK: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency therefore changes in foreign currency exchange rates can affect the net asset value of an Underlying fund.

            - DERIVATIVES RISK: Some Underlying Funds' investments may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments and each type of derivative may pose its own special risks.

            - FOREIGN COMPANY RISK. Investments in foreign companies involve risks relating to political, economic, regulatory or social instability, military action or unrest or diplomatic developments and may be affected by actions of foreign governments adverse to the interest of U.S. investors.

            - GOVERNMENT OBLIGATIONS RISK: The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government.

            - GROWTH INVESTING RISK: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.

            - HIGH YIELD BOND RISK: High yield bonds are subject to the following risks normally associated with investing in fixed income securities: credit risk, interest rate risk, leverage risk, liquidity risk and prepayment risk. However, high yield bonds (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher-quality bonds. High yield bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Successful investment in high yield bonds involves greater investment risk and is highly dependent on the investment adviser's credit analysis and market analysis. A real or perceived economic downturn or higher interest rates could cause a decline in junk bond prices by lessening the ability of bond issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than investment grade bonds. Because objective pricing data may be less available, judgment may play a greater role in the valuation process. In addition, the entire high yield bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default or changes in the market's psychology.

            - INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values. The yield earned by an Underlying Fund will vary with changes in interest rates.

            - IPO RISK: An Underlying Fund may acquire common and preferred stock of issuers in an initial public offering (IPO). Securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. An Underlying Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a small component of an Underlying Fund's portfolio as the Underlying Fund's assets increase (and thus have a more limited effect on performance).

            - LEVERAGE RISK: The risk associated with securities or practices (such as when-issued and forward commitment transactions) that multiply small market movements into larger changes in value.

            - LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

            - MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

            - MULTI-MANAGER RISK: The investment styles employed by sub-advisers of the Underlying Funds may not be complementary. The interplay of the various strategies employed by the sub-advisers may result in an Underlying Fund indirectly holding a concentration in certain types of securities, industries or sectors. This concentration may be detrimental an Underlying Fund's performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Underlying Fund's realization of capital gains.

            - OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

            - PREFERRED STOCK RISK: The value of a preferred stock is affected by interest rates, the credit quality of the issuing corporation and any call provisions. There is also the risk that the corporation issuing the preferred stock will not make the expected dividend payments.

            - PREPAYMENT RISK: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

            - REAL ESTATE SECURITIES RISK: Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company's shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates. Financial covenants related to a real estate company's leveraging may affect its ability to operate effectively. Risks may also arise where real estate companies fail to carry adequate insurance or where a real estate company may become liable for removal or other costs related to environmental contamination. In addition, an economic downturn could have a material adverse effect on the real estate markets and on the real estate companies in which an Underlying Fund invests.

                  In addition, REITs are not diversified by industry and, therefore, their value may fluctuate more widely and they may be subject to greater risks, than if they invested more broadly. Since REITs have expenses of their own, an Underlying Fund will bear a proportionate share of the expenses in addition to those expenses of such Underlying Fund.

                  In addition, real estate companies tend to be small to medium sized companies. Real estate company shares, like other smaller company shares, can be more volatile than and perform differently from, larger, more established companies. There may be less trading in a smaller company's shares, which means that buy and sell transactions in those shares could have a larger impact on the price of the shares than is the case with larger company shares.

            - SMALL CAP/MID CAP RISK: Small cap and mid cap companies may be more vulnerable than large cap companies to adverse business or economic developments. Small cap and mid cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of large cap companies and therefore may involve greater risk.

            - VALUATION RISK: The risk that an Underlying Fund has valued certain of its securities at a higher price than it can sell them.

            - VALUE INVESTING RISK: The risk that investments in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

                          MANAGEMENT OF THE PORTFOLIOS

The Board of Trustees of WT Mutual Fund (the "Trust"), the investment company of which the Portfolios are series, has oversight responsibility for the management, activities and affairs of the Trust and has approved contracts with various organizations to provide the day-to-day management required by the Trust and its shareholders.

INVESTMENT ADVISER

Rodney Square Management Corporation ("RSMC"), 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to the Portfolios and the Underlying Funds. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. As the Portfolios' investment adviser, RSMC has overall responsibility for directing their investments. Wilmington Trust Investment Management, LLC ("WTIM"), 3455 Peachtree Road, Suite 2000, Atlanta, Georgia 30326, also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, is responsible for the day-to-day management of Portfolios and also provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM.

As of September 30, 2005, RSMC had $[____ billion] in assets under management and WTIM had [$___ billion] in assets under management. The Portfolios do not directly pay an advisory fee to RSMC or WTIM. Instead, the Portfolios indirectly pay their proportionate share of the advisory and sub-advisory fees paid by the Underlying Funds.

PORTFOLIO MANAGERS

The day-to-day management of the Portfolios is the responsibility of a group of WTIM investment professionals, which determines each Portfolio's asset allocations based, in part, upon asset allocation strategy models prepared by the Investment Strategy Team. The Investment Strategy Team is comprised of investment professionals ("Portfolio Managers") at RSMC and WTIM that meet regularly to formulate the asset allocation strategy models based upon various factors, including current market and economic conditions, for use by RSMC and its affiliates in their investment management activities. The senior members of the Portfolio's management team who are jointly and primarily responsible for the Portfolios' day-to-day management are set forth below.

ROBERT E. REISER is a Vice President of RSMC and WTIM. He has been the Chief Investment Strategist at WTIM since June 2004 and Vice President of RSMC since 2003. Previously, he was Executive Vice President and Chief Investment Officer, Balentine & Company from 1999 to 2003. As Chief Investment Strategist, Mr. Reiser is responsible for overseeing Wilmington Trust's asset allocation policy, independent manager selection, evaluation of new investment opportunities and tactical portfolio rebalancing strategies.

DORSEY D. FARR is a Vice President of RSMC and WTIM. He has been Director of Asset Allocation & Portfolio Strategy at WTIM since June 2004. Previously, he was Vice President and Senior Economist, WTIM from 2000 to 2004. Mr. Farr is responsible for overseeing

Wilmington Trust's asset allocation policy and tactical portfolio rebalancing strategies. His responsibilities also include style rebalancing (value vs. growth) and the portfolio construction process (i.e., the allocation among managers within a fund).

R. SAMUEL FRAUNDORF has been Vice President and Director of Manager Research at Wilmington Trust Company, RSMC, and WTIM since 2004. Previously, he was Senior Manager, KPMG Investment Advisors from 1999 to 2004. Mr. Fraundorf is responsible for overseeing Wilmington Trust's investment manager selection process, including manager searches, due diligence processes and implementation strategies to either include or remove these managers. His responsibilities also include research on the portfolio construction process (i.e., the allocation among managers within a fund).

The Portfolios' SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by each of the Portfolio Managers and the Portfolio Managers' ownership of securities in the Portfolios.

                             SHAREHOLDER INFORMATION

PRICING OF PORTFOLIO SHARES

The price of each Portfolio's shares is based on each Portfolio's net asset value ("NAV"). The Portfolios value their assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. With respect to any portion of a Portfolio's assets that is invested in one or more Underlying Funds, a Portfolio's NAV is calculated based upon the NAVs of those Underlying Funds. (Please refer to the Underlying Funds' prospectuses for a description of how securities of the Underlying Funds are valued.) Any assets held by a Portfolio that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Portfolios' Administrator, PFPC Inc. ("PFPC") determines the daily NAV per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities.

Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Board of Trustees. When a Portfolio uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. A Portfolio may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Portfolio prices its shares. Significant events may include (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict or (iv) significant domestic or foreign market fluctuations. The Portfolios' policy is intended to result in a calculation of a Portfolio's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Portfolio's procedures may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. In addition, foreign securities held by a Portfolio may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Portfolios cannot be bought or sold.

PFPC determines the NAV per share of the Portfolios as of the close of regular trading on the New York Stock Exchange ("Exchange") (currently 4:00 p.m. Eastern time) on each business day ( i.e., a day that the Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in a Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in the Portfolio. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. Shares will only be priced on business days.

PURCHASE OF SHARES

Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment amount for each class of shares is as follows:

     Share Class       Minimum Initial Investment
     -----------       --------------------------
Institutional Shares        $  500,000
Investor Shares             $    1,000

Additional investments in a Portfolio may be made in any amount. You may purchase shares as specified below.

You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolios' distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment. If you wish to purchase shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Portfolios, indicating the name and class of a Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your account number. When you make purchases by check, a Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

          Regular mail:                  Overnight mail:
          -------------                  ---------------
[Asset Allocation Portfolios]   [Asset Allocation Portfolios]
c/o PFPC Inc.                   c/o PFPC Inc.
P.O. Box 9828                   101 Sabin Street
Providence, RI 02940            Pawtucket, RI 02860-1427

BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire and, if making an initial purchase, to obtain an account number.

ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.

Any purchase order may be rejected if a Portfolio determines that accepting the order would not be in its or its shareholders best interest.

It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

You may sell (redeem) your shares on any business day. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day if received after 4:00 p.m. Eastern time or on a non-business day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests. [in kind? Item 6(c)(3)]

REDEMPTION FEES: A redemption fee of 1.00% of the total redemption amount (calculated at market value) may be imposed if you sell your shares within 60 days (the "Holding Period") of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios (a list of which is shown under the heading "EXCHANGE OF SHARES" below). This fee is paid directly to the respective Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first, however, shares purchased through the reinvestment of dividends or capital gain distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions or exchanges for purposes of calculating the Holding Period. This fee will not apply in certain circumstances, including (i) redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts; (ii) shares redeemed (A) via a systematic withdrawal plan approved by the Adviser, (B) through an automatic, nondiscretionary rebalancing or asset reallocation program approved by the Adviser, (C) as part of a retirement plan participant-directed distribution, including but not limited to, death distributions, hardship withdrawals, loan withdrawals and qualified domestic relations orders, (D) as part of a retirement plan termination or restructuring, (E) to effect a transfer from one retirement plan to another retirement plan in the same Portfolio or (F) by a Portfolio to cover various fees; or (iii) shares converted from one share class to another in the same Portfolio. See "EXCHANGE OF SHARES" for additional information regarding the exchange of shares of a Wilmington Portfolio.

FREQUENT PURCHASES AND REDEMPTIONS: The Portfolios discourage frequent purchases and redemptions and the Board of Trustees has adopted policies and procedures consistent with such position. Primarily, the redemption fees set forth above and the fees on exchange set forth below. The Portfolios are not designed to accommodate market timing or short-term trading. Frequent trades into or out of a Portfolio in an effort to anticipate changes in market prices of that Portfolio's investment portfolio is generally referred to as "market timing". Each Portfolio reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange orders by market timers or by those persons a Portfolio or the Distributor believes are engaging in similar trading activity.

Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Portfolio. These expenses are borne by all Portfolio shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in a Portfolio engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. Because certain of the Underlying Funds invest significantly in foreign securities traded on markets which close prior to when such Underlying Fund determines its net asset value, market timing can cause dilution in the value of such Underlying Fund's shares held by other shareholders, including the Portfolio. This occurs when market timers attempt to trade shares of the Underlying Fund when the net asset value of the Underlying Fund does reflect the value of the underlying portfolio securities. While each of the Underlying Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what are believed to be the fair value of the foreign securities, they may not be accurate. See "PRICING OF SHARES" for more information. Also, because some of the Underlying Funds invest in small cap equity securities, which may trade less frequently than larger capitalization securities, frequent trading in such Underlying Fund's shares to take advantage of the market pricing inefficiency of such small cap stocks, may result in dilution in the value of the Underlying Funds shares held by long-term investors. Short-term trading in such small cap Underlying Funds may also increase expenses and reduce performance due to the difficulties in buying and selling less liquid small cap stocks.

There is no guarantee that the Portfolios, the Underlying Funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity or, if it is detected, to prevent its recurrence. The ability of the Portfolios, the Underlying Funds and their agents to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor does not provide complete information to the Portfolios, the Underlying Funds or their agents regarding underlying beneficial owners of each of their shares.

BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Portfolio name, your account number, your printed name and your signature and should be mailed with your signature guarantee to:

          Regular mail:                Overnight mail:
          -------------                ---------------
[Asset Allocation Portfolios]   [Asset Allocation Portfolios]
c/o PFPC Inc.                   c/o PFPC Inc.
P.O. Box 9828                   101 Sabin Street
Providence, RI 02940            Pawtucket, RI 02860-1427

BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so, however there are risks. The Portfolios have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine in order to mitigate the risk of fraudulent acts. If such safeguards and procedures are followed, you will bear the risk of any losses.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount exceeds $1,000. The receiving bank may charge a fee for this service. For amounts exceeding $10,000, proceeds may be mailed to your bank.

In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds shares.

If shares to be redeemed represent a recent investment made by check, the Portfolios reserve the right to withhold the redemption proceeds until they believe that the check has been collected (which could take up to 10 days).

SMALL ACCOUNTS:

If the value of your investment in a Portfolio falls below the minimum initial investment, you may be asked to increase your balance. If the account value is still below minimum initial investment after 60 days, your account may be closed and your proceeds sent to you. Your account will not be closed if it falls below the minimum initial investment solely as a result of a reduction in your account's market value.

For additional information on other ways to redeem shares, please refer to the Portfolios' SAI.

EXCHANGE OF SHARES

You may exchange all or a portion of your Institutional or Investor shares in a Portfolio for corresponding shares of the following funds ("Wilmington Portfolios"):

[INSERT FUNDS/ALL FUNDS OR ASSET ALLOCATION ONLY]

Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $__ for Institutional Shares or $___ for Investor Shares.

FEES ON EXCHANGES: If held for more than 60 days, there is no fee when shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "REDEMPTION OF SHARES" for additional information regarding redemptions and this fee.

To obtain prospectuses of the other Wilmington Portfolios free of charge, call
(800) 336-9970. To obtain more information about exchanges or to place exchange orders, contact the transfer agent or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Portfolios may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

Distributions from the net investment income, if any, of a Portfolio are declared and paid quarterly to you. Any net capital gain realized by a Portfolio will be distributed annually.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

As long as a Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While a Portfolio may invest in securities that earn interest exempt from Federal income tax, the Portfolios invest primarily in taxable securities. Distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional shares, are generally taxable to you as ordinary income. You will be notified following the end of the calendar year of the amount of dividends and other distributions paid that year.

Distributions of a net capital gain, if any, whether received in cash or reinvested in additional shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

It is a taxable event for you if you sell or exchange shares of any Portfolio. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in a Portfolio. Any discussion of tax matters contained in this prospectus is not intended or written to be used and cannot be used, for the purpose of avoiding any penalties that may be imposed under the Federal tax laws. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                            DISTRIBUTION ARRANGEMENTS

Professional Funds Distributor, LLC ("Distributor") manages the Portfolios' distribution efforts, and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolios do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

RULE 12B-1 FEES

The Investor Shares of each Portfolio have adopted a distribution plan under Rule 12b-1 that allows a Portfolio to pay a fee to the Distributor for the sale and distribution of Investor Shares. Because these fees are paid out of a Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee as a percentage of a Portfolio's average daily net assets of its Investor Shares is 0.25%.

SUB-TRANSFER AGENCY FEES

The Board of Trustees has authorized each Portfolio to pay sub-transfer agency fees to compensate shareholder service providers who maintain a service relationship with shareholders of a Portfolio. Service activities provided by service providers under this plan include: (a) answering shareholders inquiries;
(b) assisting in designating and changing dividend options, account designations and addresses; (c) establishing and maintaining shareholders accounts and records; (d) assisting in processing Portfolio share purchase, exchange and redemption transactions; (e) arranging for the wiring of funds relating to transactions in Portfolio shares; (f) transmitting and receiving funds in connection with shareholder orders to purchase, exchange or redeem shares; (g) verifying and guaranteeing shareholder signatures in connection with redemption orders, transfers among and changes in shareholder-designated accounts; (h) providing periodic statements showing a shareholder's account balances; (i) furnishing on behalf of the Portfolios' distributor periodic statements and confirmations of all purchases, exchanges and redemptions of Portfolio shares;
(j) transmitting proxy statements, annual reports, updating prospectuses and other communications from the Portfolios to shareholders; (k) receiving, tabulating and transmitting to the Portfolios proxies executed by shareholders;
(l) providing reports containing state-by-state listings of the principal residences of the beneficial owners of Portfolio shares; (m) completing all customer identification procedures in relation to the shareholders under the Portfolios' anti-money laundering program; (n) providing to shareholders all privacy notices and (o) providing other services requested by shareholders of the Portfolios' shares. The Adviser may provide services to some shareholders of the Portfolios' shares and receive a sub-transfer agency fee or may remit all or a portion of such fees to a broker or other financial institution which has contracted with the Portfolios ("Intermediaries").

ADDITIONAL PAYMENTS

The Adviser and/or its affiliates (other than the Portfolios) may pay, out of its/their own assets, compensation to Intermediaries in connection with the sale and distribution of Portfolio shares and/or shareholder services. These payments ("Additional Payments") would be in addition to the payments by the Portfolios described in this Prospectus for distribution (Rule 12b-1) and sub-transfer agency. These Additional Payments may take the form of "due diligence" payments for an Intermediary's examination of the Portfolios and payments for providing extra employee training and information relating to the Portfolio; "listing" fees for the placement of the Portfolios on an Intermediary's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to the Portfolios; "marketing support" fees for providing assistance in promoting the sale of the Portfolios' shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Adviser and/or its affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder administration, servicing and processing fees paid by the Portfolios. The Additional Payments made by the Adviser and its affiliates may be: (A) a fixed dollar amount; (B) based on the number of customer accounts maintained by an Intermediary; (C) based on a percentage of the value of shares sold to or held by, customers of the Intermediary involved; or (D) calculated on another basis. The Additional Payments may be different for different Intermediaries.

SHARE CLASSES

The Portfolios issue Institutional and Investor Shares. Each class of shares bears a pro rata portion of a Portfolio's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

                              FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE OF CHARGE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. These reports will contain performance data and information on the Portfolios' holdings and operating results for the most recently completed fiscal year or half-year. The annual report will also include a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION: The SAI provides additional technical and legal descriptions of the Portfolios' policies, investment restrictions, risks and business structure, including a description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio securities holdings. The information in the SAI is incorporated into this prospectus by this reference.

Copies of these documents, when available, and answers to questions about the Portfolios may be obtained free of charge by contacting:

        WT Mutual Fund
        c/o PFPC Inc.
        101 Sabin Street
        Pawtucket, RI 02860-1427
        (800) 336-9970
        9:00 a.m. to 5:00 p.m. Eastern time

WT Mutual Fund does not currently have an Internet web site. However, reports and information about the Portfolios (including the SAI and Annual and Semi-Annual Reports) may be viewed or downloaded, free of charge, from the EDGAR database on the SEC's Internet site at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES OR OTHER INVESTOR SERVICES, PLEASE CALL (800)-336-9970.

The investment company registration number for WT Mutual Fund is 811-08648.

                     WILMINGTON GLOBAL EQUITY ETF PORTFOLIO

                                OF WT MUTUAL FUND

                       INVESTOR AND INSTITUTIONAL CLASSES

                     PROSPECTUS DATED _______________, 2005

This prospectus gives vital information about this mutual fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference. Please note that this Portfolio:

      -     is not a bank deposit

      - is not an obligation, of or guaranteed or endorsed by, Wilmington Trust Company or any of its affiliates

      -     is not federally insured

      - is not an obligation of or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other governmental agency

      -     is not guaranteed to achieve its goal

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               TABLE OF CONTENTS

PORTFOLIO DESCRIPTION...........................................................        1
   Summary......................................................................        1
   Past Performance.............................................................        4
   Fees and Expenses............................................................        5
   Expense Example..............................................................        6
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS.......        7
   Investment Objective.........................................................        7
   Principal Investment Strategies..............................................        7
INVESTMENT STRATEGIES AND RISKS OF THE UNDERLYING ETFS..........................        9
   Investment Strategies of the Underlying ETFs.................................        9
   Additional Underlying ETFs...................................................       10
   Principal Investment Risks of the Underlying ETFs............................       10
MANAGEMENT OF THE PORTFOLIOS....................................................       17
   Investment Adviser...........................................................       17
   Portfolio Managers...........................................................       17
SHAREHOLDER INFORMATION.........................................................       19
   Pricing of Portfolio Shares..................................................       19
   Purchase of Shares...........................................................       19
   Redemption Of Shares.........................................................       21
   Exchange Of Shares...........................................................       23
   Distributions................................................................       24
   Taxes........................................................................       24
DISTRIBUTION ARRANGEMENTS.......................................................       26
   Rule 12b-1 Fees..............................................................       26
   Sub Transfer Agency Fees.....................................................       26
   Additional Payments..........................................................       27
   Share Classes................................................................       27
FOR MORE INFORMATION............................................................       28

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                     WILMINGTON GLOBAL EQUITY ETF PORTFOLIO

                        INVESTOR AND INSTITUTIONAL SHARES

                              PORTFOLIO DESCRIPTION

SUMMARY

Investment Objective         The WILMINGTON GLOBAL EQUITY ETF PORTFOLIO seeks
                             long-term capital appreciation.

Investment Focus             The Portfolio will primarily invest in Exchange
                             Traded Funds or "ETFs."

                             ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Generally, ETFs seek to track a specified securities index or a basket of securities that an "index provider" (such as Standard & Poor, Russell or MSCI) selects as representative of a market, market segment, industry sector, country or geographic region. An ETF portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, ETFs are designed so that its performance will correspond closely with that of the index it tracks.

Share Price Volatility       High

Principal Investment         Under normal market conditions, the Portfolio will
Strategies                   invest at least 80% of its assets in exchange
                             traded securities of other investment companies
                             ("exchange traded funds" or "ETFs"). The Portfolio is advised by Rodney Square Management Corporation
                             (the "Adviser" or "RSMC") and sub-advised by Wilmington Trust Investment Management, LLC
                             ("WTIM"). The Portfolio invests its assets in ETFs in accordance with weightings determined by RSMC and WTIM .

                             The Portfolio's assets will be allocated among several asset classes, including small and large cap U.S. equity, international equity in emerging and developed markets and real estate related securities. Please see "Investment Objective, Principal Investment Strategies and Principal Risks" beginning on page __ for a discussion of how the Adviser allocates and reallocates the Portfolio's assets among particular ETFs.

Principal Risks              The following is a list of certain risks that may
                             apply to your
                             investment in the Portfolio.

                             - ASSET ALLOCATION. The Portfolio's investment performance depends, in part, upon how its assets are allocated and reallocated among ETFs. There is a risk that the Adviser's evaluations and assumptions regarding the Portfolio's asset classes or the ETFs in which the Portfolio invests may be incorrect based on actual market conditions. There is a risk that the Portfolio will vary from the intended weightings in ETFs due to factors such as market fluctuations. There can be no assurance that the ETFs in which the Portfolio invests will achieve their investment objectives and the performance of these ETFs may be lower than the asset class that they were selected to represent.

                             - CONCENTRATION RISK. In connection with the asset allocation process, the Portfolio may from time to time, invest more than 25% of its assets in one ETF. To the extent that the Portfolio invests a significant portion of its assets in a single ETF, it will be particularly sensitive to the risks associated with that ETF and changes in the value of that ETF may have a significant effect on the net asset value of the Portfolio.

                             - INVESTMENTS IN OTHER INVESTMENT COMPANIES AND EXPENSES. The Portfolio invests a substantial portion of its assets in ETFs which are registered investment companies. By investing in the Portfolio, you will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio's direct fees and expenses. Your cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The underlying ETFs may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the underlying ETF at a time that is unfavorable to the Portfolio. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

                             - NON-DIVERSIFICATION RISK: The Portfolio is a non-diversified investment company which means that the Portfolio may invest most of its assets in securities issued by, or representing, a small number of companies. As a result, the Portfolio may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

                             -     NOT INSURED-YOU COULD LOSE MONEY. An
                                   investment in the Portfolio is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other governmental agency.

                                   It is possible to lose money by investing in the Portfolio. There is no guarantee that the stock market or the securities in which the Portfolio invests will increase in value.

                             - NAV WILL FLUCTUATE. The Portfolio's share price will fluctuate in response to changes in the market value of its investments. Market value changes result from business or economic developments affecting an issuer as well as general market and economic conditions.

                             - RISKS OF ETFS. Among the principal risks of the underlying ETFs, which could adversely affect the performance of the Portfolio, are:

                                   -      Asset Class Risk

                                   -      Concentration Risk

                                   -      Credit Risk

                                   -      Currency Risk

                                   -      Derivatives Risk

                                   -      Emerging Market Risk

                                   -      Foreign Security Risk

                                   -      Government Obligations Risk

                                   -      High Yield Bond Risk

                                   -      Interest Rate Risk

                                   -      IPO Risk

                                   -      Lack of Governmental Insurance or
                                          Guarantee

                                   -      Leverage Risk

                                   -      Liquidity Risk

                                   -      Management Risk

                                   -      Market Risk

                                   -      Market Trading Risks

                                   -      Non-Diversification Risk

                                   -      Opportunity Risk

                                   -      Passive Investment Risk

                                   -      Preferred Stock Risk

                                   -      Prepayment Risk

                                   -      Real Estate Securities Risk

                                   -      Small Company Risk

                                   -      Tracking Error Risk

                                   -      Trading Risk

                                   -      Valuation Risk

                                   Please see "Investment Strategies and Risks of ETFs" on page __ for a description of these principal risks and other risks associated with the Underlying ETFs.

Investor Profile Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

PAST PERFORMANCE

Because the Portfolio had not yet commenced operations as of the date of this Prospectus, no performance figures are yet available.

FEES AND EXPENSES

The table below shows the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The expenses are shown as a percentage of its net assets.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                         Institutional      Investor
                                                                                             Shares          Shares
                                                                                         ---------------    ----------
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)          None            None
Maximum deferred sales charge                                                                 None            None
Maximum sales charge imposed on reinvested dividends (and other distributions)                None            None
Redemption fee (a)                                                                            1.00%           1.00%
Exchange fee (a)                                                                              1.00%           1.00%
Maximum account fee                                                                           1.00%           1.00%

----------
(a) Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See "REDEMPTION OF SHARES" and "EXCHANGE OF SHARES" elsewhere in this prospectus for additional information.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                                                     Institutional       Investor
                                                                                         Shares           Shares
                                                                                     -------------       -------
Management fees                                                                           0.50%             0.50%
Distribution (Rule 12b-1) fees                                                            None              0.25%
Other expenses (1)                                                                       _____%            _____%
Total annual Portfolio operating expenses                                                _____%            _____%
Waivers/Reimbursements                                                                  (_____)%          (_____)%
Net annual Portfolio operating expenses (2)                                              _____%            _____%

1 The Portfolio was not operational as of the date of this prospectus. Therefore, "Other expenses" listed in the table are based on estimates for the current fiscal year; actual expenses may vary. "Other expenses" include, among other things, fees payable for transfer agency services, which are borne by each class separately. As a result, transfer agency fees and "Other expenses" may differ between the classes. Certain expenses, including custodian expenses, transfer agency fees, director or trustee fees, and professional fees, are incurred by both the Portfolio and ETFs in which the Portfolio invests. The Portfolio will indirectly pay a portion of the expenses of the ETFs in which the Portfolio invests. "Other expenses" do not include these expenses, which range from __% to __% annually, as a percentage of such ETFs' average daily net assets. The Portfolio's estimated indirect expense from investing in ETFs, based on its expected allocations, is __%.

2 [The Adviser has contractually agreed to reimburse the Portfolio for other expenses to the extent that "Total annual Portfolio operating expenses" exceed ____% and ____%, for Institutional Shares and Investor Shares, respectively, through _____.]

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

       -      you reinvested all dividends and other distributions;

       -      the average annual return was 5%;

       - the Portfolio's operating expenses (reflecting any contractual waivers or reimbursements) were charged and remained the same over the time periods. (Fees and expenses paid by the underlying ETFs are not included.); and

       - you redeemed all of your investment at the end of each time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                           Institutional          Investor
                                               Shares              Shares
                                           -------------          --------
1 Year                                         $____                $____
3 Years                                        $____                $____

The above example is for comparison purposes only and is not a representation of the Portfolio's actual expenses and returns, either past or future.

              INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES
                              AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE

The Wilmington Global Equity ETF Portfolio seeks long-term capital appreciation. This investment objective may be changed without shareholder approval. There is no guarantee that the Portfolio will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio will invest at least 80% of its assets in exchange traded securities of other investment companies ("exchange traded funds" or "ETFs"). The Portfolio invests its assets in ETFs in accordance with weightings determined by the investment adviser. This 80% policy may be changed without shareholder approval upon 60 days written notice to shareholders.

The Adviser believes that investments in ETFs provide the Portfolio with a cost-effective means of creating a portfolio that provides investors with exposure to a broad range of U.S. and non-U.S. equity securities. The ETFs in which the Portfolio may invest are referred to herein as the "Underlying ETFs."

The Portfolio's sub-adviser uses a two-stage asset allocation process to create an investment portfolio of ETFs for the Portfolio. The first stage is a strategic asset allocation to determine the percentage of the Portfolio's investable assets to be invested in specific equity asset classes based on market (U.S./international), market capitalization (large cap/small cap), style (growth/value), or industry (real estate). The Adviser determines, monitors and may periodically adjust asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets and various segments within those markets. The following table illustrates the Portfolio's allocation among asset classes (the allocations and/or actual holdings will vary from time to time):

U.S. EQUITY                                                                  ___%
                           Large Cap Growth                     ___%
                           Large Cap Value                      ___%
                           Small Cap Growth                     ___%
                           Small Cap Value                      ___%
                           REITS/Real Estate Industry           ___%
INTERNATIONAL EQUITY                                                         ___%
                           Developed Markets                    ___%
                           Emerging Markets                     ___%

The second stage involves the selection of Underlying ETFs to represent the asset classes and the determination of weightings among the Underlying ETFs for the Portfolio. The Portfolio may invest in any or all of the Underlying ETFs within an asset class, but will not normally invest in every Underlying ETF at one time. For cash management purposes, the Portfolio may hold a portion of its assets in U.S. government securities, cash or cash equivalents. The Portfolio may also invest in money market portfolios that are series of WT Mutual Fund.
There are certain risk factors associated with each of these securities that could affect the performance of the Underlying ETFs, which could, in turn, adversely affect the performance of the Portfolio. Please see "Investment Strategies and Risks of the Underlying ETFs" for a description of the principal risks associated with the Underlying ETFs.

The Adviser monitors the Portfolio's holdings daily to ensure that the Underlying ETFs and the Portfolio's actual allocations continue to conform to the Portfolio's asset allocations over time. The Adviser may rebalance the Portfolio's investments in the Underlying ETFs, as it deems appropriate to bring the portfolio back within the asset allocations. The Adviser may change the asset allocations or the Underlying ETFs or the allocation weightings without prior approval from shareholders.

While the primary focus of Portfolio is the allocation of its assets among ETFs, the Portfolio may, subject to its policy to invest 80% of its assets in ETFs, invest in equity and fixed income securities and other types of securities when the Adviser believes they offer more attractive opportunities. Accordingly, the Portfolio may hold positions in common stocks of domestic and foreign companies and corporate and/or government bonds from time to time. In addition, the Portfolio may invest in derivatives investments, such as future contracts, forward contracts, option contracts, swap agreements, and options on future contracts. The Portfolio's investment in these types of securities are subject to: market risk; foreign security risk; derivatives risk; small company risk; currency risk; emerging market risk; real estate securities risk; trading risk ; lack of governmental insurance or guarantee. These risks are described below under "Principal Risks of Underlying ETFs."

LIMITATIONS ON INVESTING IN OTHER INVESTMENT COMPANIES. Generally, under the Investment Company Act of 1940, as amended (the "1940 Act"), no Portfolio may acquire shares of another investment company (including Underlying ETFs and other registered investment companies) (i) if, immediately after such acquisition, such Portfolio and its affiliated persons would hold more than 3% of an Underlying ETF's or other investment company's total outstanding shares,
(ii) if such Portfolio's investment in securities of an Underlying ETF or other investment company would be more than 5% of the value of the total assets of the Portfolio, or (iii) if more than 10% of its total assets in investment companies, including the Underlying ETFs. The Securities and Exchange Commission (the "SEC") has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Portfolio) in excess of these limits. The Portfolio's ability to invest in Underlying ETFs will be severely constrained unless the Underlying ETFs have received such an order from the SEC and the Underlying ETF and the Portfolio take appropriate steps to comply with certain terms and conditions in such order.

The SEC has issued such an exemptive order to [iShares, [INSERT other ETFS if applicable], which permits investment companies, including the Portfolio, to invest in the Underlying ETFs beyond the limitations in the 1940 Act, subject to certain terms and conditions, including that such investment companies enter into an agreement with the Underlying ETFs before investing in them in excess of the 1940 Act's limitations. To the extent other ETFs obtain similar exemptive relief from the SEC, the Portfolio may seek to qualify to invest in such other ETFs in excess of the limitations set forth in the 1940 Act. If such relief is granted by the SEC, the

Portfolio may invest up to 25% of its assets in any one Underlying ETF, subject to certain terms and conditions to be contained in the order granting such relief.

To the extent the limitations of the 1940 Act apply to certain Underlying ETFs, such limitations may prevent the Portfolio from allocating its investments in the manner that the Adviser considers optimal, or cause the Adviser to select a similar index or sector-based mutual fund or other investment company ("Other Investment Companies"), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers) ("Stock Baskets") as an alternative. The Portfolio may also invest in Other Investment Companies or Stock Baskets when the Adviser believes they represent more attractive opportunities than similar Underlying ETFs.

Each Portfolio invests a substantial portion of its assets in the Underlying ETFs. Accordingly, each Fund's performance depends upon a favorable allocation among the Underlying ETFs as well as the ability of the Underlying ETFs to generate favorable performance. The Underlying ETFs in which the Portfolio may invest are as follows:

[INSERT ETFS]

In anticipation or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may, regardless of its normal asset class allocation, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash or cash equivalents. Under such conditions, the Portfolio may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that the Portfolio will achieve its investment objective.

             INVESTMENT STRATEGIES AND RISKS OF THE UNDERLYING ETFS

Information about the Portfolio's principal investments, investment practices and principal risks appear above. The information below describes in greater detail the investment strategies and risks pertinent to the Underlying ETFs. The list of Underlying ETFs may change from time to time at the Adviser's discretion.

INVESTMENT STRATEGIES OF THE UNDERLYING ETFS

The following chart identifies the index and summarizes the primary investments of the listed ETFs, which may be used as Underlying ETFs in each asset category.

                             UNDERLYING ETF/TRACKING
ASSET CATEGORY                     INDEX                     PRIMARY INVESTMENTS
--------------                     -----                     -------------------
________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________

The Underlying ETFs are also known as "iShares(R)"(1) which are series of iShares Trust and iShares, Inc., each of which files financial and other information with the SEC. Such information is available at www.sec.gov.(2) No representation or warranty is hereby made as to the accuracy or completeness of any such information.

In addition to purchasing the securities listed in the table above under "Primary Investments," some or all of the Underlying ETFs may to varying extents: borrow money; lend portfolio securities; enter into repurchase agreements and reverse repurchase agreements; purchase and sell securities on a when-issued or delayed delivery basis; enter into forward commitments to purchase securities; purchase and write call and put options on securities and securities indexes; enter into futures contracts, options on futures contracts and swap agreements; invest in foreign securities; and buy or sell foreign currencies and enter into forward foreign currency contracts. These and other types of securities and investment techniques used by the Underlying ETFs all have attendant risks. The Portfolio is indirectly subject to some or all of these risks to varying degrees because it normally invests a substantial portion of its assets in Underlying ETFs. For further information concerning the investment practices of and risks associated with the Underlying ETFs, please see "Principal Investment Risks of the Underlying ETFs" below,' and the SAI.

ADDITIONAL UNDERLYING ETFS

In addition to the Underlying ETFs listed above, the Portfolio may invest in additional Underlying ETFs, including those that may become available for investment in the future, at the discretion of the Adviser and without shareholder approval.

PRINCIPAL INVESTMENT RISKS OF THE UNDERLYING ETFS

The following principal risks are associated with investments in the Underlying ETFs and, indirectly, with your investment in the Portfolio. Each Underlying ETF may be subject to additional risks other than those described below because the types of investments made by an Underlying ETF can change over time. The summary is not intended to be exhaustive. For additional technical and legal descriptions of these risks and the securities and investment techniques used by an Underlying ETF, please refer to the SAI.

       - ASSET CLASS RISK: The returns from the types of securities in which an ETF invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go

--------------

       (1) iShares is a registered mark of Barclays Global Investors, N.A. ("BGI"). The Portfolio is not sponsored, endorsed, sold, or promoted by BGI. BGI makes no representations or warranties to the shareholders of the Portfolio or any member of the public regarding the advisability of investing in the Portfolio. BGI has no obligation or liability in connection with the operation, marketing, trading or sale of the Portfolio.

       (2) The reference to the SEC's website is an inactive textual reference and information contained in, or otherwise accessible through, this website does not form a part of the this Prospectus or the Series' statement of additional information.

              through cycles of out-performance and underperformance in comparison to the general securities markets.

       - CONCENTRATION RISK: If the underlying index of an ETF concentrates in a particular industry, group of industries or sector, that ETF may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, an ETF that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

       - CREDIT RISK: The risk that the issuer of a security or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

       - CURRENCY RISK: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency therefore changes in foreign currency exchange rates can affect the net asset value of a fund. Because each ETF's NAV is determined on the basis of U.S. dollars, the Fund may lose money by investing in an ETF if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the ETF's holdings goes up.

       - DERIVATIVES RISK: A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each ETF may invest in stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus an ETF's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

       - EMERGING MARKET RISK: Some foreign markets in which ETF invest are considered to be emerging markets. Investment in these emerging markets subjects an ETF to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market. The following ETFs invest in emerging markets: [the iShares MSCI Brazil Index, iShares MSCI Emerging Markets Index, iShares MSCI Malaysia Index, iShares MSCI Mexico Index, iShares MSCI South Africa Index, iShares MSCI South Korea Index and iShares MSCI Taiwan Index Funds.]

       - FOREIGN SECURITY RISK: Certain ETFs invest entirely within the equity markets of a single country or region. These markets are subject to special risks associated with foreign investment including, but not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets; less publicly available information about issuers; the imposition of taxes; higher transaction and custody costs; settlement delays and risk of loss; difficulties in enforcing contracts; less liquidity and smaller market capitalizations; lesser regulation of securities markets; different accounting and disclosure standards; governmental interference; higher inflation; social, economic and political uncertainties; the risk of expropriation of assets; and the risk of war.

       - GOVERNMENT OBLIGATIONS RISK: The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government.

       - HIGH YIELD BOND RISK: High yield bonds are subject to the following risks normally associated with investing in fixed income securities: credit risk, interest rate risk, leverage risk, liquidity risk and prepayment risk. However, high yield bonds (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher-quality bonds. High yield bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Successful investment in high yield bonds involves greater investment risk and is highly dependent on the investment adviser's credit analysis and market analysis. A real or perceived economic downturn or higher interest rates could cause a decline in junk bond prices by lessening the ability of bond issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than investment grade bonds. Because objective pricing data may be less available, judgment may play a greater role in the valuation process. In addition, the entire high yield bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default or changes in the market's psychology.

       - INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values. The yield earned by an Underlying ETF will vary with changes in interest rates.

       - IPO RISK: An Underlying ETF may acquire common and preferred stock of issuers in an initial public offering (IPO). Securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. An Underlying ETF may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a small component of an Underlying ETF's portfolio as the Underlying ETF's assets increase (and thus have a more limited effect on performance).

       - LACK OF GOVERNMENTAL INSURANCE OR GUARANTEE: An investment in an ETF is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

       - LEVERAGE RISK: The risk associated with securities or practices (such as when-issued and forward commitment transactions) that multiply small market movements into larger changes in value.

       - LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

       - MANAGEMENT RISK: Because some ETFs do not fully replicate its underlying index and may hold securities not included in its underlying index, an ETF is subject to management risk. This is the risk that the investment strategy used by an ETF's investment adviser, the implementation of which is subject to a number of constraints, may not produce the intended results.

       - MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Each ETF's NAV will fluctuate in response to changes in these factors. You could lose money over short periods due to fluctuation in an ETF's NAV in response to market movements, and over longer periods during market downturns.

       -      MARKET TRADING RISKS:

              Absence of Prior Active Market: Although the shares of the ETFs in which the Portfolio invests are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

              Lack of Market Liquidity: Secondary market trading in ETF shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in ETF shares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of any ETF will continue to be met or will remain unchanged.

              Shares of an ETF May Trade at Prices Other Than NAV: Shares of an ETF may trade at, above or below their NAV. The per share NAV of an ETF will fluctuate with changes in the market value of such ETF's holdings. The trading prices of an ETF's shares will fluctuate in accordance with changes in its NAV as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), it is likely that large discounts or premiums to the NAV of an ETF's shares should not be sustained.

       - NON-DIVERSIFICATION RISK: An ETF may be classified as "non-diversified." This means that each ETF may invest most of its assets in securities issued by or representing a small number of companies. As a result, an ETF may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

       - OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

       - PASSIVE INVESTMENT RISK: Most ETFs are not actively managed. An ETF may be affected by a general decline in the U.S. or foreign market segments relating to its underlying index. Each ETF invests in the securities included in, or representative of, its underlying index regardless of their investment merit. The investment adviser to an ETF does not attempt to take defensive positions in declining markets.

       - PREFERRED STOCK RISK: The value of a preferred stock is affected by interest rates, the credit quality of the issuing corporation and any call provisions. There is also the risk that the corporation issuing the preferred stock will not make the expected dividend payments.

       - PREPAYMENT RISK: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

       - REAL ESTATE SECURITIES RISK: Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company's shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates. Financial covenants related to a real estate company's leveraging may affect its ability to operate effectively. Risks may also arise where real estate companies fail to carry adequate insurance or where a real estate company may become liable for removal or other costs related to environmental contamination. In addition, an economic downturn could have a material adverse effect on the real estate markets and on the real estate companies in which an Underlying ETF invests.

              In addition, REITs are not diversified by industry and, therefore, their value may fluctuate more widely and they may be subject to greater risks, than if they invested more broadly. Since REITs have expenses of their own, an Underlying ETF will bear a proportionate share of the expenses in addition to those expenses of the fund.

              In addition, real estate companies tend to be small to medium sized companies. Real estate company shares, like other smaller company shares, can be more volatile than and perform differently from, larger, more established companies. There may be less trading in a smaller company's shares, which means that buy and sell transactions in those shares could have a larger impact on the price of the shares than is the case with larger company shares.

       - SMALL COMPANY RISK: Certain ETFs only invest in small and mid cap companies. Small cap and mid cap companies may be more vulnerable than large cap companies to adverse business or economic developments. Small and mid cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of large cap companies and therefore may involve greater risk.

       - TRACKING ERROR RISK: Imperfect correlation between an ETF's securities and those in its underlying index, rounding of prices, changes to the underlying indices and regulatory policies may cause an ETF's performance to not match the performance of its underlying index. This is called "tracking error." Tracking error may also result because the ETF incurs fees and expenses while its underlying index does not incur such expenses.

       - TRADING RISK: While the creation/redemption feature of ETFs is designed to make it likely that shares of ETFs will trade close to their NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV.

       - VALUATION RISK: The risk that an Underlying ETF has valued certain of its securities at a higher price than it can sell them.

                          MANAGEMENT OF THE PORTFOLIOS

The Board of Trustees of WT Mutual Fund (the "Trust"), the investment company of which the Portfolios are series, has oversight responsibility for the management, activities and affairs of the Trust and has approved contracts with various organizations to provide the day-to-day management required by the Trust and its shareholders.

INVESTMENT ADVISER

Rodney Square Management Corporation ("RSMC"), 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to the Portfolio. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. As the Portfolio's investment adviser, RSMC has overall responsibility for directing its investments. Wilmington Trust Investment Management, LLC ("WTIM"), 3455 Peachtree Road, Suite 2000, Atlanta, Georgia 30326, also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, is responsible for the day-to-day management of the Portfolio and also provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. As of September 30, 2005, RSMC had $[____ billion] in assets under management and WTIM had [$___ billion] in assets under management.

[The Portfolio pays an advisory fee to RSMC at an annual rate of 0.50% on the first $_ of the Portfolio's average daily net assets and 0.__% on the next $__. and ).__% of the Portfolio's average daily net assets in excess of $__] In addition, the Portfolio indirectly pays its proportionate share of the advisory and sub-advisory fees paid by the Underlying ETFs. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC's fee. The fee shall be payable monthly as soon as practicable after the last day of each month.

PORTFOLIO MANAGERS

The day-to-day management of the Portfolio is the responsibility of a group of WTIM investment professionals, which determines the Portfolio's asset allocations based, in part, upon asset allocation strategy models prepared by the Investment Strategy Team. The Investment Strategy Team is comprised of investment professionals ("Portfolio Managers") at RSMC and WTIM that meet regularly to formulate the asset allocation strategy models based upon various factors, including current market and economic conditions, for use by RSMC and its affiliates in their investment management activities. The senior members of the Portfolio's management team who are jointly and primarily responsible for the Portfolio's day-to-day management are set forth below.

ROBERT E. REISER is a Vice President of RSMC and WTIM. He has been the Chief Investment Strategist at WTIM since June 2004 and Vice President of RSMC since 2003. Previously, he was Executive Vice President and Chief Investment Officer, Balentine & Company from 1999 to 2003. As Chief Investment Strategist, Mr. Reiser is responsible for overseeing Wilmington

Trust's asset allocation policy, independent manager selection, evaluation of new investment opportunities and tactical portfolio rebalancing strategies.

DORSEY D. FARR is a Vice President of RSMC and WTIM. He has been Director of Asset Allocation & Portfolio Strategy at WTIM since June 2004. Previously, he was Vice President and Senior Economist, WTIM from 2000 to 2004. Mr. Farr is responsible for overseeing Wilmington Trust's asset allocation policy and tactical portfolio rebalancing strategies. His responsibilities also include style rebalancing (value vs. growth) and the portfolio construction process (i.e., the allocation among managers within a fund).

R. SAMUEL FRAUNDORF has been Vice President and Director of Manager Research at Wilmington Trust Company, RSMC, and WTIM since 2004. Previously, he was Senior Manager, KPMG Investment Advisors from 1999 to 2004. Mr. Fraundorf is responsible for overseeing Wilmington Trust's investment manager selection process, including manager searches, due diligence processes and implementation strategies to either include or remove these managers. His responsibilities also include research on the portfolio construction process (i.e., the allocation among managers within a fund).

The Portfolios' SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by each of the Portfolio Managers and the Portfolio Managers' ownership of securities in the Portfolios.

                             SHAREHOLDER INFORMATION

PRICING OF PORTFOLIO SHARES

The price of the Portfolio's shares is based on its net asset value ("NAV").The Portfolio values its assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Any assets held by the Portfolio that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Portfolio's Administrator, PFPC Inc. ("PFPC") determines the daily NAV per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities.

Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Board of Trustees. When the Portfolio uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The Portfolio may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Portfolio prices its shares. Significant events may include (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Portfolio's policy is intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Portfolio's procedures may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. In addition, foreign securities held by the Portfolio may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Portfolio cannot be bought or sold.

PFPC determines the NAV per share of the Portfolio as of the close of regular trading on the New York Stock Exchange ("Exchange") (currently 4:00 p.m. Eastern time) on each business day ( i.e., a day that the Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in the Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in the Portfolio. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. Shares will only be priced on business days.

PURCHASE OF SHARES

Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment amount for each class of shares is as follows:

Share Class                       Minimum Initial Investment
-----------                       --------------------------
Institutional Shares                       $500,000
Investor Shares                            $  1,000

Additional investments in the Portfolio may be made in any amount. You may purchase shares as specified below.

You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolio's distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment. If you wish to purchase shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Portfolio, indicating the name and class of the Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your account number. When you make purchases by check, the Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:                            Overnight mail:
-------------                            ---------------
[Global Equity ETF Portfolio]            [Global Equity ETF Portfolio]
c/o PFPC Inc.                            c/o PFPC Inc.
P.O. Box 9828                            101 Sabin Street
Providence, RI 02940                     Pawtucket, RI 02860-1427

BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire and, if making an initial purchase, to obtain an account number.

ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.

Any purchase order may be rejected if the Portfolio determines that accepting the order would not be in its or its shareholders best interest.

It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

You may sell (redeem) your shares on any business day. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day if received after 4:00 p.m. Eastern time or on a non-business day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

REDEMPTION FEES: A redemption fee of 1.00% of the total redemption amount (calculated at market value) may be imposed if you sell your shares within 60 days (the "Holding Period") of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange with a Wilmington Portfolio (a list of which is shown under the heading "EXCHANGE OF SHARES" below). This fee is paid directly to the respective Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first, however, shares purchased through the reinvestment of dividends or capital gain distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions or exchanges for purposes of calculating the Holding Period. This fee will not apply in certain circumstances, including (i) redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts; (ii) shares redeemed (A) via a systematic withdrawal plan approved by the adviser, (B) through an automatic, nondiscretionary rebalancing or asset reallocation program approved by the adviser, (C) as part of a retirement plan participant-directed distribution, including but not limited to, death distributions, hardship withdrawals, loan withdrawals and qualified domestic relations orders, (D) as part of a retirement plan termination or restructuring,
(E) to effect a transfer from one retirement plan to another retirement plan in the same Portfolio or (F) by the Portfolio to cover various fees; or (iii) shares converted from one share class to another in the same Portfolio. See "EXCHANGE OF SHARES" for additional information regarding the exchange of shares of a Wilmington Portfolio.

FREQUENT PURCHASES AND REDEMPTIONS: The Portfolio discourage frequent purchases and redemptions and the Board of Trustees has adopted policies and procedures consistent with such position (primarily, the redemption fees set forth above and the redemption fees on exchange set forth below). The Portfolio is not designed to accommodate market timing or short-term trading. Frequent trades into or out of the Portfolio in an effort to anticipate changes in market prices of that Portfolio's investment portfolio is generally referred to as "market timing." The Portfolio reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange orders by market timers or by those persons the Portfolio or the Distributor believes are engaging in similar trading activity.

Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Portfolio. These expenses are borne by all Portfolio shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in the Portfolio engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. Frequent trading by a Portfolio's shareholders may require the Portfolio to redeem its interests in one or more of its investments at an inopportune time.

Because certain of the Underlying ETFs invest significantly in foreign securities traded on markets which close prior to when such Underlying ETFs determines its net asset value, market timing can cause dilution in the value of such Underlying ETF's shares held by other shareholders, including the Portfolio. This occurs when market timers attempt to trade shares of the Underlying ETF when the net asset value of the Underlying ETF does reflect the value of the underlying portfolio securities. While each of the Underlying ETFs has procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what are believed to be the fair value of the foreign securities, they may not be accurate. See "PRICING OF SHARES" for more information. Also, because some Underlying ETFs may invest in small cap equity securities, which may trade less frequently than larger capitalization securities, frequent trading in the such Underlying ETF's shares to take advantage of the market pricing inefficiency of such small cap stocks, may result in dilution in the value of Underlying ETF shares held by long-term investors, including the Portfolio. Short-term trading in such small cap ETFs may also increase expenses and reduce performance due to the difficulties in buying and selling less liquid small cap stocks.

There is no guarantee that the Portfolio, the Underlying ETFs or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity or, if it is detected, to prevent its recurrence. The ability of the Portfolio, the Underlying Funds and their agents to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor does not provide complete information to the Portfolio or their agents regarding underlying beneficial owners of Portfolio shares.

BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Portfolio name, your account number, your printed name and your signature and should be mailed with your signature guarantee to:

Regular mail:                            Overnight mail:
-------------                            ---------------
[Global Equity ETF Portfolio]            [Global Equity ETF Portfolio]
c/o PFPC Inc.                            c/o PFPC Inc.
P.O. Box 9828                            101 Sabin Street
Providence, RI 02940                     Pawtucket, RI 02860-1427

BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so, however there are risks. The Portfolio have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine in order to mitigate the risk of fraudulent acts. If such safeguards and procedures are followed, you will bear the risk of any losses.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount exceeds $1,000. The receiving bank may charge a fee for this service. For amounts exceeding $10,000, proceeds may be mailed to your bank.

In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds shares.

If shares to be redeemed represent a recent investment made by check, the Portfolio reserves the right to withhold the redemption proceeds until they believe that the check has been collected (which could take up to 10 days). [REDEMPTIONS IN-KIND].

SMALL ACCOUNTS: If the value of your investment in the Portfolio falls below the minimum initial investment, you may be asked to increase your balance. If the account value is still below minimum initial investment after 60 days, your account may be closed and your proceeds sent to you. Your account will not be closed if it falls below the minimum initial investment solely as a result of a reduction in your account's market value.

For additional information on other ways to redeem shares, please refer to the Portfolio's SAI.

EXCHANGE OF SHARES

You may exchange all or a portion of your Institutional or Investor shares in the Portfolio for corresponding shares of the following funds ("Wilmington Portfolio"):

[INSERT FUND NAMES]

Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $__ for Institutional Shares or $___ for Investor Shares.

FEES ON EXCHANGES: If held for more than 60 days, there is no fee when shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "REDEMPTION OF SHARES" for additional information regarding redemptions and this fee.

To obtain prospectuses of the other Wilmington Portfolios, call free of charge
(800) 336-9970. To obtain more information about exchanges or to place exchange orders, contact the transfer agent or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Portfolio may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

Distributions from the net investment income, if any, of the Portfolio, are declared and paid annually to you. Any net capital gain realized by the Portfolio will be distributed annually.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

As long as the Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Portfolio may invest in securities that earn interest exempt from Federal income tax, the Portfolio invest primarily in taxable securities. Distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional shares, are generally taxable to you as ordinary income. You will be notified following the end of the calendar year of the amount of dividends and other distributions paid that year.

Distributions of a net capital gain, if any, whether received in cash or reinvested in additional shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

It is a taxable event for you if you sell or exchange shares of the Portfolio. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in the Portfolio. Any discussion of tax matters contained in this prospectus is not intended or written to be used and cannot be used, for the purpose of avoiding any penalties that may be imposed under the Federal tax laws. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                            DISTRIBUTION ARRANGEMENTS

Professional Funds Distributor, LLC ("Distributor") manages the Portfolio's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolio does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

RULE 12B-1 FEES

The Investor Shares of the Portfolio have adopted a distribution plan under Rule 12b-1 that allows the Portfolio to pay a fee to the Distributor for the sale and distribution of Investor Shares. Because these fees are paid out of the Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee as a percentage of the Portfolio's average daily net assets of its Investor Shares is 0.25%.

SUB TRANSFER AGENCY FEES

The Board of Trustees has authorized the Portfolio to pay sub-transfer agency fees to compensate shareholder service providers who maintain a service relationship with shareholders of the Portfolio. Service activities provided by service providers under this plan include: (a) answering shareholders inquiries;
(b) assisting in designating and changing dividend options, account designations and addresses; (c) establishing and maintaining shareholders accounts and records; (d) assisting in processing Portfolio share purchase, exchange and redemption transactions; (e) arranging for the wiring of funds relating to transactions in Portfolio shares; (f) transmitting and receiving funds in connection with shareholder orders to purchase, exchange or redeem shares; (g) verifying and guaranteeing shareholder signatures in connection with redemption orders, transfers among and changes in shareholder-designated accounts; (h) providing periodic statements showing a shareholder's account balances; (i) furnishing on behalf of the Portfolio's distributor periodic statements and confirmations of all purchases, exchanges and redemptions of Portfolio shares;
(j) transmitting proxy statements, annual reports, updating prospectuses and other communications from the Portfolio to shareholders; (k) receiving, tabulating and transmitting to the Portfolio proxies executed by shareholders;
(l) providing reports containing state-by-state listings of the principal residences of the beneficial owners of Portfolio shares; (m) completing all customer identification procedures in relation to the shareholders under the Portfolio's anti-money laundering program; (n) providing to shareholders all privacy notices and (o) providing other services requested by shareholders of the Portfolio's shares. The Adviser may provide services to some shareholders of the Portfolio's shares and receive a sub-transfer agency fee or may remit all or a portion of such fees to a broker or other financial institution which has contracted with the Portfolio ("Intermediaries").

ADDITIONAL PAYMENTS

The Adviser and/or its affiliates (other than the Portfolio) may pay, out of its own assets, compensation to Intermediaries in connection with the sale and distribution of Portfolio shares and/or shareholder service. These payments ("Additional Payments") would be in addition to the payments by the Portfolio described in this Prospectus for distribution (Rule 12b-1) or shareholder servicing and sub-transfer agency. These Additional Payments may take the form of "due diligence" payments for an Intermediary's examination of the Portfolio and payments for providing extra employee training and information relating to the Portfolio; "listing" fees for the placement of the Portfolio on an Intermediary's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to the Portfolio; "marketing support" fees for providing assistance in promoting the sale of the Portfolio's shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Adviser and/or its affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder administration, servicing and processing fees paid by the Portfolio. The Additional Payments made by the Adviser and its affiliates may be: (A) a fixed dollar amount; (B) based on the number of customer accounts maintained by an Intermediary; (C) based on a percentage of the value of shares sold to or held by, customers of the Intermediary involved; or (D) calculated on another basis. The Additional Payments may be different for different Intermediaries.

SHARE CLASSES

The Portfolio issue Institutional and Investor Shares. Each class of shares bears a pro rata portion of the Portfolio's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

                              FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIO, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE OF CHARGE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual reports to shareholders. These reports will contain performance data and information on the Portfolio's holdings and operating results for the most recently completed fiscal year or half-year. The annual report will also include a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION: The SAI provides additional technical and legal descriptions of the Portfolio's policies, investment restrictions, risks and business structure, including a description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities holdings. The information in the SAI is incorporated into this prospectus by this reference.

Copies of these documents and answers to questions about the Portfolio may be obtained free of charge by contacting:

WT MUTUAL FUND
c/o PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427
(800) 336-9970 9:00 a.m. to 5:00 p.m. Eastern time

WT Mutual Fund does not currently have an Internet web site. However, reports and information about the Portfolio (including the SAI and Annual and Semi-Annual Reports) may be viewed or downloaded, free of charge, from the EDGAR database on the SEC's Internet site at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES OR OTHER INVESTOR SERVICES, PLEASE CALL (800)-336-9970.

The investment company registration number for WT Mutual Fund is 811-08648.

                                 WT MUTUAL FUND

                     WILMINGTON ASSET ALLOCATION PORTFOLIO I
                    WILMINGTON ASSET ALLOCATION PORTFOLIO II
                    WILMINGTON ASSET ALLOCATION PORTFOLIO III
                        WILMINGTON MID CAP CORE PORTFOLIO
                      WILMINGTON SMALL CAP GROWTH PORTFOLIO
                      WILMINGTON SMALL CAP VALUE PORTFOLIO
                     WILMINGTON GLOBAL EQUITY ETF PORTFOLIO

                            1100 North Market Street
                           Wilmington, Delaware 19890

                       STATEMENT OF ADDITIONAL INFORMATION

                               _____________, 2005

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the current prospectus dated ____________, 2005, as amended from time to time. A copy of the current prospectus may be obtained without charge, by writing to Professional Funds Distributor, LLC, 760 Moore Road, King of Prussia, PA 19406 or by calling (800) 336-9970. A copy may also be obtained from certain institutions such as banks or broker-dealers that have entered into servicing agreements with the Distributor.

                                TABLE OF CONTENTS

GENERAL INFORMATION.............................................................         1
INVESTMENT POLICIES.............................................................         1
DISCLOSURE OF FUND HOLDINGS.....................................................        13
INVESTMENT LIMITATIONS..........................................................        14
TRUSTEES AND OFFICERS...........................................................        16
CODE OF ETHICS..................................................................        22
PROXY VOTING....................................................................        18
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................        23
INVESTMENT ADVISORY AND OTHER SERVICES..........................................        23
SUB-ADVISORY SERVICES...........................................................        25
ADMINISTRATION AND ACCOUNTING SERVICES..........................................        25
ADDITIONAL SERVICE PROVIDERS....................................................        25
DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN......................................        25
BROKERAGE ALLOCATION AND OTHER PRACTICES........................................        31
CAPITAL STOCK AND OTHER SECURITIES..............................................        32
PURCHASE, REDEMPTION AND PRICING OF SHARES......................................        33
DIVIDENDS.......................................................................        35
TAXATION OF THE FUNDS...........................................................        35
APPENDIX A OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES............       A-1
APPENDIX B DESCRIPTION OF RATINGS...............................................       B-1
APPENDIX C PROXY POLICIES, PROCEDURES, AND VOTING GUIDELINES....................       C-1

                              GENERAL INFORMATION

WT Mutual Fund (the "Fund") was organized as a Delaware business trust on June 1, 1994. The Fund has established the following Portfolios described in this
SAI: Wilmington Asset Allocation Portfolio I, Wilmington Asset Allocation Portfolio II, Wilmington Asset Allocation Portfolio III, Wilmington Mid Cap Core Portfolio, Wilmington Small Cap Growth Portfolio, Wilmington Small Cap Value Portfolio and Wilmington Global Equity ETF Portfolio (each a "Portfolio" and collectively, the "Portfolios"). Each Portfolio issues Institutional and Investor Shares. Each Portfolio, except for the Wilmington Global Equity ETF Fund, is a diversified open-end management investment company. The Wilmington Global Equity ETF Fund is a non-diversified open-end management investment company.

                               INVESTMENT POLICIES

The following information supplements the information concerning the Portfolios' investment objectives, policies and limitations found in the prospectus. Unless otherwise indicated, this information applies to each of Wilmington Asset Allocation Portfolio I, Wilmington Asset Allocation Portfolio II, and Wilmington Asset Allocation Portfolio III (the "Asset Allocation Portfolios") through their investment in shares of other series of the Fund and to Wilmington Global Equity ETF Portfolio (the "Global Portfolio") through its investment in securities of other registered investment companies listed and traded on a securities exchange (an "exchange traded fund," "ETF" or "Underlying ETF"). Each Underlying ETF is a registered investment company with a stated investment objective and is subject to various investment policies and restrictions.

For a complete description of the other series of the Fund in which the Asset Allocation Portfolios invest, please see such series' prospectuses and statements of additional information, which are available without charge by calling [_______] toll-free (____________). Currently, most of the Underlying ETFs are series of iShares Trust and iShares, Inc., each of which files financial and other information with the Securities and Exchange Commission (the "SEC"), including prospectuses and statements of additional information. Such information is publicly available at www.sec.gov, and no representation or warranty is hereby made as to the accuracy or completeness of any such information (the reference to the SEC's website is an inactive textual reference and information contained in, or otherwise accessible through, this website does not form a part of the Fund's Prospectuses or this SAI).

The Wilmington Mid Cap Core Portfolio seeks to achieve its investment objective by investing at least 80% of its assets in equity securities of mid cap companies. The Wilmington Small Cap Growth and the Wilmington Small Cap Value Portfolios seeks to achieve their investment objectives by investing at least 80% of its assets in equity securities of small cap companies. The Global Equity ETF Portfolio seeks to achieve its investment objective by investing at least 80% of its assets in ETFs. These 80% policies may be changed without shareholder approval upon 60 days' written notice to shareholders.

ASSET-BACKED SECURITIES. The Portfolios may purchase interests in pools of obligations, such as credit card or automobile loan receivables, purchase contracts and financing leases. Such securities are also known as "asset-backed securities," and the holders thereof may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or an auction rate that is periodically reset at auction.

Asset-Backed securities are typically supported by some form of credit enhancement, such as cash collateral, subordinated tranches, a letter of credit, surety bond or limited guaranty. Credit enhancements do not provide protection against changes in the market value of the security. If the credit enhancement is exhausted or withdrawn, security holders may experience losses or delays in payment if required payments of principal and interest are not made with respect to the underlying obligations. Except in very limited circumstances, there is no recourse against the vendors or lessors that originated the underlying obligations.

Asset-backed securities are likely to involve unscheduled prepayments of principal that may affect yield to maturity, result in losses, and may be reinvested at higher or lower interest rates than the original investment. The yield to maturity of asset-backed securities that represent residual interests in payments of principal or interest in fixed income obligations is particularly sensitive to prepayments.

The value of asset-backed securities may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool of underlying obligations, the originator of those obligations or the financial institution providing credit enhancement.

BANK OBLIGATIONS. Each Portfolio may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers' acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly owned banking subsidiaries of such foreign banks located in the United States.

Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, of the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:

            - Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

            - Certificates of Deposit. Certificates of Deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

            - Time Deposits. Time deposits are bank deposits for fixed periods of time.

CONVERTIBLE SECURITIES. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, a Portfolio's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.

CORPORATE BONDS, NOTES AND COMMERCIAL PAPER. The Portfolios may invest in corporate bonds, notes and commercial paper. These obligations generally represent indebtedness of the issuer and may be subordinated to other outstanding indebtedness of the issuer. Commercial paper consists of short-term unsecured promissory notes issued by corporations in order to finance their current operations.

DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

DEPOSITARY RECEIPTS. American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

DERIVATIVES. The Portfolios may invest in a variety of derivative investments to seek income, to seek income for liquidity needs or for hedging purposes. Some derivative investments the Portfolios may use are the hedging instruments described below in this Statement of Additional Information and in Appendix A.. Segregated accounts will be maintained for all derivative transactions, to the extent required by the 1940 Act. Among the derivative investments the Portfolios may invest in are "index-linked" or "currency-linked" notes. Principal and/or interest payments on index-linked notes depend on the performance of an underlying index. Currency-indexed securities are typically short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

Other derivative investments the Portfolios may use include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the investment adviser expected.

FIXED INCOME SECURITIES WITH BUY-BACK FEATURES. Fixed income securities with buy-back features enable the Portfolios to recover principal upon tendering the securities to the issuer or a third party. Letters of credit issued by domestic or foreign banks often support these buy-back features. In evaluating a foreign bank's credit, the investment adviser considers whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions that could adversely affect the bank's ability to honor its commitment under the letter of credit.. Buy-back features include standby commitments, put bonds and demand features.

            - Standby Commitments. Each Portfolio may acquire standby commitments from broker-dealers, banks or other financial intermediaries to enhance the liquidity of portfolio securities. A standby commitment entitles a Portfolio to same day settlement at amortized cost plus accrued interest, if any, at the time of exercise. The amount payable by the issuer of the standby commitment during the time that the commitment is exercisable generally approximates the market value of the securities underlying the commitment. Standby commitments are subject to the risk that the issuer of a commitment may not be in a position to pay for the securities at the time that the commitment is exercised.

                  Ordinarily, a Portfolio will not transfer a standby commitment to a third party, although the Portfolio may sell securities subject to a standby commitment at any time. A Portfolio may purchase standby commitments separate from or in conjunction with the purchase of the securities subject to the commitments. In the latter case, the Portfolio may pay a higher price for the securities acquired in consideration for the commitment.

            - Put Bonds. A put bond (also referred to as a tender option or third party bond) is a bond created by coupling an intermediate or long-term fixed rate bond with an agreement giving the holder the option of tendering the bond to receive its par value. As consideration for providing this tender option, the sponsor of the bond (usually a bank, broker-dealer or other financial intermediary) receives periodic fees that equal the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par. By paying the tender offer fees, a Portfolio in effect holds a demand obligation that bears interest at the prevailing short-term rate.

                  In selecting put bonds for the Portfolios, the investment adviser takes into consideration the creditworthiness of the issuers of the underlying bonds and the creditworthiness of the providers of the tender option features. A sponsor may withdraw the tender option feature if the issuer of the underlying bond defaults on interest or principal payments, the bond's rating is downgraded or, in the case of a municipal bond, the bond loses its tax-exempt status.

            - Demand Features. Many variable rate securities carry demand features that permit the holder to demand repayment of the principal amount of the underlying securities plus accrued interest, if any, upon a specified number of days' notice to the issuer or its agent. A demand feature may be exercisable at any time or at specified intervals. Variable rate securities with demand features are treated as having a maturity equal to the time remaining before the holder can next demand payment of principal. The issuer of a demand feature instrument may have a corresponding right to prepay the outstanding principal of the instrument plus accrued interest, if any, upon notice comparable to that required for the holder to demand payment.

FOREIGN SECURITIES. The Portfolios may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities. (See "Depositary Receipts" above.) Foreign securities include equity or debt securities issued by issuers outside the United States, and include securities in the form of ADRs and EDRs (see "Depositary Receipts"). Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the counter markets.

Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a US company, and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to US companies. Foreign securities may not be as liquid as US securities. Securities of foreign companies may involve greater market risk than securities of US companies, and foreign brokerage commissions and custody fees are generally higher than in the United States. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers.

To date, the market values of securities of issuers located in different countries have moved relatively independently of each other. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the United States. A decline in the value of a Portfolio's investments in one country may offset potential gains from investments in another country.

Investments in securities of foreign issuers may involve risks that are not associated with domestic investments. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about US issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the United States. Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties that could result in temporary periods when assets of a Portfolio are uninvested and no return is earned thereon and may involve a risk of loss to an Portfolio. Foreign securities markets may have substantially less volume than US markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States, and transaction costs with respect to smaller capitalization companies may be higher than those of larger capitalization companies. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of nationalization, expropriation or confiscatory taxation (in which case a Portfolio could lose its entire investment in a certain market), limitations on the removal of monies or other assets of a Portfolio, higher rates of inflation, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

Some of the risks described in the preceding paragraph may be more severe for investments in emerging or developing countries. By comparison with the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less experienced and more recently organized than many domestic companies. Prices of securities traded in the securities markets of emerging or developing countries tend to be volatile. Furthermore, foreign investors are subject to many restrictions in emerging or developing countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest.

The economies of individual emerging countries may differ favorably or unfavorably from the US economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Investments in foreign securities will usually be denominated in foreign currencies, and Portfolio may temporarily hold cash in foreign currencies. The value of a Portfolio's investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the US dollar, changes in foreign currency and US dollar exchange rates and exchange control regulations. The Portfolios may incur costs in connection with conversions between various currencies. A Portfolio's value could be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, and gains and losses realized on the sale of securities. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flows and numerous other factors, including, in some countries, local governmental intervention).

GUARANTEED INVESTMENT CONTRACTS. The Portfolios may invest in guaranteed investment contracts ("GIC"). A GIC is a general obligation of an insurance company. A GIC is generally structured as a deferred annuity under which the purchaser agrees to pay a given amount of money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate (either fixed or variable) for the life of the contract. Some GICs provide that the insurer may periodically pay discretionary excess interest over and above the guaranteed rate. At the GIC's maturity, the purchaser generally is given the option of receiving payment or an annuity. Certain GICs may have features that permit redemption by the issuer at a discount from par value.

Generally, GICs are not assignable or transferable without the permission of the issuer. As a result, the acquisition of GICs is subject to the limitations applicable to each Portfolio's acquisition of illiquid and restricted securities. The holder of a GIC is dependent on the creditworthiness of the issuer as to whether the issuer is able to meet its obligations. No Portfolio intends to invest more than 5% of its net assets in GICs.

HEDGING STRATEGIES. Each Portfolio may engage in certain hedging strategies that involve options, and futures. These hedging strategies are described in detail in Appendix A.

ILLIQUID SECURITIES. Each Portfolio may invest no more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on a Portfolio's books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to the investment adviser, pursuant to guidelines approved by the Board. The investment adviser will monitor the liquidity of securities held by a Portfolio and report periodically on such decisions to the Board. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Portfolio's adviser or sub-adviser to the Board of Trustees.

INVESTMENT COMPANY SECURITIES AND EXCHANGE TRADED FUNDS. Each Portfolio may invest in investment company securities issued by open-end and closed-end investment companies, including exchange traded funds ("ETFs"). Such investments are subject to limitations prescribed by the 1940 Act unless a Securities and Exchange Commission ("SEC") exemption is applicable. These limitations currently provide, in part, that the Portfolios may not purchase shares of an investment company if (a) such a purchase would cause a Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or
(b) such a purchase would cause a Portfolio to have more than 5% of its total assets invested in the investment company or (c) more than 10% of a Portfolio's total assets to be invested in the aggregate in all investment companies. As a shareholder in an investment company, a Portfolio would bear its pro rata portion of the investment company's expenses, including advisory fees, in addition to its own expenses.

Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including iShares, registered investment companies are permitted to invest in iShares beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to iShares Funds, including that such investment companies enter into an agreement with iShares Funds. The Portfolios have entered into such an agreement. Set forth below is additional information about the manner in which ETFs generally operate and the risks associated with an investment in ETFs.

The Global Equity Portfolio will not be able to conform to its investment policy to invest in at least 80% of its assets in ETFs, and the other Portfolios' ability to invest in ETFs will be severely constrained unless the ETFs in which they invest have received such an order from the SEC, and the ETF and the Portfolios take appropriate steps to comply with the relevant terms and conditions of such orders.

The Portfolios generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the Portfolios will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF's custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a "creation unit". Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Portfolios may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the investment adviser believes it is in a Portfolio's interest to do so. The Portfolios' ability to redeem creation units may be limited by the Investment Company Act of 1940, as amended (the "1940 Act"), which provides that the ETFs will not be obligated to redeem shares held by the Portfolios in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the ETFs in which a Portfolio invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, the ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate or experience a disruption in its activities. In addition, an ETF may terminate if its net assets fall below a certain amount.

Although the Portfolios believe that, in the event of the termination of an ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time.

INVESTMENTS IN COMPANIES WITH BUSINESS RELATED TO COMMODITIES. As explained under "Investment Limitations" below, the Portfolios do not invest directly in commodities. However, the Portfolios may from time to time invest in securities of companies whose business is related to commodities, or in registered investment companies or other companies that invest directly or indirectly in commodities. For example, a Portfolio may invest in companies who business is related to mining of precious or other metals (e.g. gold, silver, etc.) or registered investment companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can make sharp movement, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the valve of companies who business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in commodities markets generally.

MORTGAGE-BACKED SECURITIES. The Portfolios may invest in mortgage-backed securities. Mortgage-backed securities are securities representing interests in a pool of mortgages secured by real property.

Ginnie Mae mortgage-backed securities are securities representing interests in pools of mortgage loans to residential home buyers made by lenders such as mortgage bankers, commercial banks and savings associations and are either guaranteed by the Federal Housing Administration or insured by the Department of Veterans Affairs. Timely payment of interest and principal on each mortgage loan is backed by the full faith and credit of the U.S. Government.

Fannie Mae and Freddie Mac both issue mortgage-backed securities that are similar to Ginnie Mae securities in that they represent interests in pools of mortgage loans. Fannie Mae guarantees timely payment of interest and principal on its certificates and Freddie Mac guarantees timely payment of interest and ultimate payment of principal. Freddie Mac also has a program under which it guarantees timely payment of scheduled principal as well as interest. Fannie Mae and Freddie Mac guarantees are backed only by those agencies and not by the full faith and credit of the U.S. Government. In the case of mortgage-backed securities that are not backed by the U.S. Government or one of its agencies, a loss could be incurred if the collateral backing these securities is insufficient. This may occur even though the collateral is U.S. Government-backed.

Most mortgage-backed securities pass monthly payment of principal and interest through to the holder after deduction of a servicing fee. However, other payment arrangements are possible. Payments may be made to the holder on a different schedule than that on which payments are received from the borrower, including, but not limited to, weekly, bi-weekly and semiannually. The monthly principal and interest payments also are not always passed through to the holder on a pro rata basis. In the case of collateralized mortgage obligations ("CMOs"), the pool is divided into two or more tranches and special rules for the disbursement of principal and interest payments are established.

CMO residuals are derivative securities that generally represent interests in any excess cash flow remaining after making required payments of principal and interest to the holders of the CMOs described above. Yield to maturity on CMO residuals is extremely sensitive to prepayments. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual also will be extremely sensitive to the level of the index upon which interest rate adjustments are based.

Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities and may be issued by agencies or instrumentalities of the U.S. Government or by private mortgage lenders. SMBS usually are structured with two classes that receive different proportions of the interest and/or principal distributions on a pool of mortgage assets. A common type of SMBS will have one class of holders receiving all interest payments -- "interest only" or "IO" -- and another class of holders receiving the principal repayments -"principal only" or "PO." The yield to maturity of IO and PO classes is extremely sensitive to prepayments on the underlying mortgage assets.

Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Portfolios invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

NON-INVESTMENT GRADE SECURITIES. Each Portfolio may invest in non-investment grade or "high yield" fixed income securities commonly known to investors as "high yield bonds" or "junk bonds." High yield bonds are issued by a company whose credit rating (based on an NRSRO's evaluation of the likelihood of repayment) necessitates offering a higher coupon and yield on its issues when selling them to investors who may otherwise be hesitant in purchasing the debt of such a company. While generally providing greater income and opportunity for gain, non-investment grade debt securities are generally subject to greater risks than fixed income securities which have higher credit ratings, including a high risk of default, and their yields will fluctuate over time. High yield bonds generally will be in the lower rating categories of NRSROs (rated "Ba1" or lower by Moody's or "BB+" or lower by S&P) or will be unrated. The credit rating of a high yield bond does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer's financial condition. High yield bonds are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities.

While the market values of high yield bonds tend to react less to fluctuations in interest rates than do those of higher rated securities, the values of high yield bonds often reflect individual corporate developments and have a high sensitivity to economic changes to a greater extent than do higher rated securities. Issuers of high yield bonds are often in the growth stage of their development and/or involved in a reorganization or takeover. The companies are often highly leveraged (have a significant amount of debt relative to shareholders' equity) and may not have available to them more traditional financing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to high yield bonds are subordinated to the prior repayment of senior indebtedness, which will potentially limit a Portfolio's ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in high yield bonds have a lower degree of protection with respect to principal and interest payments then do investors in higher rated securities.

During an economic downturn, a substantial period of rising interest rates or a recession, highly leveraged issuers of high yield bonds may experience financial distress possibly resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities, the Portfolio's net asset value and the ability of the issuers to repay principal and interest. If the issuer of a security held by a Portfolio's defaulted, the Portfolio's may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek recovery of its investment.

The secondary markets for high yield bonds are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield bonds are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield bonds is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, a Portfolio may have difficulty disposing of certain high yield bonds due to the limited number of investors in that sector of the market. An illiquid secondary market may adversely affect the market price of the high yield security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing a Portfolio's assets. Market quotations on high yield bonds are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale.

The high yield markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is Based on fundamental analysis. Additionally, prices for high yield bonds may be affected by legislative and regulatory developments. These developments could adversely affect a Portfolio's net asset value and investment practices, the secondary market for high yield bonds, the financial condition of issuers of these securities and the value and liquidity of outstanding high yield bonds, especially in a thinly traded market. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in the past.

When the secondary market for high yield bonds becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value a Portfolio's securities, and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market, in combination with the relative youth and growth of the market for such securities, also may affect the ability of a Portfolio to dispose of such securities at a desirable price. Additionally, if the secondary markets for high yield bonds contract due to adverse economic conditions or for other reasons, certain of a Portfolio's liquid securities may become illiquid and the proportion of the Portfolio's assets invested in illiquid securities may significantly increase.

The rating assigned by a rating agency evaluates the safety of a non-investment grade security's principal and interest payments, but does not address market value risk. Because such ratings of NRSROs may not always reflect current conditions and events, in addition to using NRSROs and other sources, the investment adviser performs its own analysis of the issuers whose non-investment grade securities a Portfolio holds. Because of this, the Portfolio's performance may depend more on the investment adviser's own credit analysis than in the case of mutual funds investing in higher-rated securities. For a description of these ratings, see "Appendix B - Description of Ratings."

In selecting non-investment grade securities, the investment adviser considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of a Portfolio. The investment adviser continuously monitors the issuers of non-investment grade securities held by a Portfolio for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of a Portfolio so that it can meet redemption requests. If a security's rating is reduced below the minimum credit rating that is permitted for a Portfolio, the Portfolio's investment adviser will consider whether the Portfolio should continue to hold the security.

In the event that a Portfolio investing in high yield bonds experiences an unexpected level of net redemptions, the Portfolio could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Portfolio's rate of return is based.

The costs attributable to investing in the high yield markets are usually higher for several reasons, such as higher investment research costs and higher commission costs.

OPTIONS ON SECURITIES AND SECURITIES INDICES. Each Portfolio may purchase call options on securities that the investment adviser or sub-adviser intends to include in a Portfolio in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The Portfolios may purchase put options to hedge against a decline in the market value of securities held in a Portfolio or in an attempt to enhance return. The Portfolios may write (sell) put and covered call options on securities in which they are authorized to invest. The Portfolios may also purchase put and call options, and write put and covered call options on U.S. securities indices. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. Of the percentage of the total assets of a Portfolio that are invested in equity (or related) securities, a Portfolio may not invest more than 10% of such assets in covered call options on securities and/or options on securities indices.

PARTICIPATION INTERESTS. Each Portfolio may invest in participation interests in fixed income securities. A participation interest provides the certificate holder with a specified interest in an issue of fixed income securities.

Some participation interests give the holders differing interests in the underlying securities, depending upon the type or class of certificate purchased. For example, coupon strip certificates give the holder the right to receive a specific portion of interest payments on the underlying securities; principal strip certificates give the holder the right to receive principal payments and the portion of interest not payable to coupon strip certificate holders. Holders of certificates of participation in interest payments may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or an auction rate that is periodically reset at auction. Asset-backed residuals represent interests in any excess cash flow remaining after required payments of principal and interest have been made.

More complex participation interests involve special risk considerations. Since these instruments have only recently been developed, there can be no assurance that any market will develop or be maintained for the instruments. Generally, the fixed income securities that are deposited in trust for the holders of these interests are the sole source of payments on the interests; holders cannot look to the sponsor or trustee of the trust or to the issuers of the securities held in trust or to any of their affiliates for payment.

Participation interests purchased at a discount may experience price volatility. Certain types of interests are sensitive to fluctuations in market interest rates and to prepayments on the underlying securities. A rapid rate of prepayment can result in the failure to recover the holder's initial investment.

The extent to which the yield to maturity of a participation interest is sensitive to prepayments depends, in part, upon whether the interest was purchased at a discount or premium, and if so, the size of that discount or premium. Generally, if a participation interest is purchased at a premium and principal distributions occur at a rate faster than that anticipated at the time of purchase, the holder's actual yield to maturity will be lower than that assumed at the time of purchase. Conversely, if a participation interest is purchased at a discount and principal distributions occur at a rate faster than that assumed at the time of purchase, the investor's actual yield to maturity will be higher than that assumed at the time of purchase.

Participation interests in pools of fixed income securities backed by certain types of debt obligations involve special risk considerations. The issuers of securities backed by automobile and truck receivables typically file financing statements evidencing security interests in the receivables, and the servicers of those obligations take and retain custody of the obligations. If the servicers, in contravention of their duty to the holders of the securities backed by the receivables, were to sell the obligations, the third party purchasers could acquire an interest superior to the interest of the security holders. Also, most states require that a security interest in a vehicle must be noted on the certificate of title and the certificate of title may not be amended to reflect the assignment of the lender's security interest. Therefore, the recovery of the collateral in some cases may not be available to support payments on the securities. Securities backed by credit card receivables are generally unsecured, and both federal and state consumer protection laws may allow set-offs against certain amounts owed.

PREFERRED STOCK. Each Portfolio may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends generally are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

REAL ESTATE COMPANIES. The Portfolios may invest in securities (including, but not limited to common shares, preferred shares and convertible preferred shares) and debt securities issued by real estate companies, including REITs. A "Real Estate Company" is a company (i) that generally derives at least 50% of its revenue from the ownership, leasing, construction, financing, management or sale of commercial, industrial or residential real estate (or has at least 50% of its assets invested in such real estate) or (ii) whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages. A Portfolio may also invest in rights or warrants to purchase income-producing common and preferred shares of Real Estate Companies. It is anticipated that substantially all of the equity securities of Real Estate Companies in which the Portfolios intend to invest will be traded on a national securities exchange or in the over-the-counter markets.

REITs. The Portfolios may invest in equity and/or debt securities issued by REITs. A REIT is a Real Estate Company that pools investors' funds for investment primarily in income-producing real estate properties or in real estate related loans (such as mortgages) or other interests. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs.

Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and gradual asset appreciation. The income-producing real estate properties in which equity REITs invest typically include properties such as office, retail, industrial, hotel and apartment buildings and healthcare facilities. Equity REITs can realize capital gains by selling properties that have appreciated in value.

Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments on the mortgages.

Hybrid REITs combine the characteristics of both equity REITs and mortgage
REITs.

REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners. The Portfolios may invest in both publicly and privately traded REITs.

REPURCHASE AGREEMENTS. Each Portfolio may invest in repurchase agreements. A repurchase agreement is a transaction in which a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Portfolio if the other party to the repurchase agreement defaults), it is the policy of each Portfolio to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the investment adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of a Portfolio's investment limitations.

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Each Portfolio is subject to an investment limitation on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the investment adviser or sub-adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the investment adviser or sub-adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the investment adviser or sub-adviser intends to purchase securities that are exempt from registration under Rule 144A.

SECURITIES LENDING. Each Portfolio may from time to time lend its portfolio securities pursuant to agreements that require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Portfolio exceeds one-third of the value of a Portfolio's total assets taken at fair market value. A Portfolio will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Portfolio will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the investment adviser to be of good standing and when, in the judgment of the investment adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.

SHORT SALES. In a short sale, a Portfolio does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Portfolio is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Portfolio will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by a

Portfolio or a security convertible into or exchangeable for such security, or when a Portfolio does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Portfolio owns, either directly or indirectly, and, in the case where a Portfolio owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Portfolio's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. The Portfolios may also make short sales to generate additional income from the investment of the cash proceeds of short sales. The Portfolios will only make short sales "against the box," meaning that at all times when a short position is open, a Portfolio owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. To secure its obligation to deliver the securities sold short, a Portfolio will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities.

U.S. GOVERNMENT OBLIGATIONS. Each Portfolio may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of such agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government generally directly or indirectly backs payment of the interest and principal on these obligations. This support can range from securities supported by the full faith and credit of the United States (for example, Ginnie Mae securities) to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac, the Tennessee Valley Authority, Federal Farm Credit Banks and Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, a Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

VARIABLE AND FLOATING RATE SECURITIES. Each Portfolio may invest in variable and floating rate securities. The terms of variable and floating rate instruments provide for the interest rate to be adjusted according to a formula on certain pre-determined dates. Certain of these obligations also may carry a demand feature that gives the holder the right to demand prepayment of the principal amount of the security prior to maturity. An irrevocable letter of credit or guarantee by a bank usually backs the demand feature. Portfolio investments in these securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 days or less.

Each Portfolio may also purchase inverse floaters that are floating rate instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the interest rate paid on the inverse floater, with the result that the inverse floater's price is considerably more volatile than that of a fixed rate security. For example, an issuer may decide to issue two variable rate instruments instead of a single long-term, fixed rate bond. The interest rate on one instrument reflects short-term interest rates, while the interest rate on the other instrument (the inverse floater) reflects the approximate rate the issuer would have paid on a fixed rate bond multiplied by two minus the interest rate paid on the short-term instrument. Depending on market availability, the two variable rate instruments may be combined to form a fixed rate bond. The market for inverse floaters is relatively new.

WHEN-ISSUED SECURITIES. Each Portfolio may buy when-issued securities or sell securities on a delayed-delivery-basis. This means that delivery and payment for the securities normally will take place approximately 15 to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received are each fixed at the time the buyer enters into the commitment. During the period between purchase and settlement, the purchaser makes no payment and no interest accrues to the purchaser. However, when a security is sold on a delayed-delivery-basis, the seller does not participate in further gains or losses with respect to the security. If the other party to a when-issued or delayed-delivery transaction fails to transfer or pay for the securities, the Portfolio could miss a favorable price or yield opportunity or could suffer a loss.

While a Portfolio initially commits to purchase such securities with the purpose of actually acquiring them, the Portfolio may subsequently (i) dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy or (ii) sell the underlying securities before they are delivered, which may result in gains or losses. The Portfolio may also designate liquid assets, marked to market daily, maintained at a value equal to its current obligations for when-issued securities.

When a Portfolio makes a commitment to purchase a security on a when-issued-basis, it will record the transaction and reflect the value of the security each day in determining net asset value per share, subject to changes in market value generally, based upon changes in the level of interest rates. Thus, upon delivery the market value of the security may be higher or lower than its cost, thereby increasing or decreasing the Portfolio's net asset value. When payment for a when-issued security is due, the Portfolio will meet its obligations from then-available cash flow, the sale of any previously designated liquid assets, the sale of other securities, or from the sale of the when-issued securities themselves. The sale of securities to meet a when-issued purchase obligation creates the potential for the realization of capital gains or losses.

ZERO COUPON BONDS. Each Portfolio may invest in zero coupon bonds of governmental or private issuers that generally pay no interest to their holders prior to maturity. Since zero coupon bonds do not make regular interest payments, they allow an issuer to avoid the need to generate cash to meet current interest payments and may involve greater credit risks than bonds paying interest currently. Tax laws requiring the distribution of accrued discount on the bonds, even though no cash equivalent thereto has been paid, may cause a Portfolio to liquidate investments in order to make the required distributions.

TEMPORARY DEFENSIVE POSITIONS. Each Portfolio may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a Nationally Rated Statistical Rating Organization, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that a Portfolio will be unable to achieve its investment objective.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Portfolios have policies and procedures in place regarding the disclosure of portfolio securities holdings of the Portfolios designed to allow disclosure of a Portfolio's holdings information where it is deemed appropriate for a Portfolio's operations or it is determined to be useful to a Portfolio's shareholders without compromising the integrity or performance of the Portfolio. Except when there are legitimate business purposes for selective disclosure of a Portfolio's portfolio securities holdings, a Portfolio will not provide or permit others to provide information about the Portfolios' portfolio securities holdings on a selective basis.

The Portfolios' provide portfolio securities holdings information as required in regulatory filings and shareholder reports, disclose portfolio securities holdings information as required by federal or state securities laws, and may disclose portfolio securities holdings information in response to requests by governmental authorities.

The Portfolios may, but are not required to, post the Portfolios' schedule of investments on a website at regular intervals or from time to time at the discretion of the Portfolio. Such schedule of investments must be as of a date at least 30 days prior to its posting on the website. In addition to its schedule of investments, a Portfolio may post information on a website about the number of securities the Portfolio holds, a summary schedule of investments, the Portfolio's top ten holdings, and a percentage breakdown of the Portfolio's investments by country, sector and industry. This additional information must be as of a date at least 30 days prior to its posting on a website, provided, however, that a top ten holdings list may be as of a date 7 days prior to its posting on the website. The day after any Portfolio's portfolio securities holdings information becomes publicly available (by posting on the website or otherwise), it may be mailed, e-mailed or otherwise transmitted to any person.

The Portfolios may distribute or authorize the distribution of information about a Portfolio's holdings that is not publicly available (on a website or otherwise) to a Portfolio's or an investment adviser's employees and affiliates that provide services to the Portfolio. The Portfolios may also distribute or authorize the distribution of information about a Portfolio's portfolio securities holdings that is not publicly available (on a website or otherwise) to the Portfolio's service providers who require access to the information (i) in order to fulfill their contractual duties relating to the Portfolio; (ii) to facilitate the transition of a newly hired investment adviser or sub-adviser prior to the commencement of its duties; (iii) to facilitate the review of the Portfolio by a ranking or ratings agency; (iv) for the purpose of due diligence regarding a merger or acquisition; or (iv) for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of Portfolio assets and minimal impact on remaining shareholders of an affected Portfolio.

In order to mitigate conflicts between the interests of the Portfolios' shareholders, on the one hand, and those of the Portfolios' investment adviser, sub-adviser, or principal underwriter, or any affiliated person of the Portfolios, their investment advisers, sub-advisers, or its principal underwriter, on the other, the Trust's Chief Compliance Officer must approve and either the President or a Vice President of the Trust must approve a non-public disclosure of the Portfolios' portfolio securities holdings. The Trust's Chief Compliance Officer must report all arrangements to disclose the Portfolios' portfolio securities holdings information to the Trust's Board of Trustees on a quarterly basis, which will review such arrangements and terminate them if it determines such disclosure arrangements are not in the best interests of shareholders.

Before any non-public disclosure of information about a Portfolio's portfolio securities holdings, the Chief Compliance Officer will require the recipient of such non-public portfolio securities holdings information to agree or provide proof of an existing duty to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in a Portfolio or any other security. The Trust may request certifications from senior officers of authorized recipients that the recipient is using the portfolio securities holdings information only in a manner consistent with the Trust's policies and procedures and any applicable confidentiality agreement.

Under no circumstances may the Trust or an investment adviser or their affiliates receive any consideration or compensation for disclosing the portfolio securities holdings information.

Each of the following third parties have been approved to receive the portfolio securities holdings information: (i) the Trust's administrator and accounting agent; (ii) the Trust's independent public accounting firm, for use in providing audit opinions; (iii) financial printers, solely for the purpose of preparing Trust reports or regulatory filings; (iv) the Trust's custodian in connection with its custody of the Trust's assets; (v) if applicable, a proxy voting service; and (vi) the following data aggregators and ranking and ratings services: Lipper Analytical Services, Inc., Morningstar Inc., and Standard & Poors(R). Information may be provided to these parties at any time so long as each of these parties is contractually and ethically prohibited from sharing the Trust's portfolio securities holdings information without specific authorization. The Trust's investment advisers and service providers will establish procedures to ensure that the Trust's portfolio securities holdings information is only disclosed in accordance with these policies.

The identity of persons with which the Portfolios have ongoing arrangements to provide portfolio securities holdings information is set forth below. In order to solicit prices on various fixed income securities certain of the Portfolios share this information with the broker dealers listed below on a periodic basis as needed with as little as a one day lag:

                Piper Jaffray & Company          Stern, Agee & Leach
                Stone & Youngberg                Wachovia Securities
                Coop Capital Markets             Morgan Stanley
                Commerce Capital Markets, Inc.   Lehman Brothers

                             INVESTMENT LIMITATIONS

Except as otherwise provided, the Portfolios have adopted the investment limitations set forth below. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market value of a Portfolio's assets or redemptions of shares will not be considered a violation of a limitation. The following non-fundamental policies apply to each Portfolio unless otherwise indicated, and the Board of Trustees may change them without shareholder approval unless shareholder approval is required by the 1940 Act or the rules and regulations thereunder. Each Portfolio will not:

1. Make any investment inconsistent with a Portfolio's classification as a diversified company under the 1940 Act. (This policy does not apply to the Global Equity ETF Portfolio.);

2. Invest 25% or more of its total assets, at market value, in the securities of issuers in any particular industry, provided that this limitation shall exclude securities issued or guaranteed by the US Government or any of its agencies or instrumentalities (which may include mortgage-related securities) or securities issued by other investment companies;

3. Issue senior securities or borrow money, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC;

4. Make loans, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC;

5. Underwrite the securities of other issuers, except insofar as a Portfolio may be deemed an underwriter under the 1933 Act in disposing of a portfolio security or in connection with investments in other investment companies;

6. Purchase or hold any real estate, except a Portfolio may invest in securities secured by real estate or interests therein or issued by persons (including real estate investment trusts) which deal in real estate or interests therein;

7. Purchase or sell commodities or commodities contracts, except to the extent permissible under applicable law and interpretations, as they may be amended from time to time;

8. Purchase securities on margin except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC;

9. engage in short sales of securities or maintain a short position, except that each Portfolio may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

10. purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that a Portfolio may make initial and variation margin deposits in connection with permitted transactions in options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

11. purchase securities if its outstanding borrowings exceed 5% of the value of its total assets.

With respect to these investment limitations, if the 1940 Act requires shareholder approval of a change to the foregoing policies, such change will require the approval of a "majority" vote of a Portfolio's shareholders. Such majority is defined in the 1940 Act as the lesser of: (i) 67% or more of the voting securities of such Portfolio present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of such Portfolio.



                              TRUSTEES AND OFFICERS

The following tables present certain information regarding the Board of Trustees and officers of the Trust. Each person listed under "Interested Trustees" below is an "interested person" of the Portfolios' investment adviser, or the Trust, within the meaning of the 1940 Act. Each person who is not an "interested person" of the Portfolios' investment adviser or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below. The address of each Trustee as it relates to the Trust's business is 1100 North Market Street, Wilmington, DE 19890.

                                                                                      NUMBER OF
                                                                                    PORTFOLIOS IN
                                                                    PRINCIPAL           FUND           OTHER
                             POSITION(S)      TERM OF OFFICE      OCCUPATION(S)        COMPLEX     DIRECTORSHIPS
     NAME AND                 HELD WITH        AND LENGTH OF       DURING PAST       OVERSEEN BY      HELD BY
  DATE OF BIRTH                 TRUST           TIME SERVED         FIVE YEARS         TRUSTEE        TRUSTEE
-------------------------------------------------------------------------------------------------------------------
                                                 INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------------
ROBERT J. CHRISTIAN(1)        Trustee,       Shall serve until    Executive Vice          31       Wilmington
Date of Birth: 2/49           President,     death, resignation   President and                    Low
                              and Chief      or removal.          Chief Investment                 Volatility
                              Executive      Trustee, and         Officer of                       Fund of Funds
                              Officer        President since      Wilmington                       (closed-end
                                             October 1998.        Trust Company                    registered
                                                                  from February                    investment
                                                                  1996; President                  company).
                                                                  of Rodney
                                                                  Square
                                                                  Management
                                                                  Corporation
                                                                  ("RSMC") from
                                                                  1996 to 2005;
                                                                  Vice President
                                                                  of
                                                                  RSMC since
                                                                  2005.

NEIL WOLFSON(1)               Trustee        Shall serve at the                           30       None
Date of Birth: __                            pleasure of the
                                             Board and until
                                             successor is
                                             elected and
                                             qualified. Trustee
                                             since September
                                             2005.

      (1) Messrs. Christian and Wolfson are "Interested Trustees" by reason of their positions as President and Chief Investment Officer, respectively, of Rodney Square Management Corporation, an investment adviser to the Trust.

                                                                                      NUMBER OF
                                                                                    PORTFOLIOS IN
                                                                    PRINCIPAL           FUND           OTHER
                             POSITION(S)      TERM OF OFFICE      OCCUPATION(S)        COMPLEX     DIRECTORSHIPS
     NAME AND                 HELD WITH        AND LENGTH OF       DURING PAST       OVERSEEN BY      HELD BY
  DATE OF BIRTH                 TRUST           TIME SERVED         FIVE YEARS         TRUSTEE        TRUSTEE
-------------------------------------------------------------------------------------------------------------------
                                                 INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------
ROBERT ARNOLD                  Trustee       Shall serve until    Founder and co-         30       First Potomac
Date of Birth: 3/44                          death, resignation   manages, R. H.                   Realty Trust
                                             or removal. Trustee  Arnold & Co.,                    (real estate
                                             since May 1997.      Inc. (investment                 investment
                                                                  banking company)                 trust)
                                                                  since 1989.

DR. ERIC BRUCKER               Trustee       Shall serve until    Professor of            31       Wilmington
Date of Birth: 12/41                         death, resignation   Economics, Widener               Low Volatility
                                             or removal. Trustee  University since                 Fund of Funds
                                             since October 1999.  July 2004;                       (closed-end
                                                                  formerly, Dean,                  registered
                                                                  School of Business               investment
                                                                  Administration of                company).
                                                                  Widener University from
                                                                  2001 to 2004;
                                                                  Dean, College of
                                                                  Business, Public
                                                                  Policy and Health
                                                                  at the University
                                                                  of Maine from
                                                                  September 1998
                                                                  to June 2001.

NICHOLAS GIORDANO            Trustee and     Shall serve until    Consultant,             31       Kalmar Pooled
Date of Birth: 3/43          Chairman of     death, resignation   financial                        Investment
                              the Board      or removal.          services                         Trust;
                                             Trustee since        organizations                    Independence
                                             October 1998;        from 1997 to                     Blue Cross;
                                             Chairman since       present; Interim                 IntriCon
                                             September 2005.      President, LaSalle               Corporation
                                                                  University from                  (industrial
                                                                  1998 to 1999.                    furnaces and
                                                                                                   ovens); and
                                                                                                   Wilmington Low
                                                                                                   Volatility Fund
                                                                                                   of Funds
                                                                                                   (closed-end
                                                                                                   registered
                                                                                                   investment
                                                                                                   company).

                                                                                      NUMBER OF
                                                                                    PORTFOLIOS IN
                                                                    PRINCIPAL           FUND           OTHER
                             POSITION(S)      TERM OF OFFICE      OCCUPATION(S)        COMPLEX     DIRECTORSHIPS
     NAME AND                 HELD WITH        AND LENGTH OF       DURING PAST       OVERSEEN BY      HELD BY
  DATE OF BIRTH                 TRUST           TIME SERVED         FIVE YEARS         TRUSTEE        TRUSTEE
----------------------------------------------------------------------------------------------------------------
LOUIS KLEIN, JR.               Trustee       Shall serve until    Self-employed           34       CRM Mutual
Date of Birth: 5/35                          death, resignation   financial                        Fund Trust
                                             or removal.          consultant since                 (since June
                                             Trustee since        1991.                            2005); WHX
                                             October 1999.                                         Corporation
                                                                                                   (industrial
                                                                                                   manufacturer).

CLEMENT C. MOORE,              Trustee       Shall serve until    Managing                34       CRM Mutual
II                                           death, resignation   Partner,                         Fund Trust
Date of Birth: 9/44                          or removal. Trustee  Mariemont                        (since June
                                             since October 1999.  Holdings, LLC,                   2005).
                                                                  (real estate
                                                                  holding and
                                                                  development
                                                                  company) since
                                                                  1980.

JOHN J. QUINDLEN               Trustee       Shall serve until    Retired since           30       None
Date of Birth: 5/32                          death, resignation   1993.
                                             or removal. Trustee
                                             since October 1999.

MARK A. SARGENT                Trustee       Shall serve until    Dean and                31       Wilmington
Date of Birth: 4/51                          death, resignation   Professor of Law,                Low Volatility
                                             or removal. Trustee  Villanova                        Fund of Funds
                                             since November       University School                (closed-end
                                             2001.                of Law since July                registered
                                                                  1997.                            investment
                                                                                                   company).

As of the date of this SAI, none of the Independent Trustees nor any of their immediate family members (i.e. spouse or dependent children) serves as an officer or director or is an employee of the Trust, any of the Portfolios' investment advisers or Distributor, or of any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

                                                EXECUTIVE OFFICERS
-----------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF
                                                                                    PORTFOLIOS IN
                                                                     PRINCIPAL          FUND            OTHER
                             POSITION(S)    TERM OF OFFICE AND     OCCUPATION(S)       COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS AND           HELD WITH        LENGTH OF TIME        DURING PAST      OVERSEEN BY       HELD BY
   DATE OF BIRTH               TRUST              SERVED            FIVE YEARS         TRUSTEE         TRUSTEE
------------------------------------------------------------------------------------------------------------------
JOHN J. KELLEY              Chief           Shall serve at the
1100 North Market Street    Financial       pleasure of the
Wilmington, DE 19890        Officer, Vice   Board and until
Date of Birth:              President,      successor is elected

                                                EXECUTIVE OFFICERS
-----------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF
                                                                                    PORTFOLIOS IN
                                                                     PRINCIPAL          FUND            OTHER
                             POSITION(S)    TERM OF OFFICE AND     OCCUPATION(S)       COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS AND           HELD WITH        LENGTH OF TIME        DURING PAST      OVERSEEN BY       HELD BY
   DATE OF BIRTH               TRUST              SERVED            FIVE YEARS         TRUSTEE         TRUSTEE
-------------------------------------------------------------------------------------------------------------------
                            Treasurer and   and qualified.
                            Secretary       Officer since
                                            September 2005.

ERIC K. CHEUNG              Vice President  Shall serve at the    Vice President,        N/A            N/A
1100 North Market Street                    pleasure of the       Wilmington Trust
Wilmington, DE 19890                        Board and until       Company since
Date of Birth: 12/54                        successor is elected  1986; and Vice
                                            and qualified.        President and
                                            Officer since         Director, RSMC
                                            October 1998.         since 2001.

JOSEPH M. FAHEY, JR.        Vice            Shall serve at the    Vice President,        N/A            N/A
1100 North Market Street    President       pleasure of the       RSMC since
Wilmington, DE 19890                        Board and until       1992.
Date of Birth: 1/57                         successor is
                                            elected and
                                            qualified.
                                            Officer since
                                            November 1999.

WILLIAM P.  RICHARDS, JR.   Vice            Shall serve at the    Managing               N/A            N/A
100 Wilshire Boulevard      President       pleasure of the       Director,
Suite 1000                                  Board and until       Roxbury Capital
Santa Monica, CA 90401                      successor is          Management LLC
Date of Birth: 11/36                        elected and           (registered
                                            qualified. Officer    investment
                                            since November 2004.  adviser) since
                                                                  1998.

ANNA M. BENCROWSKY          Chief           Shall serve at the    Vice President         N/A            N/A
1100 North Market Street    Compliance      pleasure of the       and Chief
Wilmington, DE 19890        Officer and     Board and until       Compliance
Date of Birth: 5/51         Anti-Money      successor is          Officer, Rodney
                            Laundering      elected and           Square
                            Officer         qualified;            Management
                                            Officer since         Corporation
                                            September 2004.       since 2004; Vice
                                                                  President and
                                                                  Chief
                                                                  Compliance
                                                                  Officer, 1838
                                                                  Investment
                                                                  Advisors, LP
                                                                  from 1998 to
                                                                  2004; Vice
                                                                  President,
                                                                  Secretary,
                                                                  and
                                                                  Treasurer,
                                                                  1838
                                                                  Investment

                                                EXECUTIVE OFFICERS
-----------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF
                                                                                    PORTFOLIOS IN
                                                                     PRINCIPAL          FUND            OTHER
                             POSITION(S)    TERM OF OFFICE AND     OCCUPATION(S)       COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS AND           HELD WITH        LENGTH OF TIME        DURING PAST      OVERSEEN BY       HELD BY
    DATE OF BIRTH              TRUST              SERVED            FIVE YEARS         TRUSTEE         TRUSTEE
-------------------------------------------------------------------------------------------------------------------
                                                                  Advisors
                                                                  Funds from
                                                                  1995 to 2004;
                                                                  Vice President
                                                                  and Secretary,
                                                                  1838
                                                                  Bond-Debenture
                                                                  Trading Fund
                                                                  from 1982 to
                                                                  2004.

CHARLOTTA E. NILSSON        Assistant       Shall serve at the    Mutual Fund            N/A            N/A
1100 North Market Street    Secretary       pleasure of the       Regulatory
Wilmington, DE 19890                        Board and until       Administrator,
Date of Birth: 9/70                         successor is          Wilmington
                                            elected and           Trust Company
                                            qualified.            since 2003;
                                            Officer since 2003.   From 2001 to
                                                                  2003, Regulatory
                                                                  Administrator,
                                                                  PFPC Inc.

RESPONSIBILITIES OF THE BOARD AND ITS COMMITTEES. The basic responsibilities of the Trustees are to monitor the Portfolios' financial operations and performance, oversee the activities and legal compliance of the Portfolio's investment advisers and other major service providers, keep themselves informed, and exercise their business judgment in making decisions important to the Portfolios' proper functioning based on what the Trustees reasonably believe to be in the best interests of the shareholders. The Board is comprised of nine individuals, two of whom are considered Interested Trustees. The remaining Trustees are Independent Trustees. The Board meets multiple times during the year (but at least quarterly) to review the investment performance of the Portfolios and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board met [11] times during the fiscal year ended June 30, 2005. The Board has an Audit Committee, a Nominating and Governance Committee, and a Regulatory Oversight Committee. The responsibilities of each committee and its members are described below.

AUDIT COMMITTEE. The Audit Committee is comprised of Messrs. Giordano, Klein and Quindlen, each of whom is an Independent Trustee. Mr. Giordano serves as the chairman of the Audit Committee. Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select the Trust's independent registered public accountants; (2) review and approve the scope of the independent registered public accountants' audit activity; (3) review the financial statements which are the subject of the independent registered public accountants' certifications; and (4) review with such independent registered public accountants the adequacy of the Trust's basic accounting system and the effectiveness of the Trust's internal accounting controls. During the fiscal year ended June 30, 2005, there were four meetings of the Audit Committee.

NOMINATING AND GOVERNANCE COMMITTEE. The Nominating and Governance Committee is comprised of Messrs. Giordano, Quindlen and Sargent, each of whom is an Independent Trustee. Mr. Sargent serves as chairman of the Nominating and Governance Committee. The Nominating and Governance Committee is responsible for formulating a statement of corporate governance; assessing the size, structure and composition of the Board; determining trustee qualifications guidelines as well as compensation, insurance and indemnification of trustees; identifying trustee candidates; oversight of Board self-evaluations; and identifying, from time to time, qualified candidates to serve as the Chief Compliance Officer for the Trust. During the fiscal year ended June 30, 2005, there were three meetings of the Nominating and Governance Committee. The Nominating and Governance

Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Nominating and Governance Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 1100 North Market Street, 9th Floor, Wilmington, DE 19890. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer's business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Nominating and Governance Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board. Upon the written request of shareholders holding at least 10% of a Portfolio's shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as trustees as specified in such written request.

REGULATORY OVERSIGHT COMMITTEE. The Regulatory Oversight Committee is comprised of Messrs. Arnold, Brucker, Moore and Sargent, each of whom is an Independent Trustee. Mr. Moore serves as the chairman of the Regulatory Oversight Committee. The Regulatory Oversight Committee (i) monitors the Board's compliance with its major specific responsibilities under the 1940 Act; (ii) receives information regarding proposed and newly adopted federal and state laws and regulations as they apply to the Trust, and provides oversight of investment advisers, other major service providers, and the Trust's Chief Compliance Officer ("CCO") regarding compliance with such laws and regulations as needed; (iii) provides oversight of the Trust's 12b-1 fees and shareholder service fees and the payment of such fees to various investment advisers, broker-dealers and financial intermediaries; (iv) provides oversight of the portfolio trade execution, brokerage commissions, soft dollar usage, and revenue sharing arrangements of the Trust's investment advisers, and make recommendations to the Board regarding such practices; (v) provides oversight of the Trust's valuation and pricing policies, procedures and practices and designated management valuation committee; (vi) provides oversight of exemptive order(s), if any, granted to the Trust by the SEC or pursuant to which the Trust is subject; (vii) provides oversight of the Trust, investment advisers, sub-advisers and principal underwriter's 17j-1 codes of ethics, including violations thereof, and makes recommendations to the Board regarding approval of such codes and material changes thereto; and (viii) monitors, in cooperation with the Nominating and Governance Committee, the CCO's performance. During the fiscal year ended June 30, 2005, there were three meetings of the Regulatory Oversight Committee.

SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in all registered investment companies overseen by the Trustee within the Fund Complex, as of December 31, 2004.

                                     AGGREGATE DOLLAR RANGE
                                    OF EQUITY SECURITIES IN
                              ALL REGISTERED INVESTMENT COMPANIES
                            OVERSEEN BY TRUSTEE WITHIN THE FAMILY OF
NAME OF TRUSTEE/PORTFOLIO             INVESTMENT COMPANIES
-------------------------   ----------------------------------------
INTERESTED TRUSTEES

ROBERT J. CHRISTIAN                     Over $100,000

NEIL WOLFSON

INDEPENDENT TRUSTEES

ROBERT ARNOLD                           Over $100,000

ERIC BRUCKER                           $50,001-$100,000

NICHOLAS GIORDANO                      $50,001-$100,000

LOUIS KLEIN, JR.                        Over $100,000

                                        AGGREGATE DOLLAR RANGE
                                       OF EQUITY SECURITIES IN
                                 ALL REGISTERED INVESTMENT COMPANIES
                               OVERSEEN BY TRUSTEE WITHIN THE FAMILY OF
NAME OF TRUSTEE/PORTFOLIO               INVESTMENT COMPANIES
-------------------------      ----------------------------------------
CLEMENT C. MOORE, II                       Over $100,000

JOHN J. QUINDLEN                           Over $100,000

MARK A. SARGENT                           $10,001-$50,000

As of December 31, 2005, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in any of the investment advisers or the Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with the investment advisers or the Distributor.

COMPENSATION. In addition to the fees below, the Trust reimburses the Independent Trustees for their related business expenses. The following table shows the fees paid during the fiscal year ended June 30, 2005 to the Independent Trustees for their service to the Trust and the total compensation paid to the Trustees by the Fund Complex

                                                                                                                       TOTAL
                                                                                                                   COMPENSATION
                                   AGGREGATE            PENSION OR RETIREMENT              ESTIMATED                   FROM
                             COMPENSATION FROM THE   BENEFITS ACCRUED AS PART OF      ANNUAL BENEFITS UPON         FUND COMPLEX
INDEPENDENT TRUSTEE                  TRUST                THE TRUST EXPENSES               RETIREMENT            PAID TO TRUSTEES
-------------------          ---------------------   ---------------------------      --------------------       ----------------
Robert H. Arnold                   $ ______                      None                         None                   $_______
Dr. Eric Brucker                   $ ______                      None                         None                   $_______
Nicholas Giordano                  $ ______                      None                         None                   $_______
Louis Klein, Jr.                   $ ______                      None                         None                   $_______
Clement C. Moore, II               $ ______                      None                         None                   $_______
John J. Quindlen                   $ ______                      None                         None                   $_______
Mark A. Sargent                    $ ______                      None                         None                   $_______

                                 CODE OF ETHICS

In accordance with Rule 17j-1 of the 1940 Act, the Trust, each investment adviser and sub-advisers to the Portfolios and the distributor have adopted a code of ethics (each, a "Code" and together, the "Codes").

The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among an investment adviser, a sub-adviser, the distributor, or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by a Portfolio under certain circumstances.

Under the Code adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the individual Codes of Ethics adopted by RSMC and WTIM personal trading may also be subject to pre-clearance and other conditions set forth in their respective Codes. The Codes are on public file as exhibit to the Trusts' registration statement with the SEC.

On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all Codes of Ethics relative to the Trust, including information about any material violations of the Codes.

                                  PROXY VOTING

The Board of Trustees has adopted general proxy voting procedures and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by a Portfolio to each investment adviser thereof, subject to the Board's continuing oversight. For those Portfolios which employ a sub-adviser, the investment adviser may further delegate proxy voting responsibilities to a sub-adviser of the Portfolio. In exercising its voting obligations, an investment adviser or sub-adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the Portfolio, and for the purpose of providing benefits to such Portfolio. An investment adviser or sub-adviser will consider the factors that could affect the value of a Portfolio's investment in its determination on a vote.

The investment adviser has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. The investment adviser's proxy voting procedures address these considerations and establish a framework for the investment adviser's consideration of a vote that would be appropriate for a Portfolio. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing such common or routine matters.

Finally, the proxy voting procedures establish a protocol for voting of proxies in cases in which the investment adviser may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies. In such instances, the investment adviser will submit a separate report to the Trustees indicating the nature of the potential conflict of interest and how the determination of such vote was achieved. Attached hereto as Appendix C are the proxy voting policies and procedures for RSMC.

Each Portfolio's proxy voting record as of June 30th is available (i) without charge, upon request, by calling (800) 336-9970 and (ii) on the SEC's website at www.sec.gov.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of the date of this filing, the Portfolios have not yet commenced operations. Accordingly, as of _________, 2005 officers and Trustees of the Trust owned individually and together less than 1% of the Portfolio's outstanding shares. Persons or organizations beneficially owning 25% or more of the outstanding shares of a Portfolio will be presumed to "control" that Portfolio. As a result, such persons or organizations could have the ability to take action with respect to a Portfolio without the consent approval of other shareholders of that Portfolio.

                     INVESTMENT ADVISORY AND OTHER SERVICES

RODNEY SQUARE MANAGEMENT CORPORATION. RSMC serves as the investment adviser to each of the Portfolios. RSMC is located at 1100 North Market Street, Wilmington, Delaware 19890 and is a Delaware corporation organized on September 17, 1981. It is a wholly owned subsidiary of Wilmington Trust Corporation.

Several affiliates of RSMC are also engaged in the investment advisory business. Wilmington Trust FSB and Wilmington Trust Investment Management, LLC,, wholly owned subsidiaries of Wilmington Trust Corporation, is a registered investment adviser. In addition, Wilmington Brokerage Services Company, a subsidiary of Wilmington Trust, is a registered investment adviser and broker-dealer. Cramer Rosenthal McGlynn, LLC. ("CRM") and Roxbury Capital Management ("Roxbury") are each registered investment advisers. Wilmington Trust Corporation has controlling interest in both CRM and Roxbury.

Pursuant to an investment advisory agreement between the Trust and RSMC, dated ____, 2005, RSMC manages the assets of the Portfolios (the "Investment Advisory Agreement").

RSMC is entitled to receive an annual investment advisory fee, paid monthly as a percentage of each Portfolio's average daily net assets, as follows:

PORTFOLIO                  ADVISORY FEE AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS ("ASSETS")
----------------           ------------------------------------------------------------------------------------
Mid Cap Core               0.70% [of the first $1 billion in Assets; __% of the next $1 billion in
                           Assets; and 0.__% of Assets over $2 billion]

Small Cap Growth           0.75% [of the first $1 billion in Assets; __% of the next $1 billion in Assets; and
                           0.__% of Assets over $2 billion]

Small Cap Value            0.75% [of the first $1 billion in Assets; __% of the next $1 billion in Assets; and
                           0.__% of Assets over $2 billion]

Global Equity ETF          0.50 % [of the first $1 billion in Assets; __% of the next $1 billion in Assets; and
                           0.__% of Assets over $2 billion]

[RSMC has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses, excluding Rule 12b-1 and shareholder service fees, exceeding the following amounts with respect to the following Portfolios:

PORTFOLIO                           EXPENSE CAP
-----------------                   -----------
Mid Cap Core
Small Cap Growth
Small Cap Value
Global Equity ETF]

These waivers will remain in place until __________. The Board may, at its discretion, terminate the expense limitation arrangement with respect to any Portfolio prior to such termination date.

ADVISORY SERVICES. Under the terms of the Investment Advisory Agreement, RSMC agrees to: (a) direct the investments of Portfolios, subject to and in accordance with each Portfolio's investment objective, policies and limitations set forth in the prospectus and this SAI; (b) purchase and sell for each Portfolio, securities and other investments consistent with a Portfolio's objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of each Portfolio; (d) pay the salaries of all personnel of the investment adviser performing services relating to research, statistical and investment activities on behalf of a Portfolio; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of each Portfolio and its investment activities. Additionally, RSMC agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Portfolio. The Trust and/or RSMC may at any time upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which RSMC delegates any or all of its duties as listed.

The Investment Advisory Agreement provides that RSMC shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Portfolio in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.

The salaries of any officers and the Interested Trustees who are affiliated with RSMC and the salaries of all personnel of RSMC performing services for each Portfolio and each Portfolio relating to research, statistical and investment activities are paid by RSMC.

Each Portfolio and each class of shares of a Portfolio pays its respective pro rata portion of the advisory fee payable by a Portfolio in which a Portfolio invests.

SUB-ADVISORY SERVICES. Wilmington Trust Investment Management, LLC ("WTIM"), located at 3455 Peachtree Road, Suite 2000, Atlanta, Georgia 30326, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC's fee. The fee shall be payable monthly as soon as practicable after the last day of each month.

                     ADMINISTRATION AND ACCOUNTING SERVICES

Pursuant to Administration and Accounting Services Agreements dated October 1, 2004, PFPC Inc. ("PFPC") performs certain administrative and accounting services for the Portfolios such as preparing shareholder reports, providing statistical and research data, assisting the investment adviser in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Portfolios. In addition, PFPC prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Portfolios. The accounting services performed by PFPC include determining the NAV per share of each Portfolio and maintaining records relating to the securities transactions of the Portfolios.

                          ADDITIONAL SERVICE PROVIDERS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. ________________ serves as the independent registered public accounting firm to the Trust, providing services which include (1) auditing the annual financial statements for the Portfolios,
(2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax returns filed on behalf of each Portfolio. ________________ is located at Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, PA 19103.

LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Trust.

CUSTODIANS. Wilmington Trust Company ("Custodian"), 1100 North Market Street, Wilmington, DE 19890, serves as the Custodian of the Portfolios. The Custodian's services include, in addition to the custody of all cash and securities owned by the Trust and Trust, the maintenance of custody accounts in the Custodian's trust department, the segregation of all certificated securities owned by the Trust and Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust and Trust, releasing and delivering securities from the custody accounts of the Trust, maintaining records with respect to such custody accounts, delivering to the Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed. Wilmington Trust Company receives a fee for its services based on the average daily net assets of the Trust and has appointed PFPC Trust Company as Sub-Custodian of the Trust. Citibank, N.A. serves as the Trust's foreign custody manager.

TRANSFER AGENT. PFPC, 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the Transfer Agent and Dividend Paying Agent.

                   DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN

Professional Funds Distributor, LLC (the "Distributor") is currently located at 760 Moore Road, King of Prussia, PA 19406. The Distributor serves as a principal underwriter of the Portfolios' shares pursuant to a Distribution Agreement with the Trust. Pursuant to the terms of the Distribution Agreement, the Distributor is granted the right to sell the shares of the Portfolios as agent for the Trust. Shares of the Portfolios are offered continuously.

Under the terms of the Distribution Agreement, the Distributor agrees to use efforts deemed appropriate by the Distributor to solicit orders for the sale of shares of the Portfolios and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Distributor receives fees under the Portfolios' Plans of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), the Distributor will furnish or enter into arrangement with others for the furnishing of marketing or sales services with respect to the Investor Shares as may be required pursuant to such plan. Moreover, to the extent that the Distributor receives shareholders service fees under any shareholder services plan adopted by the Portfolios, the Distributor will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Portfolios as may be required pursuant to such plan. The Distributor receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Portfolios' Institutional Shares.

The Distribution Agreement, effective as of January 1, 2004, will continue in effect for a period of two years. Thereafter, the agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Portfolios or their shareholders for losses arising in connection with the sale of Portfolio shares.

The Distribution Agreement terminates automatically in the event of an assignment. The Agreement is also terminable without payment of any penalty with respect to any Portfolio (i) (by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of any Rule 12b-1 Plan of a Portfolio or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the applicable Portfolio) on 60 days' written notice to the Distributor; or (ii) by the Distributor on 60 days' written notice to a Portfolio. The Distributor will be compensated for distribution services according to the Investor Shares 12b-1 Plan regardless of the Distributor's expenses.

The Investor Shares 12b-1 Plan provides that the Distributor will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Distributor may pay certain financial institutions ("Service Organizations") such as banks or broker-dealers who have entered into servicing agreements with the Distributor and other financial institutions for distribution and shareholder servicing activities.

The Investor Shares 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed 0.25% on an annualized basis of the Investor Shares of each Portfolio's average net assets to compensate the Distributor for making payments to certain Service Organizations who have sold Investor Shares of the Portfolios and for other distribution expenses.

Under the Investor Shares 12b-1 Plan, if any payments made by the investment adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by each Portfolio of the distribution of its Investor Shares, such payments are authorized. Each Portfolio may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.

                               PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED. The following table provides additional information about other accounts managed by portfolio managers and management team members jointly and primarily responsible for the day-to-day management of the Portfolios for the fiscal year ended June 30, 2005.

                             Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
                             ------------------------------------------------------------------------
Portfolio Manager(s)
jointly and primarily
responsible for the day to                                   Other Pooled
day management of the          Registered Investment          Investment
Portfolios' assets                  Companies                  Vehicles            Other Accounts
--------------------------   ------------------------     -------------------    -------------------
                                             Total                     Total                 Total
                             Number of      Assets        Number of    Assets    Number of   Assets
                             Accounts        ($mm)         Accounts     ($mm)     Accounts    ($mm)
                             ---------      --------      ---------    ------    ---------   -------
Rodney Square Management
Corporation                      6           $   120          1        $  55       198        $ 102
Rex P. Macey                     6           $   120          1        $  55       198        $ 102
Adrian Cronje                    6           $   120          1        $  55       198        $ 102
Andrew H. Hopkins                6           $   120          1        $  55       198        $ 102
Vincent F. Rights                6           $   120          1        $  55       198        $ 102
Wilmington Trust
Investment Management*           5           $ 819.5         16        $ 2.7         0        $   0
Robert E. Reiser

                             For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
                             -----------------------------------------------------------------------
Portfolio Manager(s)
jointly and primarily
responsible for the day to       Registered
day management of the            Investment              Other Pooled
Portfolios' assets               Companies            Investment Vehicles        Other Accounts
--------------------------   -------------------      -------------------      -------------------
                                          Total                  Total                     Total
                             Number of    Assets      Number of  Assets        Number of   Assets
                             Accounts     ($mm)       Accounts   ($mm)         Accounts    ($mm)
                             ---------    ------      ---------  ------        ---------   -------
Rodney Square Management
Corporation                      0         $ 0          0         $ 0            0           $ 0
Rex P. Macey                     0         $ 0          0         $ 0            0           $ 0
Adrian Cronje                    0         $ 0          0         $ 0            0           $ 0
Andrew H. Hopkins                0         $ 0          0         $ 0            0           $ 0
Vincent F. Rights                0         $ 0          0         $ 0            0           $ 0
Wilmington Trust
Investment Management*           0         $ 0          0         $ 0            0           $ 0
Robert E. Reiser

* The sub-adviser utilizes a team-based approach to portfolio management and each of the portfolio managers listed below are jointly and primarily responsible for the management of a portion of the accounts listed in each category.


                             Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
                             ------------------------------------------------------------------------
Portfolio Manager(s)
jointly and primarily
responsible for the day to                                  Other Pooled
day management of the         Registered Investment          Investment
Portfolios' assets                  Companies                 Vehicles              Other Accounts
--------------------------   ------------------------     -------------------    -------------------
                                                                       Total                 Total
                             Number of   Total Assets     Number of    Assets    Number of   Assets
                             Accounts       ($mm)         Accounts     ($mm)     Accounts    ($mm)
                             ---------   ------------     ---------    ------    ---------   -------
Dorsey D. Farr
Samuel Fraundorf

                             For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
                             -----------------------------------------------------------------------
Portfolio Manager(s)
jointly and primarily
responsible for the day to       Registered
day management of the            Investment              Other Pooled
Portfolios' assets               Companies            Investment Vehicles        Other Accounts
--------------------------   -------------------      -------------------      -------------------
                                          Total                  Total                     Total
                             Number of    Assets      Number of  Assets        Number of   Assets
                             Accounts     ($mm)       Accounts   ($mm)         Accounts    ($mm)
                             ---------    ------      ---------  ------        ---------   -------
Dorsey D. Farr
Samuel Fraundorf

MATERIAL CONFLICTS OF INTEREST. Material conflicts of interest that may arise in connection with a portfolio manager's management of a Portfolio's investments and investments of other accounts managed include material conflicts between the investment strategy of a Portfolio and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between a Portfolio and other accounts managed by the portfolio manager.

PORTFOLIO MANAGER(S)                                            CONFLICTS OF INTEREST
---------------------------     ----------------------------------------------------------------------------------
Rodney Square Management
Corporation

- Rex P. Macey                  RSMC does not see any conflicts of interest between managing the Portfolios and
- Adrian Cronje                 the investments of other accounts. RSMC maintains strict internal compliance
- Andrew H. Hopkins             policies and procedures in place to prevent conflicts. For example, RSMC does
- Vincent F. Rights             not have any soft dollar arrangements with broker/dealers in all fixed income transactions. RSMC executes block trades for all accounts that share similar investment objectives. To the extent that RSMC is unable to fulfill 100% of an  order, each account would receive their pro-rata portion of the order executed.

Wilmington Trust Investment
Management*                     Portfolio managers may experience certain conflicts of interest in managing the
                                Portfolio's investments, on the one hand, and the investments of other accounts,
- Robert E. Reiser              including other funds, on the other. For example, if a portfolio manager
- Dorsey D. Farr                identifies a limited investment opportunity, such as an initial public offering
- Samuel Fraundorf              that may be suitable for more than one Portfolio or other account, a Portfolio may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible funds and accounts. WTIM has policies and procedures to address potential conflicts of interest relating to the allocation of investment opportunities. WTIM's policies and procedures relating to the allocation of investment opportunities address these potential conflicts by limiting portfolio manager discretion and are intended to result in fair and equitable allocations among all products managed by that portfolio manager that might be eligible for a particular investment. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

PORTFOLIO MANAGER(S)                                           CONFLICTS OF INTEREST
--------------------            ----------------------------------------------------------------------------------
                                The management of multiple Portfolios and other accounts may give rise to potential conflicts of interest, particularly if the Portfolios and accounts have different objectives, benchmarks and time horizons, as the portfolio manager must allocate his or her time and investment ideas across multiple accounts. For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account. In addition, the management of other accounts may require the portfolio manager to devote less than all of his or her time to a Portfolio, which may constitute a conflict with the interest of the Portfolio. WTIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers substantial resources to assist and support.
                                Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

                                WTIM does not receive a performance fee for its management of the Portfolios.
                                WTIM and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investment to favor accounts other than the Portfolios -- for instance, those that pay a higher advisory fee. The policies of WTIM, however, require that portfolio managers treat all accounts they manage equitable and fairly.

                                WTIM has a policy allowing it to aggregate sale and purchase orders of securities for all accounts with similar orders if, in WTIM's reasonable judgment, such aggregation is reasonably likely to result generally in lower per-share brokerage costs. In such event, each client may be charged or credited, as the case may be, the average transaction price of all securities purchased or sold in such transaction. As a result, however, the price may be less favorable to a client than it would be if similar transaction were not being executed concurrently for other accounts. In addition, in many instances, the purchase or sale of securities for accounts will be effected simultaneously with the purchase or sale of like securities for other accounts. Such transactions may be made at slightly different prices, due to the volume of securities purchased or sold. The Trust has also adopted policies and procedures in accordance with Rule 17a-7, Rule 17e-1 and Rule 10f-3 under the 1940 Act, in order to ensure compliance with the rules and fair and equitable treatment of the Portfolios and clients involved in such transactions.

                                Portfolio managers may also experience certain conflicts between their own personal interests and the interests of the accounts they manage, including the
                                Portfolios. One potential conflict may arise if a portfolio manager were to have a larger personal investment in one portfolio than he or she does in another, giving the portfolio manager an incentive to allocate a particular investment opportunity to the account in which he or she holds a larger stake. WTIM's Code of Ethics addresses potential conflicts of interest that may arise in connection with a portfolio manager's investment activities by requiring prior written approval from the Code of Ethics Compliance Officer for portfolio managers participating in investment clubs or providing investment advice to any account or portfolio in which the portfolio manager does not have a beneficial interest and that is not a client of WTIM and its affiliates.

COMPENSATION. Following is a description of the structure of, and method used to determine the compensation received by the portfolio managers or management team members from the Portfolios, the Adviser or any other source wit respect to managing the Portfolios and any other accounts for the fiscal year ended June 30, 2005.

PORTFOLIO MANAGER(S)                                           COMPENSATION DESCRIPTION
--------------------------      -----------------------------------------------------------------------------------------
Rodney Square Management        RSMC's investment professionals received an annual base salary and performance bonus,
 Corporation                    including cash and stock options, based upon their overall performance relative to their job responsibilities. In addition, they are entitled to the regular fringe benefits

PORTFOLIO MANAGER(S)                                           COMPENSATION DESCRIPTION
---------------------------     -----------------------------------------------------------------------------------------
                                provided to all employees. RSMC completed an annual survey of compensation
- Rex P. Macey                  levels relative to industry standards to ensure that its staff is adequately
- Adrian Cronje                 compensated. Each portfolio manager has a portfolio performance incentive as a
- Andrew H. Hopkins             part of their overall compensation. Portfolio Managers can earn up to 25% of
- Vincent F. Rights             their annual base salary if the portfolio outperforms their respective benchmarks and peer groups in trailing 1,2,3,4 and 5 year periods.

Wilmington Trust Investment     Each portfolio manager is paid a salary based on their job position and an
Management                      annual bonus that includes four measures: Performance, Teamwork, and Support of the Business, Writing and Communications, and Skill and Professional
- Robert E. Reiser              Development. Performance accounts for 40% of a performance is measured for each
- Dorsey D. Farr                of the Portfolios, the Balentine Partnerships and the Wilmington Strategies for
- Samuel Fraundorf              1, 2, and 3 index and peer group returns. The bonus is a percent of the salary and varies with the employee's job responsibilities. For maximum bonus is 75%.
                                For Mr. Reiser, the maximum bonus is 100%. For Messrs. Reiser, Farr and
                                Fraundorf, 25% of their bonus investment strategies of Wilmington to include the equity and fixed income portfolios. All portfolio managers also participate in the Wilmington retirement plans.

OWNERSHIP OF SECURITIES. As the Portfolios' have not yet commenced operations as of the date of this SAI, no portfolio manager beneficially owned equity securities in the Portfolios.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. The investment adviser and/or sub-advisers place portfolio transactions on behalf of each Portfolio, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Portfolio transactions placed by the investment adviser or sub-adviser may be effected through the trading desk of the investment adviser, its broker-affiliate or sub-adviser. Debt securities purchased and sold by the Portfolios are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with a Portfolio) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

When buying or selling securities, the Portfolios may pay commissions to brokers who are affiliated with the investment adviser, a sub-adviser or the Portfolios.

BROKERAGE SELECTION. The primary objective of the investment adviser and sub-advisers in placing orders on behalf of the Portfolios for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting and monitoring a broker or dealer, the investment adviser or sub-adviser considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Portfolios or to the investment adviser or sub-advisers. The allocation of portfolio transactions may take into account the receipt of research reports and services of brokerage firms. The investment adviser or sub-adviser may place trades with certain brokers with which it is under common control, including Balentine & Company LLC or Wilmington Brokerage Services Co., each an indirect, wholly-owned subsidiary of Wilmington Trust Corporation and an affiliate of RSMC, provided that the investment adviser or sub-adviser determines that the affiliate's services and costs are comparable to those of non-affiliated, qualified brokerage firms.

In selecting and monitoring broker-dealers and negotiating commissions, the investment adviser or sub-adviser considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. A broker-dealer may be willing to furnish certain research services to the investment adviser or sub-adviser for no consideration except for standard brokerage commissions or dealer spreads. The investment adviser or sub-adviser may use such broker-dealers to effect securities transactions. In selecting a particular broker or dealer to effect transactions for the Portfolios, preference may be given to brokers who provide research or statistical material or other services to the Portfolios, to the adviser or to a sub-adviser, subject to investment adviser's and sub-advisers' duty to seek best execution.

Section 28(e) of the Securities Exchange Act of 1934 provides that the investment adviser and sub-advisers, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under
Section 28(e), the investment adviser and sub-advisers are required to make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or the investment adviser's overall responsibilities with respect to accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully or appropriately assist the investment adviser or sub-adviser, as the case may be, in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Portfolio may pay a higher broker commission than those available from another broker.

Research services received from broker-dealers supplement the investment adviser or sub-adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indices and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.

Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of equipment used to communicate research information and the providing of specialized consultations with the investment adviser or sub-adviser's personnel with respect to computerized systems and data furnished to the investment adviser or sub-adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information. The outside research assistance is useful to the investment adviser and sub-advisers since the broker-dealers used by the investment adviser and sub-advisers tend to follow a broad universe of securities and the research provided by such broker-dealers may provide the investment adviser and sub-advisers with a diverse perspective on financial markets. Research services provided to the investment adviser or sub-adviser by broker-dealers are available for the benefit of all accounts managed or advised by the investment adviser or sub-adviser or by their respective affiliates. The investment adviser and sub-advisers cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services. However, the investment adviser or sub-advisers will not direct fund transactions to dealers solely on the basis of research services provided.

ALLOCATION OF PORTFOLIO TRANSACTIONS. Some of the investment adviser's or sub-advisers' other clients have investment objectives and programs similar to that of the Portfolios. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Portfolios. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of the investment adviser and sub-advisers not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between a Portfolio and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Portfolio and the other clients as to amount according to a formula determined prior to the execution of such transactions.

                       CAPITAL STOCK AND OTHER SECURITIES

Each of the Portfolios offers Institutional and Investor Shares classes. The shares of each Portfolio, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

The separate classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that
(i) Investor Shares pay Rule 12b-1 distribution expenses (and have exclusive voting rights with respect to the Rule 12b-1 Plan pursuant to which the distribution fee may be paid). The net income attributable to Investor and the dividends payable on such shares will be reduced by the amount of any Rule 12b-1 distribution fees; accordingly, the NAV of the Investor Shares will be reduced by such amount to the extent the Portfolio has undistributed net income.

Shares of a Portfolio entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Portfolio and class takes separate votes on matters affecting only that Portfolio or class thereof. For example, a change in the fundamental investment policies for a Portfolio would be voted upon only by shareholders of that Portfolio.

The Portfolios do not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Portfolio's outstanding shares.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the "Purchase of Shares" section of the prospectus. Additional methods to purchase shares are as follows:

Individual Retirement Accounts: You may purchase shares of the Portfolios for a tax-deferred retirement plan such as an individual retirement account ("IRA"). To order an application for an IRA and a brochure describing a Portfolio IRA, call the transfer agent at (800) 336-9970. PFPC Trust Company, as custodian for each IRA account receives an annual fee of $10 per account, paid directly to PFPC Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Portfolio shares owned by the IRA will be redeemed automatically as payment.

Automatic Investment Plan: You may purchase Portfolio shares through an Automatic Investment Plan ("AIP"). Under the AIP, the transfer agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the minimum initial investment). You may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually. The purchase of Portfolio shares will be effected at their offering price at the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time), on or about the 20th day of the month. For an application for the Automatic Investment Plan, check the appropriate box of the application or call the transfer agent at (800) 336-9970. This service is generally not available for Wilmington Trust's trust account clients, since similar services are provided through Wilmington Trust. This service also may not be available for Service Organization clients who are provided similar services through those organizations.

Payroll Investment Plan: The Payroll Investment Plan ("PIP") permits you to make regularly scheduled purchases of Portfolio shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer's payroll department. Then, a portion of your paychecks will automatically be transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not the Trust, the Distributor, the investment adviser or the transfer agent, to arrange for transactions under the PIP. The Trust reserves the right to vary its minimum purchase requirements for employees participating in a PIP.

REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the "Redemption of Shares" section of the prospectus. Additional methods to redeem shares are as follows:

By Wire: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder's signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds Portfolio shares.

Systematic Withdrawal Plan: If you own shares of a Portfolio with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan ("SWP"). Under the SWP, you may automatically redeem a portion of your account monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Portfolio shares will be effected at the NAV determined on or about the 25th day of the month. This service is generally not available for Wilmington Trust's trust accounts or certain Service Organizations, because a similar service is provided through those organizations.

Additional Information Regarding Redemptions: To ensure proper authorization before redeeming shares of the Portfolios, the transfer agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

Clients of Wilmington Trust who have purchased shares through their trust accounts at Wilmington Trust and clients of Service Organizations who have purchased shares through their accounts with those Service Organizations should contact Wilmington Trust or the Service Organization prior to submitting a redemption request to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, RSMC requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. THESE PROCEDURES ARE FOR THE PROTECTION OF SHAREHOLDERS AND SHOULD BE FOLLOWED TO ENSURE PROMPT PAYMENT. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Trust will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than the shareholder's cost, depending on the NAV at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder's right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of a Portfolio's securities or to determine the value of a Portfolio's net assets, or
(d) ordered by a governmental body having jurisdiction over a Portfolio for the protection of the Portfolio's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the affected Portfolio may withdraw their requests for redemption or may receive payment based on the NAV of the Portfolio next determined after the suspension is lifted.

Each Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption "in-kind") chosen by the Portfolio and valued in the same way as they would be valued for purposes of computing the NAV of the applicable Portfolio. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. Each Portfolio has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the applicable Portfolio for any one shareholder during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.

PRICING OF SHARES. For each Portfolio the NAV per share is determined by dividing the value of the Portfolio's net assets by the total number of Portfolio shares outstanding. This determination is made by PFPC, as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) each day the Portfolios are open for business. The Portfolios are only open on days when the Exchange and the transfer agent are open for business.

In valuing the Portfolios' assets, a security listed on an exchange (and not subject to restrictions against sale by a Portfolio on an Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by a Portfolio on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers' National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days and on which a Portfolio's NAV is not calculated and investors will be unable to buy or sell shares of the Portfolio. Calculation of the Portfolio's NAV does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when a Portfolio's NAV is calculated, such securities may be valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

                                    DIVIDENDS

Dividends, if any, from the Portfolios' net investment income and distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by each Portfolio, after deducting any available capital loss carryovers are declared and paid to its shareholders quarterly.

A dividend or distribution paid by a Portfolio has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

                           TAXATION OF THE PORTFOLIOS

GENERAL. Each Portfolio is treated as a separate corporation for federal income tax purposes. Each Portfolio intends to qualify to be classified under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") as a "regulated investment company" ("RIC"). To qualify or continue to qualify for treatment as a RIC under the Code, Each Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income (generally dividends (without regard to the dividends received distribution), interest, net short-term capital gain and net gains from certain foreign currency transactions) and at least 90% of its net income from tax-exempt obligations (the "Distribution Requirement") as well as meet several additional requirements. These requirements include, among others, the following: (1) each Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to its business of investing in such stock securities or those currencies; (2) at the close of each quarter of each Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash, cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of each Portfolio's total assets and that does not represent more than 10% of such issuer's outstanding voting securities; and (3) at the close of each quarter of each Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of any two or more issuers that each Portfolio controls and which are determined to be in the same trade or business or similar or related trades or businesses.

To the extent each Portfolio qualifies for treatment as a RIC, each Portfolio will not be subject to federal income tax on ordinary income and net capital gains paid to shareholders in the form of dividends or capital gain distributions. Each Portfolio has elected to be treated as a RIC under the Code and intends to qualify as such for each future year.

If a Portfolio failed to qualify for treatment as a RIC in any taxable year, it would be subject to federal income tax on its taxable income at corporate income tax rates without reduction for distributions paid to shareholders and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term

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

capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, a Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

Each Portfolio will be subject to a nondeductible 4% excise tax (the "Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all (at least 98%) of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Portfolio's gains or losses on sales of securities will be long-term capital gains or losses if the securities have been held by a Portfolio for more than twelve months and short-term capital gains or losses if not so held. A Portfolio will be taxed on the amount of its undistributed net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gain dividends only. A Portfolio is permitted to elect to include all or a portion of such undistributed net capital gain in the income of its shareholders on the last day of its taxable year. In such case the shareholder is given credit for the tax that the RIC paid and is entitled to increase its basis by the difference between the amount of includable gain and tax deemed paid. Currently, an individual's maximum tax rate on long-term capital gains is 15%. A capital gain dividend is treated by the shareholders as a long-term capital gain regardless of how long the investor has owned shares in a Portfolio and is not eligible for the dividend received deduction for corporate shareholders. If a Portfolio invests in any instruments that generate taxable income, under the circumstances described in the prospectus, distributions of the investment company income will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, whether paid in cash or reinvested in additional shares. If such distribution to its shareholders is in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder's tax basis and thereafter as capital gain. If a Portfolio realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders and treated as a capital gain. If a Portfolio invests in equity investments and the Portfolio makes distributions, the portion designated as qualified dividend income will be taxed at the same rate as long-term capital gains through 2008.

Dividends and other distributions declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by a Portfolio and received by the shareholders on December 31 of that year if they are paid by a Portfolio during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls, regardless of whether it is paid in January of the following year.

Investors should be aware that if Portfolio shares are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, the shareholder will pay full price for the shares and will receive some portion of the price back as a taxable distribution.

Upon a sale, exchange (whether or not for shares of another fund) or redemption of a shareholder's shares, the shareholder will realize taxable gain or loss depending upon such shareholder's basis in the shares. The gain or loss will be long-term capital gain or loss if the shares have been held for more than one year and short-term capital gain or loss if held for one year or less. Any loss realized on a sale or redemption of shares will be disallowed to the extent the shares are purchased within a period of 61 days, beginning 30 days before and ending 30 days after the shares are bought or sold. Any loss realized by a shareholder on the redemption or sale of shares held by the shareholder for six months or less will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions (or undistributed capital gain) to that shareholder with respect to those shares and are disallowed to the extent of any distributions of exempt-interest dividends received with respect to such shares. Capital losses are deductible only against capital gains except for individuals, who may deduct up to $3,000 against any income.

It is anticipated that all or a portion of the dividends from the net investment income of a Portfolio will qualify for the dividends-received deduction allowed to corporations. Corporate shareholders of a Portfolio are generally entitled to take the dividends received deduction with respect to all or a portion of the ordinary income dividends paid, to the extent of a Portfolio's qualifying dividend income. The qualifying portion may not exceed the aggregate dividends received by a Portfolio from taxable U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax ("AMT"). Moreover, the dividends-received deduction will be reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed and will be eliminated if those shares are deemed to have been held for less than 46 days. Distributions of net short-term capital gain and net capital gain are not eligible for the dividends-received deduction. Individual shareholders who received qualified dividend income will be taxed on such qualified dividend income at long-term capital gain rates. Qualified dividend income generally means dividend income received (1) from a domestic corporation or (2) from certain foreign corporations in limited instances.

Each Portfolio will inform shareholders within 60 days after their fiscal year end of the percentage of its dividends designated as (i) qualifying for the dividends received deduction and (ii) qualified dividend income taxable as net capital gain.

FOREIGN SECURITIES. Dividends and interest received, and gains realized, by a Portfolio may be subject to income, withholding or other taxes imposed by foreign countries or U.S. possessions (collectively, "foreign taxes") that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. It is impossible to determine the rate of foreign tax in advance since the amount of a Portfolio's assets to be invested in various countries is not known.

If more than 50% of the value of a Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations, a Portfolio will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to benefit from any foreign tax credit or deduction that is available with respect to foreign taxes paid by a Portfolio. If the election is made, a Portfolio will treat those taxes as dividends paid to its shareholders and each shareholder (1) will be required to include in gross income, and treat as paid by the shareholder, a proportionate share of those taxes, (2) will be required to treat such proportionate share of those taxes and of any dividend paid by a Portfolio that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources and (3) may either deduct the taxes deemed paid by the shareholder in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. Each Portfolio will report to its shareholders within 60 days after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions, as well as the amount of foreign taxes that are not allocable as a credit, if it makes this election. If a Portfolio makes this election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes all of which is included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

Each Portfolio may invest in the stock of passive foreign investment companies ("PFICs"). A PFIC is a foreign corporation - other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which a Portfolio is a U.S. shareholder -- that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Portfolio acquires stock in a PFIC and holds the stock beyond the end of the year of acquisition, a Portfolio will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain from disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if a Portfolio distributes the PFIC income as a taxable dividend to its shareholders. In general, an excess distribution is the excess (if any) of (i) the amount of distributions received by a PFIC stockholder during the taxable year; over (ii) 125% of the average amount received during the preceding three years (or, if shorter, the holding period). The balance of the PFIC income will be included in a Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. Additional charges in the nature of interest may be imposed on a Portfolio in respect of deferred taxes arising from such distributions or gains.

If a Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, a Portfolio will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain, even if they are not distributed to the Portfolio by the QEF; those amounts most likely would have to be distributed by the Portfolio to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Portfolio may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Portfolio's adjusted basis therein as of the end of each year. Pursuant to the election, a Portfolio also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by a Portfolio for prior taxable years. A Portfolio's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Under the PFIC rules, mark to market gains are treated as an excess distribution (as ordinary income). Any mark to market gain may have to be distributed by a Portfolio (even though no cash is received) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax.

HEDGING TRANSACTIONS. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and gains from options, futures and foreign currency contracts derived by a Portfolio with respect to its business of investing in securities qualify as permissible income under the source of income requirement. The complex tax rules affecting hedging strategies may affect the character, amount and timing of distributions to shareholders and may cause a Portfolio to satisfy the Distribution Requirement even though no cash was received for the income event.

SHORT SALES. Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in a Portfolio's hands. Except in certain situations, special rules would generally treat the gains on short sales as short-term capital gains and would terminate the running of the holding period of "substantially identical property" held by a Portfolio. Moreover, a loss on a short sale will be treated as a long-term loss if, on the date of the short sale, "substantially identical property" held by a Portfolio has a long-term holding period.

STRADDLES. Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures and forward contracts in which a Portfolio may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options, futures and forward contracts are personal property. Under Section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle.
Section 1092 also provides certain "wash sale" rules (described above), which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles, which would defer the loss. If a Portfolio makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made.

CONSTRUCTIVE SALE. If a Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, a Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by a Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

BACKUP WITHHOLDING. Each Portfolio will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Each Portfolio will provide an information return to shareholders describing the federal tax status of the dividends paid by a Portfolio during the preceding year within 60 days after the end of each year as required by present tax law. Individual shareholders will receive Form 1099-DIV and Form1099-B as required by present tax law during January of each year. If a Portfolio makes a distribution after the close of its fiscal year which is attributable to income or gains earned in such earlier fiscal year, then a Portfolio shall send a notice to its shareholders describing the amount and character of such distribution within 60 days after the close of the year in which the distribution is made. Shareholders should consult their tax advisers concerning the state or local taxation of such dividends, and the federal, state and local taxation of capital gains distributions.

The foregoing federal tax discussion is a general summary included for general informational purposes only and is not to be relied upon as tax advice. Each shareholder is advised to consult his/her own tax advisor with respect to the specific tax consequences of an investment in a Portfolio, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

This summary does not address any potential foreign, state or local tax consequences of an investment in a Portfolio. Shareholders may be subject to state and local taxes on distributions from a Portfolio in addition to federal income tax. Shareholders are urged to consult their tax advisors regarding specific questions relating to federal, state and local taxes.

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                                   APPENDIX A

            OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES

REGULATION OF THE USE OF OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES. As discussed in the prospectus, the investment adviser or the sub-advisers may engage in certain options, futures and forward currency contract strategies for certain bona fide hedging, risk management or other portfolio management purposes. Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options, futures and forward currency contracts is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded. The Board of Trustees has adopted investment guidelines (described below) reflecting these regulations.

In addition to the products, strategies and risks described below and in the prospectus, the investment adviser expects to discover additional opportunities in connection with options, futures and forward currency contracts. These new opportunities may become available as new techniques develop, as regulatory authorities broaden the range of permitted transactions and as new options, futures and forward currency contracts are developed. These opportunities may be utilized to the extent they are consistent with each Portfolio's investment objective and limitations and permitted by applicable regulatory authorities. The registration statement for the Portfolios will be supplemented to the extent that new products and strategies involve materially different risks than those described below and in the prospectus.

COVER REQUIREMENTS. No Portfolio will use leverage in their options, futures or ts forward currency contract strategies. Accordingly, a Portfolio will comply with guidelines established by the SEC with respect to coverage of these strategies by either (1) setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount; or (2) holding securities or other options or futures contracts whose values are expected to offset ("cover") their obligations thereunder. Securities, currencies, or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of a Portfolio's assets could impede portfolio management, or a Portfolio's ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES. A Portfolio may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange, on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction. A Portfolio may purchase and write (sell) options only on securities and securities indices that are traded on foreign exchanges.

Each Portfolio may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to a Portfolio to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and a Portfolio either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.

Each Portfolio may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables a Portfolio to sell the underlying security at the predetermined exercise price; thus, the potential for loss to a Portfolio below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit a Portfolio realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.

Each Portfolio may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, a Portfolio may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the investment adviser's judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which a Portfolio purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.

Each Portfolio may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by a Portfolio declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by a Portfolio. If, however, there is an increase in the market price of the underlying security and the option is exercised, a Portfolio will be obligated to sell the security at less than its market value.

Each Portfolio may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, a Portfolio will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case a Portfolio would expect to suffer a loss.

Each Portfolio may purchase put and call options and write covered put and call options on indices in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which a Portfolio invests. Perfect correlation is not possible because the securities held or to be acquired by a Portfolio will not exactly match the composition of indices on which options are purchased or written.

Each Portfolio may purchase and write covered straddles on securities or indices. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. A Portfolio would enter into a long straddle when the investment adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered "cover" for both the put and the call. A Portfolio would enter into a short straddle when the investment adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, a Portfolio will earmark or segregate cash and/or liquid, unencumbered securities in an account with its custodian equivalent in value to the amount, if any, by which the put is "in-the-money," that is, that amount by which the exercise price of the put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Each Portfolio may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indices ("index warrants"). An index warrant is usually issued by a bank or other financial institution and gives a Portfolio the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if a Portfolio holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, a Portfolio will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if a Portfolio holds a put warrant and the value of the underlying index falls, a Portfolio will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. A Portfolio holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; a Portfolio holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If a Portfolio does not exercise an index warrant prior to its expiration, then a Portfolio loses the amount of the purchase price that it paid for the warrant.

Each Portfolio will normally use index warrants as it may use index options. The risks of a Portfolio's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit a Portfolio's ability to exercise the warrants at any time or in any quantity.

OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, each Portfolio has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:

1. Each Portfolio will write only covered options, and each such option will remain covered so long as a Portfolio is obligated thereby; and

2. No Portfolio will write options (whether on securities or securities indices) if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. A Portfolio may effectively terminate its right or obligation under an option by entering into a closing transaction. If a Portfolio wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, a Portfolio may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, a Portfolio may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit a Portfolio to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If a Portfolio is unable to effect a closing purchase transaction with respect to options it has acquired, a Portfolio will have to allow the options to expire without recovering all or a portion of the option premiums paid. If a Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, a Portfolio will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and a Portfolio may experience material losses due to losses on the option transaction itself and in the covering securities.

In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

1. The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and general market conditions. For this reason, the successful use of options depends upon the investment adviser's ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

2. Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be

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      below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by a Portfolio is exercised or unless a closing transaction is effected with respect to that position, a Portfolio will realize a loss in the amount of the premium paid and any transaction costs.

3. A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although a Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

4. With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is "in-the-money" (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If a Portfolio writes a call option on an index, a Portfolio will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If a Portfolio holds an index option and exercises it before the closing index value for that day is available, a Portfolio runs the risk that the level of the underlying index may subsequently change.

5. A Portfolio's activities in the options markets may result in a higher Portfolio turnover rate and additional brokerage costs; however, a Portfolio also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

FUTURES AND RELATED OPTIONS STRATEGIES. Each Portfolio may engage in futures strategies for certain non-trading bona fide hedging, risk management and portfolio management purposes.

Each Portfolio may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of a Portfolio's securities holdings. To the extent that a portion of a Portfolio's holdings correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. For example, if a Portfolio correctly anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of a Portfolio's holdings. An Series may purchase index futures contracts if a significant market or market sector advance is anticipated. Such a purchase of a futures contract would serve as a temporary substitute for the purchase of the underlying securities, which may then be purchased, in an orderly fashion. This strategy may minimize the effect of all or part of an increase in the market price of securities that a Portfolio intends to purchase. A rise in the price of the securities should be in part or wholly offset by gains in the futures position.

As in the case of a purchase of an index futures contract, a Portfolio may purchase a call option on an index futures contract to hedge against a market advance in securities that a Portfolio plans to acquire at a future date. A Portfolio may write covered put options on index futures as a partial anticipatory hedge, and may write covered call options on index futures as a partial hedge against a decline in the prices of securities held by a Portfolio. This is analogous to writing covered call options on securities. A Portfolio also may purchase put options on index futures contracts. The purchase of put options on index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by a Portfolio.

The Portfolios may sell foreign currency futures contracts to hedge against possible variations in the exchange rates of foreign currencies in relation to the U.S. dollar. In addition, a Portfolio may sell foreign currency futures contracts when a sub-adviser anticipates a general weakening of foreign currency exchange rates that could adversely affect the market values of a Portfolio's foreign securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk to a Portfolio of a reduction in market value caused by foreign currency

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exchange rate variations and, by so doing, provide an alternative to the liquidation of securities positions and resulting transaction costs. When a sub-adviser anticipates a significant foreign currency exchange rate increase while intending to invest in a security denominated in that currency, a Portfolio may purchase a foreign currency futures contract to hedge against that increase pending completion of the anticipated transaction. Such a purchase would serve as a temporary measure to protect a Portfolio against any rise in the foreign exchange rate that may add additional costs to acquiring the foreign security position. A Portfolio may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. A Portfolio may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a security denominated in that currency. A Portfolio may purchase put options on foreign currency futures contracts as a partial hedge against a decline in the foreign exchange rates or the value of its foreign portfolio securities. A Portfolio may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

FUTURES AND RELATED OPTIONS GUIDELINES. In view of the risks involved in using the futures strategies that are described above, each Portfolio has adopted the following investment guidelines to govern its use of such strategies. The Board of Trustees may modify these guidelines without shareholder vote.

1. Each Portfolio will engage only in covered futures transactions, and each such transaction will remain covered so long as a Portfolio is obligated thereby.

2. No Portfolio will write options on futures contracts if aggregate exercise prices of previously written outstanding options (whether on securities or securities indices), together with the value of assets used to cover all outstanding futures positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, a Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker through whom the transaction is effected, or earmark an amount of cash, U.S. Government securities or other liquid instruments generally equal to 10% or less of the contract value. This amount is known as "initial margin." When writing a call or a put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin on a futures contract is in the nature of a performance bond or good-faith deposit on the contract that is returned to a Portfolio upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Portfolio may be required by a futures exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as "marking to market." For example, when a Portfolio purchases a contract and the value of the contract rises, a Portfolio receives from the broker a variation margin payment equal to that increase in value. Conversely, if the value of the futures position declines, a Portfolio is required to make a variation margin payment to the broker equal to the decline in value. Variation margin does not involve borrowing to finance the futures transaction, but rather represents a daily settlement of a Portfolio's obligations to or from a clearing organization.

Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option. Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for a Portfolio to close a position and, in the event of adverse price movements, a Portfolio would have to make daily cash payments of variation margin (except in the case of purchased options). However, if futures contracts have been used to hedge portfolio

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securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

In considering a Portfolio's use of futures contracts and related options, particular note should be taken of the following:

1. Successful use by a Portfolio of futures contracts and related options will depend upon the investment adviser's ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. For example, if the price of an index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, the advantage may be partially offset by losses in the futures position. In addition, if a Portfolio has insufficient cash, it may have to sell assets to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect a rising market. Consequently, a Portfolio may need to sell assets at a time when such sales are disadvantageous to a Portfolio. If the price of the futures contract moves more than the price of the underlying securities, a Portfolio will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

2. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities that cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market. Such speculative activity in the futures market also may cause temporary price distortions. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

3. Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although each Portfolio intends to purchase and sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, a Portfolio would continue to be required to make variation margin payments.

4. Like options on securities, options on futures contracts have limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that such markets for all options on futures contracts will develop.

5. Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when a Portfolio purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Portfolio when the use of a futures contract would not, such as when there is no movement in the level of the underlying index value or the securities or currencies being hedged.

6. As is the case with options, a Portfolio's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. However, a Portfolio also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

HEDGING STRATEGIES. The sub-advisers may use forward currency contracts, options and futures contracts and related options to attempt to hedge securities held by a Portfolio. There can be no assurance that such efforts will succeed. Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investment.

The Portfolios may enter into forward currency contracts either with respect to specific transactions or with respect to a Portfolio's positions. When a sub-adviser believes that a particular currency may decline compared to the U.S. dollar, a Portfolio may enter into a forward contract to sell the currency that a sub-adviser expects to decline in an amount approximating the value of some or all of a Portfolio's securities denominated in that currency. Such contracts may only involve the sale of a foreign currency against the U.S. dollar. In addition, when a Portfolio anticipates purchasing or selling a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made.

The Portfolios also may sell (write) and purchase put and call options and futures contracts and related options on foreign currencies to hedge against movements in exchange rates relative to the U.S. dollar. In addition, a Portfolio may write and purchase put and call options on securities and stock indices to hedge against the risk of fluctuations in the prices of securities held by a Portfolio or which the investment adviser or sub-adviser intends to include in the portfolio. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. A Portfolio also may sell and purchase stock index futures contracts and related options to protect against a general stock market decline that could adversely affect a Portfolio's securities or to hedge against a general stock market or market sector advance to lessen the cost of future securities acquisitions. A Portfolio may use interest rate futures contracts and related options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

The Portfolios will not enter into an options, futures or forward currency contract transaction that exposes a Portfolio to an obligation to another party unless a Portfolio either (i) owns an offsetting ("covered") position in securities, currencies, options, futures or forward currency contracts or (ii) has cash, receivables and liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above.

SPECIAL RISKS RELATED TO FOREIGN CURRENCY OPTIONS AND FUTURES CONTRACTS. Options and futures contracts on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The value of a foreign currency option or futures contract depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the Portfolios' position in a foreign currency option or currency contract may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options or futures transactions, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) at prices that are less favorable than for round lots.

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There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (that is, less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options or futures markets until they reopen.

As with other options and futures positions, the Portfolios' ability to establish and close out such positions in foreign currencies is subject to the maintenance of a liquid secondary market. Trading of some such positions is relatively new. Although a Portfolio will not purchase or write such positions unless and until, in the investment adviser's or the sub-adviser's opinion, the market for them has developed sufficiently to ensure that the risks in connection with such positions are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option or futures contract at any specific time. Moreover, no Series will enter into OTC options that are illiquid if, as a result, more than 15% of its net assets would be invested in illiquid securities.

Settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, a Portfolio must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and it may be required to pay any fees, taxes and charges associated with such delivery that are assessed in the issuing country.

FORWARD CURRENCY CONTRACTS. The Portfolios may use forward currency contracts to protect against uncertainty in the level of future foreign currency exchange rates.

The Portfolios may enter into forward currency contracts with respect to specific transactions. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency or anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds or anticipates purchasing, a Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying transaction. A Portfolio will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

The Portfolios also may hedge by using forward currency contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions or to increase its exposure to foreign currencies that the investment adviser or the sub-advisers believe may rise in value relative to the U.S. dollar. For example, when the investment adviser or the sub-advisers believe that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of a Portfolio's securities holdings denominated in such foreign currency.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency a Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the security holding if the market value of the security exceeds the amount of foreign currency a Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements might not be accurately predicted, causing a Portfolio to sustain losses on these contracts and transaction costs. Under normal circumstances, consideration of the prospect for currency

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parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, the investment adviser and the sub-advisers believe that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Portfolio will be served.

At or before the maturity date of a forward contract requiring a Portfolio to sell a currency, a Portfolio may either sell a security holding and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which a Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Portfolio would realize a gain or loss as a result of entering into such an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Portfolio of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Portfolio may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to resell that currency to the dealer.

SWAP AGREEMENTS. The Portfolios may enter into swaps relating to indices, currencies, interest rates, and equity interests. A swap transaction is an agreement between a Portfolio and a counter party to act in accordance with the terms of the swap contract. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Index swaps involve the exchange by a Portfolio with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. An equity swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a basket of stocks or a single stock.

The Series may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Portfolio anticipates purchasing at a later date. Swaps have special risks including possible default by the counter party to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

SPECIAL RISKS RELATED TO SWAP AGREEMENTS. Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that a Portfolio is contractually obligated to make or receive. If the counter party to a swap defaults, a Portfolio's risk of loss consists of the net amount of payments that a Portfolio is contractually entitled to receive. A Portfolio will segregate an amount of cash or other liquid securities having a value equal to the accrued excess of its obligations over entitlements with respect to each swap on a daily basis.

Whether the use of swap agreements will be successful in furthering a Portfolio's investment objective will depend on the investment adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Certain swap agreements may be considered to be illiquid because they are two party contracts and because they may have terms of greater than seven days. Moreover, a Portfolio bears the risk

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of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter party. A Portfolio will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. In addition, a Portfolio will enter into swap agreements only with counter parties that would be eligible for consideration as repurchase agreement counter parties under a Portfolio's repurchase agreement guidelines. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

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                                   APPENDIX B

                             DESCRIPTION OF RATINGS

Moody's, S&P(R) and Fitch are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody's, S&P(R) and Fitch to the securities in which the Portfolios may invest is discussed below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The investment adviser and sub-advisers attempt to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Portfolio. In that event, the investment adviser or sub-advisers will consider whether it is in the best interest of a Portfolio to continue to hold the securities.

MOODY'S RATINGS

CORPORATE AND MUNICIPAL BONDS.

Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

      -     Leading market positions in well-established industries.

      -     High rates of return on funds employed.

      - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

MUNICIPAL NOTES. The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2" and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable-rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. Notes rated "MIG 2" or "VMIG 2" are of high quality, with margins of protection that are ample although not so large as in the preceding group. Notes rated "MIG 3" or "VMIG 3" are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

                                 S&P(R) RATINGS

CORPORATE AND MUNICIPAL BONDS.

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay interest and repay principal.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The "A-1" rating for corporate and municipal commercial paper indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be rated "A-1+."

MUNICIPAL NOTES. The "SP-1" rating reflects a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be rated "SP-1+." The "SP-2" rating reflects a satisfactory capacity to pay principal and interest.

FITCH RATINGS

DESCRIPTION OF FITCH'S HIGHEST STATE AND MUNICIPAL NOTES RATING.

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

F-1+ - Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 - Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                   APPENDIX C

                PROXY POLICIES, PROCEDURES, AND VOTING GUIDELINES

                           SPECIFIC TO WT MUTUAL FUND

                      RODNEY SQUARE MANAGEMENT CORPORATION

I.    INTRODUCTION

            On January 31, 2003, the Securities and Exchange Commission adopted a new rule and rule amendments under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), for certain registered investment advisers regarding adoption and disclosure of proxy voting policies and the preservation and disclosure of proxy voting records.

            New Rule 206(4)-6 under the Advisers Act provides that it will be a fraudulent, deceptive or manipulative act, practice, or course of business within the meaning of Section 206(4) of the Advisers Act for an investment adviser to exercise voting authority with respect to client securities unless the investment adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of clients. In addition, amendments to Rule 204-2 under the Advisers Act set forth new record-keeping requirements.

            This document has been developed in accordance with the new regulatory requirements for registered investment advisers who have implicit or explicit voting authority over client securities. For Rodney Square Management Corporation ("RSMC"), these Policies, Procedures, and Voting Guidelines are intended to form the basis for voting, recording and providing required disclosures to WT Mutual Fund (the "Fund"), RSMC's only advisory client.

            The Fund has adopted related policies and procedures to comply with similar new regulatory requirements under the Investment Company Act of 1940, as amended (the "Investment Company Act").

II.   PROXY VOTING DELEGATION

      A.    From the Fund to RSMC and Affiliate Investment Advisers:

            1. The Fund has numerous investment series, some of which are advised by RSMC, and others that are managed by different Investment Advisers who are affiliated with RSMC. In addition, portions of some investment series are managed by Sub-Advisers.

            2. Due to the nature of this master-feeder structure, the voting of proxies for securities held by the Trust has been delegated by the Board to RSMC and its affiliated Investment Advisers.

      B.    From RSMC to Wilmington Trust Company:

            1. Pursuant to a Services Agreement between RSMC and its affiliate, Wilmington Trust Company ("Wilmington Trust"), certain dual employees of RSMC and Wilmington Trust may be authorized to coordinate the casting of proxy votes on behalf of RSMC's clients, provided that the procedures and guidelines herein are followed by such individuals.

      C.    From RSMC to Sub-Advisers for the International Fund:

            1. An Investment Adviser may further delegate proxy voting responsibilities to one or more Sub-Advisers to a Portfolio if it is deemed that the Sub-Adviser(s) has the best level of expertise in a particular type of securities, or for other compelling reasons.

            2. Currently, RSMC has elected to delegate voting on behalf of the International Fund to the two Sub-Advisers currently managing portions of that series.

III.  PROXY VOTING POLICIES AND PROCEDURES

      A.    General Policy Statement:

            1. Based on the premise that an issuer's Board of Directors can properly assess the best course for a company and will act in the best interests of the shareholders in pursuing maximum long-term value, proxies will generally be voted as recommended by the issuer's Board of Directors, except in cases where stockholder rights are substantially impaired, or as otherwise stated below.

            2. As new issues arise and trends develop, voting practices will be modified accordingly.

            3. Proxy voting for securities held by RSMC-advised series is conducted in accordance with Proxy Voting Guidelines set forth herein that Wilmington Trust has independently developed over time.

            4. An independent proxy service, Institutional Shareholder Services ("ISS"), provides the mechanism through which the proxies for securities held by RSMC-advised series are voted, but the voting of those proxies is directed by Wilmington Trust's proxy analyst and is entirely based on Wilmington Trust's Proxy Voting Guidelines.

            5. The proxy analyst conducts appropriate research based upon data gathered from the issuer's proxy documents, ISS research material, financial publications, and other sources.

      B.    Additions to and Deviations from Proxy Voting Guidelines:

            1. When a significant issue arises that is not addressed by Proxy Voting Guidelines currently in effect, the analyst brings it to the attention of Wilmington Trust's Securities Review Committee. The Committee determines how the proxy should be voted and such determinations may result in the adoption of a new voting guideline.

            2. If the proxy analyst perceives the presence of special circumstances that would warrant making an exception to a guideline, the analyst must refer the matter to the Securities Review Committee for final determination. The exception may then become the rule should the Committee decide that an existing guideline should be reversed in light of changing times and circumstances.

      C.    Conflicts of Interest:

            1. A potential conflict of interest may exist when RSMC or an affiliated entity has an interest that is reasonably likely to be affected by a proxy to be voted on behalf of the Fund and that could compromise RSMC's independence of judgment and action in voting the proxy in the best interests of the Fund's shareholders.

            2. In general, RSMC believes that consistently voting in accordance with the Proxy Voting Guidelines will address most anticipated conflicts of interest, as this process ensures that where there is a conflict of interest the proxy will be voted no differently than it would be voted in the absence of such conflict.

            3. Should RSMC deviate from the Proxy Voting Guidelines on a particular vote, then each matter being voted upon will be carefully assessed by the analyst and the Securities Review Committee to determine if a conflict of interest is present.

            4. In the event of a material conflict of interest, the Committee shall determine an appropriate resolution, which may include consultation with the Fund's management or Board of Trustees, analyses by independent third parties, or other means necessary to ensure and demonstrate that a proxy was voted in the best interests of Fund shareholders not affected by RSMC's or another party's conflict.

      D.    Written Analysis:

            1. Written analysis and related documentation must be retained to support (i) any conclusion as to how to cast votes with respect to changes to or deviation from current Proxy Voting Guidelines and/or (ii) the resolution of conflict of interest on a particular vote.

            2. This material should be preserved by RSMC, provided to the Fund, and maintained in the proxy voting files. However, public disclosure of such analysis is not required.

IV.   PROXY VOTING GUIDELINES AS OF FEBRUARY 20, 2004

      A.    RSMC will generally vote WITH AN ISSUER'S MANAGEMENT by voting:

            1.    For election of directors;

            2.    For appointment of auditors;

            3.    For uncontested mergers;

            4.    For proposals to establish a staggered board;

            5. For proposals to require that directors can be removed only for cause;

            6.    For proposals to increase authorized shares;

            7. For proposals to require supermajority vote for takeover-related events - provided there is a "fair price" provision., but we vote against management in the absence of such fair price provision.);

            8. For proposals to limit director liability and indemnify directors, if the proposal provides that directors would remain liable and would not be indemnified should it be determined that there was willful misconduct on their part. We do not vote in favor of indemnification if there is pending litigation against directors;

            9. For executive stock option plans, employee stock-purchase plans, and compensation-related proposals in general, except we vote against proposals to re-price options;

            10. For proposals from heretofore tax-exempt funds to remove limits on investments in securities that are not exempt from the federal alternative minimum tax;

            11. For proposals to reincorporate in tax havens like Bermuda and the Cayman Islands;

            12. As management recommends on proposals to eliminate or establish preemptive rights;

            13. As management recommends on proposals to eliminate or establish cumulative voting;

            14. Against shareholder proposals that the company not provide pension benefits to non-employee directors;

            15. Against shareholder proposals to require a shareholder vote on large issuances of voting shares to a single person or group;

            16.   Against shareholder proposals to require confidential voting;

            17. Against shareholder proposals that a majority of the Board be independent;

            18. Against shareholder proposals to subscribe to McBride Principles in Northern Ireland, or to cease doing business in countries with human rights violations.

            19.   Against shareholder proposals to limit "golden parachutes;"

            20. Against shareholder proposals to limit the money paid to the company's auditors for non-auditing services;

            21.   Against shareholder proposals to index options;

            22.   Against shareholder proposals to expense options; and

            23. With respect to mutual funds, we vote for proposals to allow mutual fund mergers to occur without shareholder vote being required, subject to the rules of the Investment Company Act of 1940.

      B.    RSMC will generally vote AGAINST AN ISSUER'S MANAGEMENT by voting:

            1. For shareholder proposals requesting that management rescind takeover-related rights plans, except we don't oppose the rights plan if it has a permitted bid provision and the provision is reasonable;

            2. For shareholder proposals to amend the by-laws of Delaware corporations to provide that they will no longer be governed by Section 203 of the Delaware General Corporation Law;

            3. For shareholder proposals to exclude abstentions when tabulating votes;

            4. Against proposals to establish a new class of common stock with magnified voting power;

            5. Against proposals to eliminate shareholder action by written consent;

            6. Against proposals to require that shareholder meetings can only be called by the Board of Directors. We favor provisions whereby special shareholder meetings can be called by an individual or group with at least ten percent voting power, and oppose proposals that would move the threshold away from ten percent - either higher or lower;

            7. Against proposals to authorize the Board to adopt, amend, or repeal the company's by-laws without shareholder vote;

            8. Against proposals to require more than a simple majority shareholder vote to remove directors for cause;

            9.    Against proposals to re-price options;

            10. With respect to British companies, we vote against proposals to disenfranchise shareholders who own more than a certain percentage of the outstanding stock and do not respond quickly enough to the company's request to disclose the size of their holdings;

            11. With respect to French companies, we vote against proposals to allow the Board to issue stock in response to a takeover offer; and

            12.   With respect to mutual funds, we vote

                  a. against proposals to change a mutual fund's investment objective, unless there is an extremely compelling reason,

                  b. against proposals to eliminate the requirement that changes in a mutual fund's investment objective be subject to shareholder vote,

                  c. against proposals to change any of a mutual fund's investment policies in a manner that would be counter to the fund's investment objective, and

                  d. if it is apparent that one of a mutual fund's investment policies could be changed in a manner that would be counter to the fund's investment objective, then we would vote against a proposal to eliminate the shareholder vote required to change that particular investment policy.

V.    PROXY VOTING RECORD-KEEPING

      A.    RSMC's Record-keeping Responsibilities under the Advisers Act:

            In compliance with the rule amendments that require advisers to maintain certain records relating to the proxy votes cast for clients, RSMC shall maintain the following records:

            1. Copies of all proxy voting policies, procedures, and voting guidelines;

            2. Copies of each proxy voting statement received regarding client securities;

            3.    Records of each vote cast;

            4. Copies of any documents created by RSMC that were material to making a decision on how to vote a proxy, or that memorialize the basis for such decision, including written consents from clients.

            5. Copies of all written client requests for proxy voting records and any written response from RSMC to any (written or oral) request for such information.

            6. RSMC shall keep its proxy voting books and records, including all of the above items, in an easily accessible place for five years (the first two years in an appropriate office of RSMC).

      B.    RSMC's Record-keeping Responsibilities under the Investment Company
            Act:

            1. RSMC shall maintain separate records of each proxy vote it casts on behalf of each series during the 12-month period ended June 30th of each year in the following format:

                  NAME OF THE ISSUER OF THE PORTFOLIO SECURITY
                EXCHANGE TICKER SYMBOL OF THE PORTFOLIO SECURITY
                            (IF REASONABLY AVAILABLE)
                     CUSIP NUMBER FOR THE PORTFOLIO SECURITY
                            (IF REASONABLY AVAILABLE)
                            SHAREHOLDER MEETING DATE
                     BRIEF SUMMARY OF EACH MATTER VOTED UPON
                WHETHER THE MATTER WAS PROPOSED BY THE ISSUER OR
                              BY A SECURITY HOLDER
              WHETHER RSMC VOTED A PORTFOLIO'S SHARES ON THE MATTER
              HOW THE VOTE WAS CAST - "FOR," "AGAINST," "ABSTAIN,"
                  OR "WITHHELD" REGARDING ELECTION OF DIRECTORS
                     WHETHER RSMC VOTED A PORTFOLIO'S SHARES
                     WITH OR AGAINST THE ISSUER'S MANAGEMENT

            2. RSMC will also support and coordinate all reporting and disclosure requirements.

            3. ISS or another third-party administrator maybe engaged to perform some or all of the activities described herein.

VI.   DISCLOSURE REQUIREMENTS

      A.    Disclosure of Proxy Voting Policies, Procedures, and Records:

            1. RSMC shall prepare a concise summary of this document for delivery to any client upon request.

            2. The summary should also indicate that a copy of the complete Proxy Policies, Procedures, and Voting Guidelines is available upon request by clients.

            3. RSMC shall also inform clients how to obtain information on how their securities were voted.

As approved and ratified by the Board of Trustees on September 28, 2004.

                                WT MUTUAL FUND

                          PART C - OTHER INFORMATION

ITEM 23.          EXHIBITS.

(a)(i)(a) Amended and Restated Agreement and Declaration of Trust of WT Mutual Fund (the "Fund"). (9)

(a)(i)(b) Form of amended Schedule A to Amended and Restated Agreement and Declaration of Trust of the Fund. (23)

(a)(ii)           Certificate of Trust dated June 1, 1994. (1)

(a)(iii) Certificate of Amendment to Certificate of Trust dated October 7, 1994. (2)

(a)(iv) Certificate of Amendment to Certificate of Trust dated October 20, 1998. (3)

(b)               Amended and Restated By-Laws. (9)

(c) See Articles III, VII, and VIII of Registrant's Amended and Restated Agreement and Declaration of Trust. (9)

(d)(i) Form of Advisory Agreement between the Registrant and Rodney Square Management Corporation ("RSMC") with respect to the Wilmington Prime Money Market Portfolio, Wilmington U.S. Government Portfolio, Wilmington Tax-Exempt Portfolio, Wilmington Large Cap Core Portfolio, Wilmington Large Cap Growth Portfolio, Wilmington Large Cap Value Portfolio, Wilmington Small Cap Core Portfolio, Wilmington Large Cap Strategic Allocation Fund, Wilmington Mid Cap Strategic Allocation Fund, Wilmington Small Cap Strategic Allocation Fund, Wilmington International Strategic Allocation Fund, Wilmington Real Estate Strategic Allocation Fund, Wilmington Short/Intermediate Bond Portfolio, Wilmington Broad Market Bond Portfolio, Wilmington Short-Term Income Portfolio, and Wilmington Municipal Bond Portfolio (the "Wilmington Funds").
                  (22)

(d)(ii) Advisory Agreement between the Registrant, on behalf of the CRM Large Cap Value Fund, CRM Small Cap Value Fund, CRM Mid Cap Value Fund and CRM Small-Mid Cap Value Fund (the "CRM Funds"), and Cramer Rosenthal McGlynn, LLC ("CRM") dated July 1, 2005. (23)

(d)(iii) Advisory Agreement between the Registrant, on behalf of the Roxbury Mid Cap Fund, Roxbury Small Cap Growth Fund and Roxbury Micro Cap Fund (the "Roxbury Funds"), and Roxbury Capital Management, LLC ("Roxbury") dated July 1, 2005. (23)

(d)(iv) Form of Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington International Strategic Allocation Fund, RSMC and Goldman Sachs Asset Management, L.P. ("GSAM"). (22)

(d)(v) Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington International Strategic Allocation Fund, RSMC and Julius Baer Investment Management LLC ("JBIM") dated July 1, 2005. (23)

(d)(vi) Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Real Estate Strategic Allocation Fund, RSMC and AEW Management and Advisors, L. P. ("AEW") dated July 1, 2005.
                  (23)

(d)(vii) Form of Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Real Estate Strategic Allocation Fund, RSMC and Real Estate Management Services Group LLC. ("REMS"). (22)

(d)(viii) Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Large Cap Strategic Allocation Fund, RSMC and Armstrong Shaw Associates, Inc. ("ASA") dated July 1, 2005.
                  (23)

(d)(ix) Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Large Cap Strategic Allocation Fund, RSMC and Montag & Caldwell, Inc. ("M&C") dated July 1, 2005. (23)

(d)(x) Form of Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Mid Cap Strategic Allocation Fund, RSMC and Bennett Lawrence Management, LLC ("BLM"). (22)

(d)(xi) Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Mid Cap Strategic Allocation Fund, RSMC and Eubel Brady and Suttman Asset Management, Inc. ("EBS") dated July 1, 2005. (23)

(d)(xii) Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Mid Cap Strategic Allocation Fund, RSMC and Equity Investment Corporation ("EIC") dated July 1, 2005. (23)

(d)(xiii) Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Small Cap Strategic Allocation Fund, RSMC and Batterymarch Financial Management, Inc. ("BFM") dated July 1, 2005. (23)

(d)(xiv) Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Small Cap Strategic Allocation Fund, RSMC and Systematic Financial Management L.P. ("SFM") dated July 1, 2005. (23)

(d)(xv) Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Large Cap Strategic Allocation Fund, the Wilmington Mid Cap Strategic Allocation Fund, and the Wilmington Small Cap Strategic Allocation Fund, RSMC and Parametric Portfolio Associates LLC. ("PPA") dated July 1, 2005. (23)

(d)(xvi) Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Large Cap Strategic Allocation Fund, RSMC and First Quadrant, LP dated July 1, 2005. (23)

(d)(xvii) Form of Sub-Advisory Agreement between the Registrant, on behalf of the Small Cap Core Portfolio, and Roxbury. (23)

(d)(xviii) Form of Sub-Advisory Agreement between the Registrant, on behalf of the Small Cap Core Portfolio, and CRM. (23)

(d)(xxiv) Form of Sub-Advisory Agreement between the Registrant, RSMC and Wilmington Trust Investment Management, LLC ("WTIM"). (23)

(e)(i)            Distribution Agreement with Professional Funds Distributor,
                  LLC. (17)

(e)(ii)           Form of Broker-Dealer Agreement. (17)

(f)               Deferred Compensation Plan for Independent Trustees. (10)

(g)(i) Custody Agreement between the Registrant and Wilmington Trust Company ("Wilmington Trust"). (15)

(g)(ii)           Foreign Custody Agreement between the Trust and PFPC Trust
                  Company. (15)

(g)(iii) Sub-Custody Agreement among the Registrant, Wilmington Trust and PFPC Trust Company. (7)

(h)(i)(a)         Transfer Agency Agreement between the Registrant and PFPC Inc.
                  (4)

(h)(i)(b)         Amended Exhibit A to Transfer Agency Agreement with PFPC Inc.
                  (14)

(h)(i)(c)         Amendment to Transfer Agency Agreement with PFPC Inc. (11)

(h)(ii) Administration and Accounting Services Agreement between the Registrant and PFPC Inc. (19)

(h)(iii)          Shareholder Service Plan for the CRM Funds. (18)

(h)(iv)           Shareholder Service Plan for the Roxbury Funds. (21)

(h)(v) Shareholder Service Plan for the Wilmington Funds and Balentine Premier Money Market Portfolio. (10)

(h)(vi)           Shareholder Service Plan for the Retail Shares of the CRM
                  Funds. (11)

(h)(vii) Shareholder Service Plan for the Service Shares of the Wilmington Large Cap Strategic Allocation Fund, Wilmington Mid Cap Strategic Allocation Fund and Wilmington Small Cap Strategic Allocation Fund. (13)

(h)(viii) Compliance, Support and Record Keeping Services Agreement with RSMC. (21)

(i)               Not applicable.

(j)               None.

(k)               Not applicable.

(l)               None.

(m)(i)            Plan of Distribution Pursuant to Rule 12b-1. (21)

(n)(i)            Amended and Restated Multiple Class Plan Pursuant to Rule
                  18f-3. (21)

(p)(i)            Code of Ethics of the Fund. (23)

(p)(ii)           Code of Ethics of Cramer Rosenthal McGlynn, LLC. (21)

(p)(iii)          Code of Ethics of Roxbury Capital Management, LLC. (4)

(p)(iv)           Code of Ethics of GSAM. (15)

(p)(v)            Code of Ethics of JBIM. (11)

(p)(vi)           Code of Ethics of AEW. (12)

(p)(vii)          Code of Ethics of REMS. (13)

(p)(viii)         Code of Ethics of PPA. (14)

(p)(ix)           Code of Ethics of ASA. (14)

(p)(x)            Code of Ethics of M&C. (14)

(p)(xi)           Code of Ethics of BLM. (14)

(p)(xii)          Code of Ethics of EBS. (14)

(p)(xiii)         Code of Ethics of EIC. (14)

(p)(xiv)          Code of Ethics of BFM. (14)

(p)(xv)           Code of Ethics of SFM. (14)

(p)(xvi)          Code of Ethics of RSMC and Wilmington Trust. (23)

(p)(xvii)         Code of Ethics of First Quadrant, L.P. (19)

(p)(xviii)        Code of Ethics of Wilmington Trust Investment Management, LLC.
                  (23)

(q)(i)(a) Powers of Attorney for Robert H. Arnold, Eric Brucker, Nicholas A. Giordano, Louis Klein, Jr., Clement C. Moore, II, John J. Quindlen and William P. Richards. (7)

(q)(i)(b)         Power of Attorney for Mark A. Sargent. (8)

----------
(1) Previously filed with the Securities and Exchange Commission (the "SEC") on Form N-1A on July 25, 1994 and incorporated herein by reference.

(2) Previously filed with the SEC with Pre-Effective Amendment No. 1 on Form N-1A of November 29, 1994 and incorporated herein by reference.

(3)   Previously filed with the SEC with Post-Effective Amendment
      No. 10 on Form N-1A on November 1, 1999 and incorporated herein by reference.

(4)   Previously filed with the SEC with Post-Effective Amendment
      No. 12 on Form N-1A on October 31, 2000 and incorporated herein by reference.

(5)   Previously filed with the SEC with Post-Effective Amendment
      No. 13 on Form N-1A on February 23, 2001 and incorporated herein by reference.

(6)   Previously filed with the SEC with Post-Effective Amendment
      No. 14 on Form N-1A on August 17, 2001 and incorporated herein by reference.

(7)   Previously filed with the SEC with Post-Effective Amendment
      No. 15 on Form N-1A on November 1, 2001 and incorporated herein by reference.

(8)   Previously filed with the SEC with Post-Effective Amendment
      No. 16 on Form N-1A on February 28, 2002 and incorporated herein by reference.

(9)   Previously filed with the SEC with Post-Effective Amendment
      No. 17 on Form N-1A on June 10, 2002 and incorporated herein by reference.

(10)  Previously filed with the SEC with Post-Effective Amendment
      No. 18 on Form N-1A on August 26, 2002 and incorporated herein by reference.

(11)  Previously filed with the SEC with Post-Effective Amendment
      No. 19 on Form N-1A on October 25, 2002 and incorporated herein by reference.

(12)  Previously filed with the SEC with Post-Effective Amendment
      No. 20 on Form N-1A on November 15, 2002 and incorporated herein by reference.

(13)  Previously filed with the SEC with Post-Effective Amendment
      No. 21 on Form N-1A on April 28, 2003 and incorporated herein by reference.

(14)  Previously filed with the SEC with Post-Effective Amendment
      No. 22 on Form N-1A on August 28, 2003 and incorporated herein by reference.

(15)  Previously filed with the SEC with Post-Effective Amendment
      No. 23 on Form N-1A on October 29, 2003 and incorporated herein by reference.

(16)  Previously filed with the SEC with Post-Effective Amendment
      No. 24 on Form N-1A on November 18, 2003 and incorporated herein by reference.

(17)  Previously filed with the SEC with Post-Effective Amendment
      No. 25 on Form N-1A on July 16, 2004 and incorporated herein by reference.

(18)  Previously filed with the SEC with Post-Effective Amendment
      No. 26 on Form N-1A on August 27, 2004 and incorporated herein by reference.

(19)  Previously filed with the SEC with Post-Effective Amendment
      No. 28 on Form N-1A on October 28, 2004 and incorporated herein by reference.

(20)  Previously filed with the SEC with Post-Effective Amendment
      No. 29 on Form N-1A on December 17, 2004 and incorporated herein by reference.

(21)  Previously filed with the SEC with Post-Effective Amendment
      No. 30 on Form N-1A on May 11, 2005 and incorporated herein by reference.

(22)  Previously filed with the SEC with Post-Effective Amendment
      No. 31 on Form N-1A on July 1, 2005 and incorporated herein by reference.

(23)  Previously filed with the SEC with Post-Effective Amendment
      No. 32 on Form N-1A on August 29, 2005 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

WILMINGTON TRUST CORPORATION AND SUBSIDIARIES

Wilmington Trust Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
Holding company for Wilmington Trust Company, Wilmington Trust of
Pennsylvania, Wilmington Trust FSB, WT Investments, Inc., Rodney Square Management Corporation, Wilmington Trust Investment Management LLC, GTBA Holdings, Inc. and Wilmington Trust (UK) Limited

Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, Delaware
Delaware-chartered bank and trust company

Wilmington Trust FSB
111 South Calvert Street, ,26th Floor, Baltimore, Maryland
Federal savings bank headquartered in Maryland, a registered investment adviser

Wilmington Trust of Pennsylvania
795 East Lancaster Avenue
Villanova, Pennsylvania
Commercial bank headquartered in Pennsylvania.
A Pennsylvania-chartered bank and trust company.

WT Investments, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Corporation and an investment holding company. A Delaware corporation.

Brandywine Insurance Agency, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a licensed insurance agent and broker for life, casualty and property insurance.
A Delaware corporation.

Brandywine Finance Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company which is a finance company A Delaware corporation.

Brandywine Life Insurance Company, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a reinsurer of credit life insurance written in connection with closed-end consumer loans made by Wilmington Trust.

A Delaware corporation.

Wilmington Trust SP Services, Inc.
(f/k/a Delaware Corporate Management, Inc.)
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides nexus and other services for Delaware holding companies and other Delaware entities.
A Delaware corporation.

Wilmington Trust SP Services (Nevada), Inc.
(f/k/a Nevada Corporate Management, Inc.)
3993 Howard Hughes Parkway
Las Vegas, Nevada
A subsidiary of Wilmington Trust SP Services, Inc. that provides nexus and other services for Nevada holding companies and other Nevada entities.
A Nevada corporation.

Wilmington Trust SP Services (Vermont), Inc.
30 Main Street, Suite 220
Burlington, VT 05401
A subsidiary of Wilmington Trust SP Services, Inc. that provides captive insurance management services.
A Vermont corporation.

Wilmington Trust SP Services (South Carolina),Inc.
145 King Street, Suite 102
Charleston, SC 29401
A subsidiary of Wilmington Trust SP Services, Inc. that provides management services.
A South Carolina corporation.

Rodney Square Management Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Corporation and a registered investment advisor.
A Delaware corporation.

Wilmington Brokerage Services Company
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a registered broker-dealer and a registered investment advisor.
A Delaware corporation.

100 West Tenth Street Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that holds title to and maintains certain real estate on behalf of Wilmington Trust Company and Compton Realty Corporation.
A Delaware corporation.

Compton Realty Corporation
Rodney Square North

1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a partner in Rodney Square Investors, L.P., the partnership that holds title to the Wilmington Trust Center.
A Delaware corporation.

Rodney Square Investors, L.P.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
98% owned by Wilmington Trust Company and 2% owned by Compton Realty Corporation. Partnership that holds title to the Wilmington Trust Center. A Delaware limited partnership.

Drew-VIII-Ltd.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that holds title to and manages certain troubled real estate on behalf of Wilmington Trust Company.
A Delaware corporation.

Siobain VI, Ltd.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that holds title to and manages certain troubled real estate on behalf of Wilmington Trust Company.
A Delaware corporation.

Wilmington Trust SP Services (New York), Inc. (f/k/a) WTC Corporate Services, Inc.)
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides nexus and other services. A Delaware corporation.

Wilmington Trust SP (Delaware) Services (f/k/a Organization Services, Inc.) Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides nexus and other services for Delaware holding companies and other Delaware entities.
A Delaware corporation.

Special Services Delaware, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust SP Services, Inc., a special purpose entity used to facilitate corporate transactions.
A Delaware corporation.

Wilmington Trust Global Services, Ltd.
Rodney Square North
1100 North Market Street
Wilmington, Delaware

A subsidiary of Wilmington Trust Company that provides nexus and other services. A Delaware corporation.

Wilmington Trust (Cayman), Ltd.
4/F Century Yard, Cricket Square
Hutchins Drive
George Town, Cayman Islands, British West Indies
A subsidiary of Wilmington Trust Company that provides trust services. A Cayman Islands corporation.

Wilmington Trust (Channel Islands), Ltd.
St. Helier, Jersey, Channel Islands
A subsidiary of Wilmington Trust Company that provides trust services. A Channel Islands corporation.

Wilmington Trust Investment Management, LLC (f/k/a Balentine & Company, LLC) 3455 Peachtree Road
Suite 2000
Atlanta, Georgia 30325
Owned by Wilmington Trust Corporation.
A Georgia limited liability company.

Wilmington Trust (UK) Limited
10 Upper Bank Street
London, E145JJ
A subsidiary of Wilmington Trust Corporation Holding company.
Incorporated under the laws of the United Kingdom.

SPV Management Limited
Tower 42, International Financial Center, 25 Old Broad Street, London, EC2N 1HQ A subsidiary of Wilmington Trust (UK) Limited that provides nexus and other services.
Incorporated under the laws of the United Kingdom.

SPV Advisers Limited
Tower 42, International Financial Center, 25 Old Broad Street, London, EC2N 1HQ A subsidiary of Wilmington Trust (UK) Limited that serves as advisor to SPV Management Limited.
Incorporated under the laws of the United Kingdom.

Lord SPV Limited
Tower 42, International Financial Center, 25 Old Broad Street, London, EC2N 1HQ A subsidiary of SPV Management Limited.
Incorporated under the laws of the United Kingdom.

SPV Management (Dublin) Limited
1st Floor, 7 Exchange Place, IFSC, Dublin 1, Ireland
A subsidiary of SPV Management Limited that provides nexus and other services. Incorporated under the laws of Ireland.

SPV Management (Italia) SRL
Studio Tributare Deiure, Via Pontaccio 10, Milan, 20120, Italy
A subsidiary of SPV Management Limited that provides nexus and other services. Incorporated under the laws of Italy.

SPV Jersey Limited
Oak Walk, St. Peter, Jersey, JE3 7EF

A subsidiary of SPV Management Limited that provides nexus and other services. Incorporated under the laws of Jersey.

SPV Cayman Limited
Q&H Corporate Services Ltd., Third Floor, Harbour Centre,
P.O. Box 1347, Georgetown, Grand Cayman, BWIO, Cayman Islands
A subsidiary of SPV Management Limited that provides nexus and other services. Incorporated under the laws of the Cayman Islands.

Bedell SPV Management (Jersey) Limited
26 New Street, St. Helier, Jersey JE2 3RA, Channel Islands
51% owned by SPV Management Limited
Provides nexus and other services.
Incorporated under the laws of Jersey.

GTBA Holdings, Inc.
Rodney Square North
1100 North Market Street
Wilmington, DE 19890
A subsidiary of Wilmington Trust Corporation that holds its interest in Grant, Tani, Barash & Altman, LLC.
A Delaware corporation.

Grant, Tani, Barash & Altman, LLC
Rodney Square North
1100 North Market Street
Wilmington, DE 19890
A subsidiary of GTBA Holdings, Inc.
A registered investment adviser.
A Delaware limited liability company.

Grant, Tani, Barash & Altman Management, Inc.
Rodney Square North
1100 North Market Street
Wilmington, DE 19890
A subsidiary of GTBA Holdings, Inc.
A management company that provides employees to Grant Tani Barash & Altman. LLC and a registered investment adviser.
A Delaware corporation

WTC Camden, Inc.
Rodney Square North
1100 North Market Street
Wilmington, DE 19890
A subsidiary of Wilmington Trust Company.
A Delaware corporation.

INACTIVE SUBSIDIARIES
WT Delaware Capital Corp. (Shell Co.)
Rodney Square North
1100 North Market Street
Wilmington, DE
A Delaware corporation.

Wilmington Investment Managers, Inc. (Shell Co.)
Rodney Square North

1100 North Market Street
Wilmington, DE
A Delaware corporation.

California Corporate Management, Inc. (Shell Co.)
Rodney Square North
1100 North Market Street
Wilmington, DE
A Delaware corporation.

WT Services of Delaware, Inc.
Rodney Square North
1100 North Market Street
Wilmington, DE
A subsidiary of Wilmington Trust Company that provides back-office support services to Wilmington Trust Company and its affiliates.
A Delaware corporation.

Charleston Captive Holding Company (shell company)
145 King Street, Suite 102
Charlestown, SC 29401

AFFILIATES
Cramer Rosenthal McGlynn, LLC
White Plains, New York
A registered investment adviser
(77.24% equity interest owned by WT Investments, Inc.)
A Delaware limited liability company.

Roxbury Capital Management, LLC
Santa Monica, California
A registered investment adviser
(30% profits interest owned by WT Investments, Inc.
(41.36% equity interest owned by WT Investments, Inc.)
A Delaware limited liability company.

Clemente Capital, Inc.
152 West 57th Street
New York, New York 10017
(24.9% equity interest owned by WT Investments, Inc.)
A New York corporation.

Camden Partners Holdings, LLC
One South Street, Suite 215
Baltimore, MD  21202
(31.25% equity interest owned by WT Investments, Inc.)
A registered investment adviser.
A Delaware limited liability company.

Camden Partners Equity Advisors, LLC
One South Street, Suite 215
Baltimore, MD  21202
100% owned by Camden Partners Holdings, LLC
A registered investment adviser.
A Delaware limited liability company.

The Independence Group, Ltd.
c/o Mutual Risk Management (Cayman) Ltd.
Genesis Building, Second Floor
13 Jennett Street,P.O. Box 1363
G.T.
Grand Cayman, BWI
Formation Date: 1/11/02 under the laws of the Cayman Islands
No. of Units authorized: 35 units
Units Issued to Wilmington Trust Corporation: 1
One Voting Common Share, par value US $1.00, at a purchase price of US $100; and One New-Voting Redeemable Preferred Share, par value US $1.00, at a Purchase price of US $24,900.

ITEM 25.    INDEMNIFICATION.

            The Fund's Amended and Restated Agreement and Declaration of Trust (the "Agreement") and Amended and Restated By-laws provide, among other things, that the trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent employee, investment adviser or distributor of the Fund, nor shall any trustee be responsible for the act or omission of any other trustee, and the Fund out of its assets may indemnify and hold harmless each trustee and officer of the Fund from and against any and all claims, demands, costs, losses, expenses and damages whatsoever arising out of or related to such trustee's performance of his or her duties as a trustee or officer of the Fund; provided that the trustees and officers of the Fund shall not be entitled to an indemnification or held harmless if such liabilities were a result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. (See
Article IX of the Agreement incorporated by reference as Exhibit 23(a)(i)(a) and
Article IX of the Fund's By-laws incorporated by reference as Exhibit 23(b)).

            The Fund is party to an investment advisory agreement with each of RSMC, CRM and Roxbury and a sub-advisory agreement with each of CRM and Roxbury. Each of the foregoing investment advisory agreements with the Fund provide that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under their respective agreements, the adviser or sub-adviser shall not be subject to liability to the Fund, any series of the Fund or any of its shareholders for any act or omission in the course of, or connected with, rendering services under such agreements or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Fund. Any liability of an adviser or sub-adviser to any series of the Fund shall not automatically impart liability on the part of such adviser or sub-adviser to any other series of the Fund. No series of the Fund shall be liable for the obligations of any other series of the Fund.

            The Fund is also party to a sub-advisory agreement with each of GSAM, JBIM, AEW, REMS, PPA, ASA, M&C, BLM, EBS, EIC, BFM, SFM, First Quadrant and WTIM. Each of the foregoing sub-advisory agreements provides that the sub-adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by its respective sub-advisory agreement, or in accordance with (or in the absence of) specific directions or instructions from the Fund or Rodney Square Management Corporation, provided, however, that such acts or omissions shall not have resulted from the sub-adviser's willful misfeasance, bad faith, gross negligence or a reckless disregard of duty under its sub-advisory agreement.

            Indemnification of Professional Funds Distributor, LLC (the "Distributor"), the Fund's principal underwriter against certain losses is provided for in Section 10 of the Underwriting Agreement with the Distributor incorporated by reference as Exhibit 23(e)(1) hereto. In Section 10 of the Underwriting Agreement, the Fund agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense, arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Fund included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Fund does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Fund by or on behalf of the Distributor.

            Indemnification of PFPC in its capacity as administrator and accounting agent against certain losses is provided for in Section 12 of the Administration and Accounting Services Agreement with PFPC incorporated by reference as Exhibit 23(h)(ii) hereto. The Fund, on behalf of each series of the Fund, agrees to indemnify and hold harmless PFPC, its affiliates and its authorized agents from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the securities laws and any state or foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) attorneys' fees and disbursements arising directly or indirectly from any action or omission to act which PFPC, its affiliates or its authorized agents take (i) at the request or on the direction of or in reliance on the advice of the Fund or
(ii) upon oral instructions or written instructions. Neither PFPC, nor any of its affiliates or agents, shall be indemnified against any liability (or any expenses incident to such liability) arising out of PFPC's or its affiliates' or its agents' own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under the Administration and Accounting Services Agreement.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

(i)   Rodney Square Management Corporation ("RSMC")

      The only employment of a substantial nature of each of RSMC's directors and officers is with RSMC and its affiliated companies.

(ii)  Cramer Rosenthal McGlynn, LLC ("CRM")

      The only employment of a substantial nature of each of CRM's directors and officers is with CRM.

(iii) Roxbury Capital Management, LLC ("Roxbury")

      The only employment of a substantial nature of each of Roxbury's directors and officers is with Roxbury.

(iv)  Wilmington Trust Investment Management, LLC ("WTIM")

      The only employment of a substantial nature of each of WTIM's members of its board of managers and officers is with WTIM and its affiliated companies.

(v)   AEW Management and Advisors, L.P. ("AEW")

      The only employment of a substantial nature of each of AEW's directors and officers is with AEW.

(vi)  Real Estate Management Services Group, LLC ("REMS").

      The only employment of a substantial nature of each of REMS' directors and officers is with REMS.

(vii) Goldman Sachs Asset Management, L.P. Set forth below are the names and businesses of certain managing directors of GSAM L.P who are engaged in any other business, profession, vocation or employment of a substantial nature.

Name                       Position With Sub-Adviser     Other Affiliations
----                       -------------------------     ------------------
Henry M. Paulson, Jr.      Managing Director         Chairman, Chief Executive
                                                     Officer and Director, The
                                                     Goldman Sachs Group, Inc.

Robert J. Hurst            Managing Director         Vice Chairman and Director, The
                                                     Goldman Sachs Group, Inc.,

John A. Thain              Managing Director         President, Co-Chief Operating
                                                     Officer and  Director, The
                                                     Goldman Sachs Group, Inc.

John L. Thornton           Managing Director         President, Co-Chief Operating
                                                     Officer and Director, The
                                                     Goldman Sachs Group, Inc

David W. Blood             Managing Director and     Director, Goldman Sachs Asset
                           Co- Head(Asset            Management International
                           Management Group)

(viii) Julius Baer Investment Management LLC. The only employment of a substantial nature of each of JBIM's directors and officers is with JBIM and its affiliated companies.

(ix)  Parametric Portfolio Associates

      Parametric Portfolio Associates, LLC ("PPA") is a registered investment adviser providing investment management services to the Fund. PPA is a majority-owned subsidiary of Eaton Vance Corp. The directors and officers of PPA are set forth below.

Name               Position with Sub-Adviser              Other Affiliations
----               -------------------------              ------------------
Andrew Abramsky    Chief Operating Officer, Manager       None


Brian Langstraat   Chief Executive Officer, Manager and
                   Secretary

David M. Stein     Chief Investment Officer               None

Aaron Singleton    Chief Financial Officer, Chief
                   Compliance Officer, Treasurer

James B. Hawkes    Manager                                Eaton Vance Corp., Chairman,
                                                          President and CEO

Thomas Faust       Manager                                Eaton Vance Corp., Executive
                                                          VP, Director

(x)   Armstrong Shaw Associates, Inc.

      The only employment of a substantial nature of each of ASA's directors and officers is with ASA.

(xi)  Montag & Caldwell, Inc.

      The only employment of a substantial nature of each of Montag & Caldwell's directors and officers is with Montag & Caldwell or its parent company, ABN AMRO Asset Management.

(xii) Bennett Lawrence Management, LLC

      The only employment of a substantial nature of each of BLM's directors and officers is with BLM.

(xiii) Eubel Brady and Suttman Asset Management, , Inc.

      The only employment of a substantial nature of each of EBS's directors and officers is with EBS.

(xiv) Equity Investment Corporation

      The only employment of a substantial nature of each of EIC's directors and officers is with EIC.

(xv) Batterymarch Financial Management, Inc.

      Batterymarch Financial Management, Inc. ("Batterymarch") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of Batterymarch have been engaged as director, officer, employee, partner, or trustee.

Name                Position with Sub-Adviser          Other Affiliations
----                -------------------------          ------------------
Deepak Chowdhury    Director                        Vice President and Director, Legg Mason
                                                    Fund Adviser,  Inc.
                                                    Senior Vice President, Legg Mason, Inc.
                                                    Senior Vice President, Legg Mason Wood
                                                    Walker, Incorporated
                                                    Non-Employee Director of various Legg
                                                    Mason, Inc. affiliates

William L. Elcock   CEO, Director and               None
                    Senior Portfolio Manager

Edward A. Taber III Director                        Executive Vice President, Legg Mason, Inc.
                                                    Vice President and Director
                                                    3040692 Nova Scotia Company
                                                    Non-Employee Director of
                                                    various Legg Mason, Inc. affiliates.

Phillip E. Channen  Assistant Secretary             None
                    and Chief Compliance Officer

Margaret J.         Assistant Treasurer             None
Coughlan

Thomas Linkas       Chief Investment                None
                    Officer

Francis X. Tracy    President, Treasurer,           None
                    Secretary and CFO

Tania Zouikin       Chairman and Director

(xvii) Systematic Financial Management L.P.

      The only employment of a substantial nature of each of SFM's directors and officers is with SFM.

(xviii) First Quadrant L.P.

      First Quadrant, L.P. currently serves as general partner and investment adviser for two unregistered funds organized as Delaware limited partnerships, and as investment adviser for four unregistered offshore funds. First Quadrant has a beneficial interest in FQN Management, LLC ("FQN"), a SEC registered investment adviser. First Quadrant has an affiliation (by virtue of Affiliated Managers Group, Inc.'s majority equity ownership position in each of First Quadrant and Managers Investment Group LLC ("Managers")), and arrangement with Managers to provide sub-advisory services to an affiliated mutual fund company known as Managers AMG Funds. Any other substantial employment of the partners, directors, and officers of First Quadrant, L.P. is noted below.

Name               Position with Sub-Adviser    Other Affiliations
----               -------------------------    ------------------
Ronnie M. Darnell  Chief Investment Officer     Vice President, FQN
                   and Limited Partner

Curtis J. Ketterer Chief Operating Officer and  Chief Operating Officer
                   Limited Partner              and Treasurer, FQN

Christopher G.     Director of Equities,        Vice President and
Luck               Director of Equity           Secretary, FQN
                   Portfolio Management and
                   Limited Partner

Timothy S. Meckel  Director of Client Service   None
                   and Limited Partner

Phillip T. Miller  Director of Options and      None
                   Derivative Products and
                   Limited Partner

Kent C. Roberts II Director of Marketing and    None
                   Limited Partner

Joel L. Brouwer    Director - Chief Financial   None
                   Officer

Kenneth J.         Co-Director of Global        None
Ferguson           Derivatives and Limited
                   Partner

Kenneth R. Funk    Director - Chief Compliance  None
                   Officer

Andre Francois     Chairman of the Advisory     Founder and Chair of the
Perold             Panel and Limited Partner    Investment Committee of
                                                HighVista Strategies;
                                                George Gund Professor of
                                                Finance and Banking,
                                                Harvard Business School;
                                                Director, The Vanguard
                                                Group; Board Chairman,
                                                Unx; Chairman of the
                                                Investment Committee,
                                                Shady Hill School; Member
                                                of the Advisory Board of:
                                                RRE Investors, The Debt
                                                Exchange, The Rock Creek
                                                Group and FIA Timber
                                                Partners

ITEM 27.    PRINCIPAL UNDERWRITER.

      (a) Professional Funds Distributor, LLC (the "Distributor") acts as principal underwriter for the following investment companies:

                  Armada Funds
                  Armada Advantage Fund

      Professional Funds Distributor, LLC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Professional Funds Distributor, LLC is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

      (b) The following is a list of the executive officers, directors, and partners of Professional Funds Distributor, LLC:

Name                        Position             Position w/ Fund
----                        --------             ----------------
Philip H. Rinnander         President & Owner    None
Barbara A. Rice             Vice President       None
Thomas L. Schwegel          Vice President       None
Jennifer DiValerio          Vice President       None

      (c)   Not applicable.

ITEM 28.    LOCATIONS OF ACCOUNTS AND RECORDS.

All accounts and records are maintained by the Fund, or on its behalf by Rodney Square Management Corporation, 1100 N. Market Street, Wilmington, DE 19890; Wilmington Trust Investment Management, LLC, 3455 Peachtree Road, Suite 2000, Atlanta, GA 30326; and the Fund's administrator, transfer agent, dividend-paying agent and accounting services agent, PFPC Inc., 301 Bellevue Parkway, Wilmington, DE 19809.

ITEM 29.    MANAGEMENT SERVICES.

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.    UNDERTAKINGS.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Fund furnishes the following undertaking:


Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 33 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Wilmington, State of Delaware on the 30th day of September 2005.

                                        WT MUTUAL FUND

                                 By:    /s/ Robert J. Christian
                                        ------------------------------------
                                        Robert J. Christian, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Robert H. Arnold *           Trustee                    September 30, 2005
----------------------
Robert H. Arnold

/s/ Eric Brucker *               Trustee                    September 30, 2005
------------------
Eric Brucker

/s/ Robert J. Christian          Trustee, President, and    September 30, 2005
-----------------------          Chief Executive Officer
Robert J. Christian

/s/ John J. Kelley               Vice President, Chief      September 30, 2005
------------------               Financial Officer and
John J. Kelley                   Treasurer

/s/ Nicholas A. Giordano *       Trustee                    September 30, 2005
--------------------------
Nicholas A. Giordano

/s/ Louis Klein, Jr. *           Trustee                    September 30, 2005
----------------------
Louis Klein, Jr.

/s/ Clement C. Moore, II *       Trustee                    September 30, 2005
--------------------------
Clement C. Moore, II

/s/ John J. Quindlen *           Trustee                    September 30, 2005
----------------------
John J. Quindlen

/s/ Mark Sargent *               Trustee                    September 30, 2005
------------------
Mark Sargent

/s/ Neil Wolfson                 Trustee                    September 30, 2005
----------------
Neil Wolfson

      * By  /s/ Robert J. Christian
            -------------------------
            Robert J. Christian
            Attorney-in-Fact